UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2007

Date of reporting period: February 28, 2007

Item 1. Reports to Stockholders.

Management’s Discussion of Fund Performance

iSHARES® LEHMAN TREASURY BOND FUNDS

Performance as of February 28, 2007

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 2/28/07			Inception to 2/28/07			Inception to 2/28/07

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Lehman Short Treasury	–	–	–	–	–	–	0.72%	0.78%	0.73%
Lehman 1-3 Year Treasury	4.69%	4.63%	4.75%	2.42%	2.43%	2.56%	11.67%	11.68%	12.33%
Lehman 3-7 Year Treasury	–	–	–	–	–	–	1.17%	1.16%	1.18%
Lehman 7-10 Year Treasury	5.14%	5.14%	5.17%	4.37%	4.37%	4.33%	21.79%	21.79%	21.57%
Lehman 10-20 Year Treasury	–	–	–	–	–	–	1.41%	1.38%	1.42%
Lehman 20+ Year Treasury	3.37%	3.41%	3.42%	6.83%	6.82%	6.91%	35.61%	35.52%	36.08%
Lehman TIPS	2.56%	2.51%	2.74%	4.34%	4.33%	4.54%	14.76%	14.73%	15.47%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/22/02 for the iShares Lehman 1-3 Year Treasury, iShares Lehman 7-10 Year Treasury and iShares Lehman 20+ Year Treasury Bond Funds; 1/5/07 for the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury and iShares Lehman 10-20 Year Treasury Bond Funds; and 12/4/03 for the iShares Lehman TIPS Bond Fund). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02 for the iShares Lehman 1-3 Year Treasury, iShares Lehman 7-10 Year Treasury and iShares Lehman 20+ Year Treasury Bond Funds; 1/11/07 for the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury and iShares Lehman 10-20 Year Treasury Bond Funds; and 12/5/03 for the iShares Lehman TIPS Bond Fund), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

2	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 2/28/07, the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury and iShares Lehman 10-20 Year Treasury Bond Funds did not have six months of performance and therefore line graphs are not presented.

The iShares Lehman Short Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Lehman Brothers Short U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from the Fund’s inception on January 5, 2007 through February 28, 2007, the Fund returned 0.72%, while the Index returned 0.73%.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
U.S. Government Obligations	99.15%

Short-Term and Other Net Assets	0.85

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.38%, 05/15/07	22.89%

U.S. Treasury Bills, 5.04%, 06/28/07	13.35

U.S. Treasury Bills, 5.06%, 05/03/07	10.55

U.S. Treasury Bills, 4.99%, 04/05/07	10.04

U.S. Treasury Notes, 3.75%, 03/31/07	5.50

TOTAL	62.33%

The iShares Lehman 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Lehman Brothers 1-3 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended February 28, 2007, the Fund returned 4.69%, while the Index returned 4.75%.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
U.S. Government Obligations	98.85%

Short-Term and Other Net Assets	1.15

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
U.S. Treasury Notes, 3.75%, 05/15/08	11.55%

U.S. Treasury Notes, 4.88%, 08/15/09	7.01

U.S. Treasury Notes, 4.13%, 08/15/08	6.19

U.S. Treasury Notes, 4.75%, 02/15/10	5.01

U.S. Treasury Notes, 2.63%, 05/15/08	4.75

TOTAL	34.51%

The iShares Lehman 3-7 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Lehman Brothers 3-7 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from the Fund’s inception on January 5, 2007 through February 28, 2007, the Fund returned 1.17%, while the Index returned 1.18%.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
U.S. Government Obligations	98.19%

Short-Term and Other Net Assets	1.81

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.88%, 04/30/11	20.17%

U.S. Treasury Notes, 4.00%, 03/15/10	18.14

U.S. Treasury Notes, 4.88%, 02/15/12	16.11

U.S. Treasury Notes, 3.63%, 05/15/13	13.78

U.S. Treasury Notes, 4.13%, 08/15/10	11.93

TOTAL	80.13%

The iShares Lehman 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Lehman Brothers 7-10 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended February 28, 2007, the Fund returned 5.14%, while the Index returned 5.17%.

4	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
U.S. Government Obligations	98.84%

Short-Term and Other Net Assets	1.16

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
U.S. Treasury Bonds, 11.25%, 02/15/15	21.83%

U.S. Treasury Notes, 4.13%, 05/15/15	16.92

U.S. Treasury Notes, 4.88%, 08/15/16	10.82

U.S. Treasury Notes, 4.63%, 11/15/16	7.84

U.S. Treasury Bonds, 9.25%, 02/15/16	6.42

TOTAL	63.83%

The iShares Lehman 10-20 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Lehman Brothers 10-20 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from the Fund’s inception on January 5, 2007 through February 28, 2007, the Fund returned 1.41%, while the Index returned 1.42%.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
U.S. Government Obligations	97.30%

Short-Term and Other Net Assets	2.70

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
U.S. Treasury Bonds, 8.88%, 02/15/19	19.65%

U.S. Treasury Bonds, 7.88%, 02/15/21	18.86

U.S. Treasury Bonds, 8.88%, 08/15/17	14.41

U.S. Treasury Bonds, 7.50%, 11/15/24	12.99

U.S. Treasury Bonds, 6.00%, 02/15/26	11.30

TOTAL	77.21%

The iShares Lehman 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Lehman Brothers 20+ Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended February 28, 2007, the Fund returned 3.37%, while the Index returned 3.42%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
U.S. Government Obligations	98.94%

Short-Term and Other Net Assets	1.06

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
U.S. Treasury Bonds, 4.50%, 02/15/36	16.23%

U.S. Treasury Bonds, 6.13%, 11/15/27	13.84

U.S. Treasury Bonds, 6.25%, 05/15/30	13.12

U.S. Treasury Bonds, 5.38%, 02/15/31	11.44

U.S. Treasury Bonds, 5.25%, 02/15/29	9.90

TOTAL	64.53%

The iShares Lehman TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Lehman Brothers U.S. Treasury TIPS Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended February 28, 2007, the Fund returned 2.56%, while the Index returned 2.74%.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
U.S. Government Obligations	99.18%

Short-Term and Other Net Assets	0.82

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
U.S. Treasury Inflation Index Bonds,

3.88%, 04/15/29	7.49%

U.S. Treasury Inflation Index Bonds,

2.38%, 01/15/25	7.25

U.S. Treasury Inflation Index Bonds,

0.88%, 04/15/10	7.07

U.S. Treasury Inflation Index Bonds,

3.00%, 07/15/12	6.45

U.S. Treasury Inflation Index Bonds,

3.63%, 04/15/28	6.24

TOTAL	34.50%

Moderate economic growth and declining inflation helped U.S. bonds post solid gains for the twelve-month period ended February 28, 2007 (the “reporting period”). Although the U.S. economy grew by 3.3% in 2006 – slightly ahead of the 3.2% growth rate in 2005 – economic activity slowed markedly as the year progressed. After growing at a robust 5.6% annualized rate in the first quarter of 2006, the economy slowed to a 2.6% annualized growth rate in the second quarter and a 2.1% annualized growth rate over the last six months of the year. One of the largest drags on the economy was a substantial slump in the housing market. According to government reports, existing home sales declined by 8.4% in 2006 from 2005, while new home sales fell by 17.3% and new residential construction was down 14.9%.

Inflation also eased during the reporting period. The consumer price index rose by 2.4% over the past year, down significantly from a 3.6% increase for the previous 12 months. The key factors behind the lower inflation rate included a 1% decrease in energy prices – including a 10% drop in the last six months – and a 0.6% decline in transportation costs.

6	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

With both economic growth and inflation appearing to be on the wane, the Federal Reserve (the “Fed”) ended its series of short-term interest rate increases during the second half of the reporting period. The Fed raised its federal funds rate three times between February and June 2006 – for a total of 17 rate hikes since June 2004 – and then held steady for the remainder of the reporting period.

Despite the generally favorable economic environment, the bond market experienced an increase in volatility during the reporting period. Bonds fell early in the period in response to a spike in energy prices and the Fed’s additional rate hikes. The bond market started to rebound in the second half of 2006 as the economy appeared to show signs of slower, more controlled growth, but strong economic data at the end of the year sparked another decline amid fears of potential inflation. Bonds regained their footing again in February 2007, rallying sharply in response to lower economic growth figures reported for the fourth quarter of 2006 and further evidence of weakness in the housing market.

For the reporting period as a whole, however, Treasury bond yields changed little from their levels at the beginning of the period. The two-year Treasury note yield fell from 4.69% to 4.65% during the reporting period, while the 10-year Treasury bond yield edged up from 4.55% to 4.56%. The longest-term Treasuries (maturing in 20 years or more) saw their yields rise during the reporting period, causing them to under-perform short- and intermediate-term Treasury securities.

Treasury inflation-protected securities (“TIPS”) also posted positive results, but lagged the nominal Treasury market. In part, the underperformance of TIPS reflected the lower inflation rate, which reduced the inflation adjustments to the principal value of the bonds. In addition, demand for the inflation protection provided by TIPS declined as the Fed provided reassurances that the long-term prospects for inflation remained well contained.

For the two-month period ended February 28, 2007, U.S. bonds posted positive returns despite some notable volatility. The bond market lost ground in January 2007 as strong economic data led to concerns about the possibility of more short-term interest rate hikes by the Fed. In particular, the initial estimate of U.S. economic growth in the fourth quarter of 2006 came in at a robust 3.5% annualized rate. In February 2007, however, the bond market reversed course, enjoying its best month of performance since August 2004. The catalysts for the bond market rally appeared to include a slumping stock market, a sharp downward revision to fourth-quarter economic growth (to a 2.2% annualized rate), and further weakness in the housing market, including the biggest monthly drop-off in new home sales since 1994.

Treasury bonds rallied during the two-month period ended February 28, 2007, as yields fell equally across the maturity spectrum. For example, the two-year Treasury note yield fell from 4.76% to 4.65%, while the 10-year Treasury bond yield dipped from 4.65% to 4.56%. Longer-term bonds generally performed better than short- and intermediate-term bonds thanks to their greater interest rate sensitivity, which produced more price appreciation as bond yields declined.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period ”to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (9/1/06)[a]	Ending Account Value (2/28/07)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/06 to 2/28/07)
Lehman Short Treasury
Actual	$1,000.00	$1,007.20	0.15%	$0.22
Hypothetical (5% return before expenses)	1,000.00	1,007.20	0.15	0.22
Lehman 1-3 Year Treasury
Actual	1,000.00	1,024.20	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Lehman 3-7 Year Treasury
Actual	1,000.00	1,011.70	0.15	0.22
Hypothetical (5% return before expenses)	1,000.00	1,007.20	0.15	0.22
Lehman 7-10 Year Treasury
Actual	1,000.00	1,034.50	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

8	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (9/1/06)[a]	Ending Account Value (2/28/07)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/06 to 2/28/07)
Lehman 10-20 Year Treasury
Actual	$1,000.00	$1,014.10	0.15%	$0.22
Hypothetical (5% return before expenses)	1,000.00	1,007.20	0.15	0.22
Lehman 20+ Year Treasury
Actual	1,000.00	1,047.90	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Lehman TIPS
Actual	1,000.00	1,010.30	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

[a]

Account values are based on a start date of January 5, 2007 (commencement of operations) for the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury and iShares Lehman 10-20 Year Treasury Bond Funds.

[b]

Except for the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury and iShares Lehman 10-20 Year Treasury Bond Funds, expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Expenses for the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury and iShares Lehman 10-20 Year Treasury Bond Funds, which commenced operations on January 5, 2007, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (54 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® LEHMAN SHORT TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.15%

U.S. Treasury Bills
4.99%, 04/05/07	$6,600,000	$6,567,564
5.04%, 06/28/07	8,880,000	8,735,289
5.06%, 05/03/07	6,960,000	6,898,856

U.S. Treasury Notes
3.00%, 11/15/07	3,600,000	3,550,212
3.50%, 05/31/07[a]	2,988,000	2,975,988
3.63%, 04/30/07	3,072,000	3,064,197
3.63%, 06/30/07[a]	2,832,000	2,818,293
3.75%, 03/31/07[a]	3,600,000	3,595,212
3.88%, 07/31/07	2,700,000	2,686,932
4.00%, 08/31/07[a]	3,600,000	3,581,856
4.00%, 09/30/07	2,760,000	2,743,385
4.25%, 10/31/07[a]	2,682,000	2,668,805
4.38%, 05/15/07	15,000,000	14,975,999

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $64,852,011)		64,862,588

SHORT-TERM INVESTMENTS – 12.41%

CERTIFICATES OF DEPOSIT[b]– 0.58%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	87,655	87,655
Deutsche Bank AG
5.35%, 08/08/07	146,091	146,091
Washington Mutual Bank
5.33%, 03/19/07	146,091	146,091

		379,837

COMMERCIAL PAPER[b] – 2.79%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[c]	55,580	55,204
BNP Paribas Finance Inc.
5.12%, 06/06/07	20,453	20,171
Bryant Park Funding LLC
5.27%, 03/06/07[c]	14,401	14,391
Cantabric Finance LLC
5.25%, 03/06/07[c]	46,749	46,715
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[c]	43,827	43,513

Security	Principal	Value
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[c]	$29,783	$29,705
Crown Point Capital Co. LLC
5.20%, 07/18/07[c]	67,503	66,148
Edison Asset Securitization LLC
5.21%, 04/11/07[c]	24,218	24,074
Five Finance Inc.
5.22%, 04/20/07[c]	26,881	26,686
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[c]	102,264	100,508
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[c]	95,836	95,721
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[c]	113,951	112,536
Harrier Finance Funding LLC
5.12%, 06/06/07[c]	58,436	57,631
Irish Permanent Treasury PLC
5.18%, 07/10/07	29,218	28,667
KKR Pacific Funding Trust
5.29%, 03/13/07[c]	73,046	72,917
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[c]	73,833	72,577
Liberty Street Funding Corp.
5.27%, 03/06/07[c]	7,012	7,007
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[c]	131,830	130,578
Nationwide Building Society
5.21%, 04/13/07[c]	55,515	55,169
Nestle Capital Corp.
5.19%, 08/09/07	35,062	34,248
Sedna Finance Inc.
5.22%, 04/17/07[c]	33,309	33,082
Simba Funding Corp.
5.20%, 07/23/07[c]	58,436	57,221
Societe Generale
5.18%, 05/16/07	146,091	144,494

10	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN SHORT TREASURY BOND FUND

February 28, 2007

Security	Shares or Principal	Value
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[c]	$222,617	$222,403
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[c]	42,776	42,706
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[c]	30,678	30,654
Tulip Funding Corp.
5.29%, 03/15/07[c]	112,175	111,945
Westpac Banking Corp.
5.20%, 07/12/07[c]	52,593	51,582
Zela Finance Inc.
5.20%, 07/16/07[c]	35,062	34,368

		1,822,621

MEDIUM-TERM NOTES[b] – 0.26%
Bank of America N.A.
5.28%, 04/20/07	14,609	14,609
Cullinan Finance Corp.
5.71%, 06/28/07[c]	43,827	43,827
K2 USA LLC
5.39%, 06/04/07[c]	43,827	43,827
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[c]	68,371	68,371

		170,634

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.26%[d,e]	48,318	48,318

		48,318

REPURCHASE AGREEMENTS[b] – 1.70%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $116,890 (collateralized by non-U.S. Government debt securities, value $120,474, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$116,873	116,873

Security	Principal	Value
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $87,668 (collateralized by non-U.S. Government debt securities, value $96,496, 0.00% to 9.20%, 10/17/18 to 11/25/52).	$87,655	$87,655
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $5,845 (collateralized by non-U.S. Government debt securities, value $6,141, 5.43%, 3/15/08).	5,844	5,844
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $116,890 (collateralized by non-U.S. Government debt securities, value $122,814, 4.91% to 6.31%, 10/25/33 to 8/25/46).	116,873	116,873
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $87,668 (collateralized by non-U.S. Government debt securities, value $94,451, 0.00% to 10.00%, 5/27/33 to 8/25/46).	87,655	87,655
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $64,290 (collateralized by non-U.S. Government debt securities, value $69,270, 0.00% to 10.00%, 5/27/33 to 8/25/46).	64,280	64,280

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® LEHMAN SHORT TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $35,067 (collateralized by non-U.S. Government debt securities, value $39,060, 0.00% to 10.00%, 5/27/33 to 2/28/37).	$35,062	$35,062
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $21,687 (collateralized by non-U.S. Government debt securities, value $22,786, 4.52% to 6.89%, 1/15/09 to 10/25/36).	21,684	21,684
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $245,470 (collateralized by non-U.S. Government debt securities, value $270,614, 0.00% to 10.00%, 4/1/07 to 12/31/49).	245,433	245,433
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $29,222 (collateralized by non-U.S. Government debt securities, value $30,705, 3.72% to 5.99%, 12/15/36 to 6/1/46).	29,218	29,218
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $14,611 (collateralized by non-U.S. Government debt securities, value $15,354, 6.25% to 9.56%, 5/15/11 to 2/1/30).	14,609	14,609

Security	Principal	Value
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $58,445 (collateralized by non-U.S. Government debt securities, value $61,407, 1.63% to 14.50%, 5/1/07 to 9/18/37).	$58,436	$58,436
Morgan Stanley 5.36%, due 3/1/07, maturity value $58,445 (collateralized by non-U.S. Government debt securities, value $61,420, 0.00% to 10.00%, 3/1/07 to 2/28/37).	58,436	58,436
Morgan Stanley 5.51%, due 2/4/08, maturity value $42,997 (collateralized by non-U.S. Government debt securities, value $48,511, 0.00% to 10.00%, 3/1/07 to 2/28/37).[f]	40,906	40,906
Wachovia Capital 5.38%, due 3/1/07, maturity value $128,579 (collateralized by non-U.S. Government debt securities, value $135,095, 0.00% to 8.32%, 2/15/08 to 3/15/49).	128,560	128,560

		1,111,524

TIME DEPOSITS[b] – 0.52%
Bank of Nova Scotia
5.30%, 03/02/07	24,506	24,506
Chase Bank USA N.A.
5.38%, 03/01/07	87,655	87,655
Citibank N.A.
5.47%, 03/01/07	87,655	87,655
Deutsche Bank AG
5.38%, 03/01/07	137,250	137,250

		337,066

12	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN SHORT TREASURY BOND FUND

February 28, 2007

Security	Principal	Value

VARIABLE & FLOATING RATE NOTES [b] – 6.49%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[c]	$149,597	$149,612
American Express Centurion Bank
5.41%, 07/19/07	64,280	64,309
American Express Credit Corp.
5.42%, 03/05/08	17,531	17,539
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	2,663	2,663
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[c]	43,827	43,827
ASIF Global Financing
5.40%, 05/03/07[c]	5,844	5,844
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[c]	37,984	37,984
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[c]	84,733	84,736
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[c]	149,013	149,016
BMW US Capital LLC
5.32%, 01/15/08[c]	58,436	58,436
BNP Paribas
5.33%, 11/19/07[c]	108,107	108,107
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[c]	56,099	56,094
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[c]	42,659	42,659
CC USA Inc.
5.36%, 07/30/07[c]	29,218	29,220
Commodore CDO Ltd.
5.44%, 12/12/07[c]	14,609	14,609
Credit Agricole SA
5.33%, 11/23/07	58,436	58,436
Credit Suisse First Boston NY
5.36%, 04/24/07	29,218	29,218

Security	Principal	Value
Cullinan Finance Corp.
5.36%, 04/25/07[c]	$14,609	$14,609
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[c]	4,483	4,483
DEPFA Bank PLC
5.40%, 12/14/07[c]	58,436	58,436
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[c]	67,202	67,203
Eli Lilly Services Inc.
5.31%, 03/01/07[c]	39,006	39,006
Fifth Third Bancorp
5.32%, 02/22/08[c]	116,873	116,873
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[c]	37,984	37,982
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[c]	61,358	61,364
Granite Master Issuer PLC
5.29%, 08/20/07[c]	204,528	204,528
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[c]	75,967	75,968
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	87,655	87,660
HBOS Treasury Services PLC
5.46%, 01/24/08[c]	58,436	58,436
Holmes Financing PLC
5.29%, 07/16/07[c]	102,264	102,264
JP Morgan Securities Inc.
5.40%, 11/16/07	116,873	116,873
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[f]	160,700	160,700
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[c]	43,827	43,827

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® LEHMAN SHORT TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Kestrel Funding LLC
5.30%, 07/11/07[c]	$23,375	$23,374
Kommunalkredit Austria AG
5.32%, 02/08/08[c]	35,062	35,062
Leafs LLC
5.32%, 01/22/08[c]	56,617	56,617
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[c]	64,280	64,279
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[c]	20,602	20,602
Marshall & Ilsley Bank
5.32%, 02/15/08	32,140	32,140
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[c]	105,754	105,754
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[f]	64,280	64,280
Metropolitan Life Global Funding I
5.33%, 03/06/08[c]	87,655	87,655
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[c,f]	5,844	5,844
Mound Financing PLC
5.29%, 05/08/07[c]	54,930	54,930
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[c]	93,498	93,497
National City Bank of Indiana
5.34%, 05/21/07	29,218	29,219
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[c]	192,840	192,862
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[c]	58,583	58,575
Northern Rock PLC
5.38%, 02/01/08[c]	70,124	70,125
Northlake CDO I
5.42%, 09/06/07[c]	17,531	17,531
Pricoa Global Funding I
5.31%, 02/27/08[c]	78,889	78,889

Security	Principal	Value
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[c]	$84,733	$84,732
Skandinaviska Enskilda Banken
5.32%, 02/15/08[c]	58,436	58,436
Strips III LLC
5.37%, 07/24/07[c]	11,891	11,891
SunTrust Bank
5.29%, 05/01/07	58,436	58,437
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[c]	142,585	142,581
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[c]	96,420	96,420
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[c]	65,964	65,964
Wachovia Bank N.A.
5.36%, 05/22/07	116,873	116,873
Wal-Mart Stores Inc.
5.50%, 07/16/07[c]	43,827	43,838
Wells Fargo & Co.
5.33%, 11/15/07[c]	29,218	29,219
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[c]	43,827	43,828
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[c]	175,309	175,293
Wind Master Trust
5.31%, 07/25/07[c]	23,375	23,375

		4,244,643

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,114,643)		8,114,643

TOTAL INVESTMENTS IN SECURITIES – 111.56% (Cost: $72,966,654)		72,977,231

Other Assets, Less Liabilities – (11.56)%		(7,560,711)

NET ASSETS – 100.00%		$65,416,520

14	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN SHORT TREASURY BOND FUND

February 28, 2007

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[c]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.85%
U.S. Treasury Notes
2.63%, 05/15/08[a]	$270,088,000	$263,281,791
2.63%, 03/15/09[a]	242,528,000	233,280,398
3.13%, 09/15/08[a]	157,092,000	153,400,341
3.13%, 10/15/08[a]	144,690,000	141,188,505
3.25%, 08/15/08[a]	104,728,000	102,567,457
3.25%, 01/15/09[a]	245,284,000	239,183,787
3.38%, 12/15/08[a]	151,580,000	148,298,292
3.38%, 09/15/09[a]	62,010,000	60,230,931
3.38%, 10/15/09[a]	67,522,000	65,543,605
3.50%, 08/15/09[a]	74,412,000	72,555,418
3.50%, 12/15/09[a]	68,900,000	67,001,807
3.63%, 07/15/09[a]	125,398,000	122,698,181
3.63%, 01/15/10[a]	127,465,000	124,305,148
3.75%, 05/15/08[a]	647,660,000	639,816,844
4.00%, 06/15/09[a]	190,164,000	187,729,903
4.13%, 08/15/08[a]	345,878,000	343,065,998
4.38%, 11/15/08[a]	117,130,000	116,558,407
4.50%, 02/15/09[a]	216,346,000	215,770,522
4.63%, 03/31/08	134,355,000	133,992,245
4.63%, 09/30/08[a]	68,900,000	68,802,163
4.63%, 11/15/09[a]	206,700,000	206,979,049
4.75%, 11/15/08[a]	241,839,000	242,134,048
4.75%, 12/31/08	103,350,000	103,503,994
4.75%, 02/15/10	276,000,000	277,551,109
4.88%, 04/30/08	103,350,000	103,386,177
4.88%, 05/31/08[a]	82,680,000	82,764,331
4.88%, 10/31/08[a]	79,235,000	79,449,724
4.88%, 05/15/09[a]	241,150,000	242,488,382
4.88%, 08/15/09	385,840,000	388,363,363
5.13%, 06/30/08[a]	103,350,000	103,818,187
6.50%, 02/15/10	137,310,000	144,676,688

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $5,477,087,424)		5,474,386,795

SHORT-TERM INVESTMENTS – 45.45%

CERTIFICATES OF DEPOSIT[b] – 2.11%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	26,994,321	26,994,321

Security	Principal	Value
Deutsche Bank AG
5.35%, 08/08/07	$44,990,536	$44,990,536
Washington Mutual Bank
5.33%, 03/19/07	44,990,536	44,990,536

		116,975,393

COMMERCIAL PAPER[b] – 10.14%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[c]	17,116,379	17,000,653
BNP Paribas Finance Inc.
5.12%, 06/06/07	6,298,675	6,211,866
Bryant Park Funding LLC
5.27%, 03/06/07[c]	4,434,987	4,431,741
Cantabric Finance LLC
5.25%, 03/06/07[c]	14,396,971	14,386,474
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[c]	13,497,161	13,400,241
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[c]	9,172,131	9,147,870
Crown Point Capital Co. LLC
5.20%, 07/18/07[c]	20,788,327	20,370,944
Edison Asset Securitization LLC
5.21%, 04/11/07[c]	7,458,171	7,413,917
Five Finance Inc.
5.22%, 04/20/07[c]	8,278,259	8,218,241
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[c]	31,493,375	30,952,467
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[c]	29,513,791	29,478,204
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[c]	35,092,618	34,656,771
Harrier Finance Funding LLC
5.12%, 06/06/07[c]	17,996,214	17,748,189
Irish Permanent Treasury PLC
5.18%, 07/10/07	8,998,107	8,828,498

16	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
KKR Pacific Funding Trust
5.29%, 03/13/07[c]	$22,495,268	$22,455,601
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[c]	22,737,857	22,350,835
Liberty Street Funding Corp.
5.27%, 03/06/07[c]	2,159,546	2,157,965
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[c]	40,598,740	40,213,100
Nationwide Building Society
5.21%, 04/13/07[c]	17,096,404	16,990,012
Nestle Capital Corp.
5.19%, 08/09/07	10,797,729	10,547,104
Sedna Finance Inc.
5.22%, 04/17/07[c]	10,257,842	10,187,935
Simba Funding Corp.
5.20%, 07/23/07[c]	17,996,214	17,621,893
Societe Generale
5.18%, 05/16/07	44,990,536	44,498,539
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[c]	68,557,658	68,491,362
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[c]	13,173,229	13,151,976
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[c]	9,447,653	9,440,213
Tulip Funding Corp.
5.29%, 03/15/07[c]	34,545,713	34,474,645
Westpac Banking Corp.
5.20%, 07/12/07[c]	16,196,593	15,885,438
Zela Finance Inc.
5.20%, 07/16/07[c]	10,797,729	10,584,054

		561,296,748

MEDIUM-TERM NOTES[b] – 0.95%
Bank of America N.A.
5.28%, 04/20/07	4,499,054	4,499,054

Security	Shares or Principal	Value
Cullinan Finance Corp.
5.71%, 06/28/07[c]	$13,497,161	$13,497,161
K2 USA LLC
5.39%, 06/04/07[c]	13,497,161	13,497,161
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[c]	21,055,571	21,055,571

		52,548,947

MONEY MARKET FUNDS – 0.60%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.26%[d,e]	33,217,315	33,217,315

		33,217,315

REPURCHASE AGREEMENTS[b] – 6.18%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $35,997,788 (collateralized by non-U.S. Government debt securities, value $37,101,474, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$35,992,429	35,992,429
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $26,998,348 (collateralized by non-U.S. Government debt securities, value $29,717,200, 0.00% to 9.20%, 10/17/18 to 11/25/52).	26,994,321	26,994,321
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $1,799,889 (collateralized by non-U.S. Government debt securities, value $1,891,095, 5.43%, 3/15/08).	1,799,621	1,799,621

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $26,998,340 (collateralized by non-U.S. Government debt securities, value $29,087,168, 0.00% to 10.00%, 5/27/33 to 8/25/46).	$26,994,321	$26,994,321
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $35,997,788 (collateralized by non-U.S. Government debt securities, value $37,821,891, 4.91% to 6.31%, 10/25/33 to 8/25/46).	35,992,429	35,992,429
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $19,798,816 (collateralized by non-U.S. Government debt securities, value $21,332,607, 0.00% to 10.00%, 5/27/33 to 8/25/46).	19,795,836	19,795,836
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $10,799,367 (collateralized by non-U.S. Government debt securities, value $12,029,103, 0.00% to 10.00%, 5/27/33 to 2/28/37).	10,797,729	10,797,729
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $6,678,849 (collateralized by non-U.S. Government debt securities, value $7,017,284, 4.52% to 6.89%, 1/15/09 to 10/25/36).	6,677,855	6,677,855

Security	Principal	Value
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $75,595,564 (collateralized by non-U.S. Government debt securities, value $83,338,838, 0.00% to 10.00%, 4/1/07 to 12/31/49).	$75,584,100	$75,584,100
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $8,999,447 (collateralized by non-U.S. Government debt securities, value $9,456,078, 3.72% to 5.99%, 12/15/36 to 6/1/46).	8,998,107	8,998,107
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $4,499,730 (collateralized by non-U.S. Government debt securities, value $4,728,302, 6.25% to 9.56%, 5/15/11 to 2/1/30).	4,499,054	4,499,054
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $17,998,893 (collateralized by non-U.S. Government debt securities, value $18,911,038, 1.63% to 14.50%, 5/1/07 to 9/18/37).	17,996,214	17,996,214
Morgan Stanley 5.36%, due 3/1/07, maturity value $17,998,893 (collateralized by non-U.S. Government debt securities, value $18,915,110, 0.00% to 10.00%, 3/1/07 to 2/28/37).	17,996,214	17,996,214

18	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Morgan Stanley 5.51%, due 2/4/08, maturity value $13,241,334 (collateralized by non-U.S. Government debt securities, value $14,939,391, 0.00% to 10.00%, 3/1/07 to 2/28/37). [f]	$12,597,350	$12,597,350
Wachovia Capital 5.38%, due 3/1/07, maturity value $39,597,588 (collateralized by non-U.S. Government debt securities, value $41,604,080, 0.00% to 8.32%, 2/15/08 to 3/15/49).	39,591,671	39,591,671

		342,307,251

TIME DEPOSITS[b] – 1.87%
Bank of Nova Scotia
5.30%, 03/02/07	7,546,892	7,546,892
Chase Bank USA N.A.
5.38%, 03/01/07	26,994,321	26,994,321
Citibank N.A.
5.47%, 03/01/07	26,994,321	26,994,321
Deutsche Bank AG
5.38%, 03/01/07	42,267,889	42,267,889

		103,803,423

VARIABLE & FLOATING RATE NOTES[b] – 23.60%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[c]	46,070,309	46,074,891
American Express Centurion Bank
5.41%, 07/19/07	19,795,836	19,804,753
American Express Credit Corp.
5.42%, 03/05/08	5,398,864	5,401,493
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	820,173	820,173

Security	Principal	Value
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[c]	$13,497,161	$13,497,161
ASIF Global Financing
5.40%, 05/03/07[c]	1,799,621	1,799,786
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[c]	11,697,539	11,697,539
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[c]	26,094,511	26,095,258
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[c]	45,890,346	45,891,183
BMW US Capital LLC
5.32%, 01/15/08[c]	17,996,214	17,996,214
BNP Paribas
5.33%, 11/19/07[c]	33,292,996	33,292,996
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[c]	17,276,366	17,274,750
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[c]	13,137,236	13,137,236
CC USA Inc.
5.36%, 07/30/07[c]	8,998,107	8,998,603
Commodore CDO Ltd.
5.44%, 12/12/07[c]	4,499,054	4,499,054
Credit Agricole SA
5.33%, 11/23/07	17,996,214	17,996,214
Credit Suisse First Boston NY
5.36%, 04/24/07	8,998,107	8,998,166
Cullinan Finance Corp.
5.36%, 04/25/07[c]	4,499,054	4,499,054
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[c]	1,380,459	1,380,459
DEPFA Bank PLC
5.40%, 12/14/07[c]	17,996,214	17,996,214
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[c]	20,695,646	20,695,994

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Eli Lilly Services Inc.
5.31%, 03/01/07[c]	$12,012,473	$12,012,473
Fifth Third Bancorp
5.32%, 02/22/08[c]	35,992,429	35,992,429
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[c]	11,697,539	11,696,949
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[c]	18,896,025	18,897,883
Granite Master Issuer PLC
5.29%, 08/20/07[c]	62,986,750	62,986,750
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[c]	23,395,079	23,395,206
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	26,994,321	26,996,054
HBOS Treasury Services PLC
5.46%, 01/24/08[c]	17,996,214	17,996,214
Holmes Financing PLC
5.29%, 07/16/07[c]	31,493,375	31,493,375
JP Morgan Securities Inc.
5.40%, 11/16/07	35,992,429	35,992,429
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[f]	49,489,589	49,489,590
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[c]	13,497,161	13,496,926
Kestrel Funding LLC
5.30%, 07/11/07[c]	7,198,486	7,198,208
Kommunalkredit Austria AG
5.32%, 02/08/08[c]	10,797,729	10,797,729
Leafs LLC
5.32%, 01/22/08[c]	17,435,992	17,435,992
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[c]	19,795,836	19,795,438

Security	Principal	Value
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[c]	$6,344,596	$6,344,596
Marshall & Ilsley Bank
5.32%, 02/15/08	9,897,918	9,897,918
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[c]	32,568,289	32,568,289
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[f]	19,795,836	19,795,836
Metropolitan Life Global Funding I
5.33%, 03/06/08[c]	26,994,321	26,994,321
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[c,f]	1,799,621	1,799,621
Mound Financing PLC
5.29%, 05/08/07[c]	16,916,441	16,916,441
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[c]	28,793,943	28,793,616
National City Bank of Indiana
5.34%, 05/21/07	8,998,107	8,998,276
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[c]	59,387,507	59,394,192
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[c]	18,041,205	18,038,815
Northern Rock PLC
5.38%, 02/01/08[c]	21,595,457	21,595,865
Northlake CDO I
5.42%, 09/06/07[c]	5,398,864	5,398,864
Pricoa Global Funding I
5.31%, 02/27/08[c]	24,294,889	24,294,889
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[c]	26,094,511	26,094,322
Skandinaviska Enskilda Banken
5.32%, 02/15/08[c]	17,996,214	17,996,214

20	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Strips III LLC
5.37%, 07/24/07[c]	$3,661,918	$3,661,918
SunTrust Bank
5.29%, 05/01/07	17,996,214	17,996,372
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[c]	43,910,763	43,909,310
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[c]	29,693,754	29,693,754
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[c]	20,314,473	20,314,473
Wachovia Bank N.A.
5.36%, 05/22/07	35,992,429	35,992,429
Wal-Mart Stores Inc.
5.50%, 07/16/07[c]	13,497,161	13,500,576
Wells Fargo & Co.
5.33%, 11/15/07[c]	8,998,107	8,998,465
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[c]	13,497,161	13,497,214
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[c]	53,988,643	53,983,802
Wind Master Trust
5.31%, 07/25/07[c]	7,198,486	7,198,486

		1,307,189,710

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,517,338,787)		2,517,338,787

TOTAL INVESTMENTS IN SECURITIES - 144.30% (Cost: $7,994,426,211)		7,991,725,582

Security	Principal	Value
SHORT POSITIONS[g] – (0.01)%

U.S. GOVERNMENT OBLIGATIONS – (0.01)%
U.S. Treasury Notes
3.00%, 02/15/08	$190,000	$(189,601)
4.63%, 02/29/08	409,000	(402,326)

		(591,927)

TOTAL SHORT POSITIONS (Proceeds: $592,045)		(591,927)

Other Assets, Less Liabilities – (44.29)%		(2,452,743,024)

NET ASSETS - 100.00%		$5,538,390,631

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[c]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

[g]	See Note 4.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® LEHMAN 3-7 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.19%
U.S. Treasury Notes
3.63%, 05/15/13[a]	$2,920,000	$2,784,015
4.00%, 03/15/10	3,720,000	3,664,609
4.13%, 08/15/10	2,440,000	2,410,159
4.25%, 01/15/11	1,600,000	1,585,168
4.25%, 11/15/13	260,000	255,957
4.63%, 08/31/11	1,800,000	1,808,838
4.88%, 04/30/11[a]	4,020,000	4,074,793
4.88%, 02/15/12[a]	3,200,000	3,256,128

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $19,737,678)		19,839,667

SHORT-TERM INVESTMENTS – 42.27%

CERTIFICATES OF DEPOSIT[b] – 1.95%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	90,837	90,837
Deutsche Bank AG
5.35%, 08/08/07	151,394	151,394
Washington Mutual Bank
5.33%, 03/19/07	151,394	151,394

		393,625

COMMERCIAL PAPER[b] – 9.35%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[c]	57,597	57,208
BNP Paribas Finance Inc.
5.12%, 06/06/07	21,195	20,903
Bryant Park Funding LLC
5.27%, 03/06/07[c]	14,924	14,913
Cantabric Finance LLC
5.25%, 03/06/07[c]	48,446	48,411
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[c]	45,418	45,092
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[c]	30,864	30,783
Crown Point Capital Co. LLC
5.20%, 07/18/07[c]	69,953	68,549
Edison Asset Securitization LLC
5.21%, 04/11/07[c]	25,097	24,948

Security	Principal	Value
Five Finance Inc.
5.22%, 04/20/07[c]	$27,857	$27,655
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[c]	105,976	104,156
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[c]	99,315	99,195
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[c]	118,088	116,621
Harrier Finance Funding LLC
5.12%, 06/06/07[c]	60,558	59,723
Irish Permanent Treasury PLC
5.18%, 07/10/07	30,279	29,708
KKR Pacific Funding Trust
5.29%, 03/13/07[c]	75,697	75,564
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[c]	76,514	75,211
Liberty Street Funding Corp.
5.27%, 03/06/07[c]	7,267	7,262
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[c]	136,616	135,318
Nationwide Building Society
5.21%, 04/13/07[c]	57,530	57,172
Nestle Capital Corp.
5.19%, 08/09/07	36,335	35,491
Sedna Finance Inc.
5.22%, 04/17/07[c]	34,518	34,283
Simba Funding Corp.
5.20%, 07/23/07[c]	60,558	59,298
Societe Generale
5.18%, 05/16/07	151,394	149,739
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[c]	230,698	230,475
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[c]	44,328	44,257
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[c]	31,792	31,767

22	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 3-7 YEAR TREASURY BOND FUND

February 28, 2007

Security	Shares or Principal	Value
Tulip Funding Corp.
5.29%, 03/15/07[c]	$116,247	$116,009
Westpac Banking Corp.
5.20%, 07/12/07[c]	54,502	53,455
Zela Finance Inc.
5.20%, 07/16/07[c]	36,335	35,616

		1,888,782

MEDIUM-TERM NOTES[b] – 0.87%
Bank of America N.A.
5.28%, 04/20/07	15,139	15,139
Cullinan Finance Corp.
5.71%, 06/28/07[c]	45,418	45,418
K2 USA LLC
5.39%, 06/04/07[c]	45,418	45,418
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[c]	70,852	70,852

		176,827

MONEY MARKET FUNDS – 0.90%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.26%[d,e]	181,087	181,087

		181,087

REPURCHASE AGREEMENTS[b] – 5.70%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $121,134 (collateralized by non-U.S. Government debt securities, value $124,847, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$121,116	121,116
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $90,851 (collateralized by non-U.S. Government debt securities, value $99,999, 0.00% to 9.20%, 10/17/18 to 11/25/52).	90,837	90,837

Security	Principal	Value
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $6,057 (collateralized by non-U.S. Government debt securities, value $6,364, 5.43%, 3/15/08).	$6,056	$6,056
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $121,134 (collateralized by non-U.S. Government debt securities, value $127,272, 4.91% to 6.31%, 10/25/33 to 8/25/46).	121,116	121,116
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $90,851 (collateralized by non-U.S. Government debt securities, value $97,879, 0.00% to 10.00%, 5/27/33 to 8/25/46).	90,837	90,837
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $66,624 (collateralized by non-U.S. Government debt securities, value $71,785, 0.00% to 10.00%, 5/27/33 to 8/25/46).	66,614	66,614
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $36,341 (collateralized by non-U.S. Government debt securities, value $40,478, 0.00% to 10.00%, 5/27/33 to 2/28/37).	36,335	36,335
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $22,474 (collateralized by non-U.S. Government debt securities, value $23,613, 4.52% to 6.89%, 1/15/09 to 10/25/36).	22,471	22,471

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® LEHMAN 3-7 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $254,382 (collateralized by non-U.S. Government debt securities, value $280,437, 0.00% to 10.00%, 4/1/07 to 12/31/49).	$254,343	$254,343
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $30,284 (collateralized by non-U.S. Government debt securities, value $31,820, 3.72% to 5.99%, 12/15/36 to 6/1/46).	30,279	30,279
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $15,141 (collateralized by non-U.S. Government debt securities, value $15,911, 6.25% to 9.56%, 5/15/11 to 2/1/30).	15,139	15,139
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $60,567 (collateralized by non-U.S. Government debt securities, value $63,636, 1.63% to 14.50%, 5/1/07 to 9/18/37).	60,558	60,558
Morgan Stanley 5.36%, due 3/1/07, maturity value $60,567 (collateralized by non-U.S. Government debt securities, value $63,650, 0.00% to 10.00%, 3/1/07 to 2/28/37).	60,558	60,558

Security	Principal	Value
Morgan Stanley 5.51%, due 2/4/08, maturity value $44,557 (collateralized by non-U.S. Government debt securities, value $50,271, 0.00% to 10.00%, 3/1/07 to 2/28/37).[f]	$42,390	$42,390
Wachovia Capital 5.38%, due 3/1/07, maturity value $133,247 (collateralized by non-U.S. Government debt securities, value $139,999, 0.00% to 8.32%, 2/15/08 to 3/15/49).	133,227	133,227

		1,151,876

TIME DEPOSITS[b] – 1.73%
Bank of Nova Scotia
5.30%, 03/02/07	25,396	25,396
Chase Bank USA N.A.
5.38%, 03/01/07	90,837	90,837
Citibank N.A.
5.47%, 03/01/07	90,837	90,837
Deutsche Bank AG
5.38%, 03/01/07	142,233	142,233

		349,303

VARIABLE & FLOATING RATE NOTES [b] – 21.77%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[c]	155,023	155,037
American Express Centurion Bank
5.41%, 07/19/07	66,614	66,644
American Express Credit Corp.
5.42%, 03/05/08	18,167	18,176
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	2,760	2,760
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[c]	45,418	45,418
ASIF Global Financing
5.40%, 05/03/07[c]	6,056	6,056

24	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 3-7 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[c]	$39,363	$39,363
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[c]	87,809	87,811
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[c]	154,422	154,425
BMW US Capital LLC
5.32%, 01/15/08[c]	60,558	60,558
BNP Paribas
5.33%, 11/19/07[c]	112,032	112,032
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[c]	58,135	58,130
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[c]	44,207	44,208
CC USA Inc.
5.36%, 07/30/07[c]	30,279	30,281
Commodore CDO Ltd.
5.44%, 12/12/07[c]	15,139	15,139
Credit Agricole SA
5.33%, 11/23/07	60,558	60,558
Credit Suisse First Boston NY
5.36%, 04/24/07	30,279	30,279
Cullinan Finance Corp.
5.36%, 04/25/07[c]	15,139	15,139
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[c]	4,645	4,645
DEPFA Bank PLC
5.40%, 12/14/07[c]	60,558	60,558
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[c]	69,641	69,643
Eli Lilly Services Inc.
5.31%, 03/01/07[c]	40,422	40,422
Fifth Third Bancorp
5.32%, 02/22/08[c]	121,116	121,116
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[c]	39,363	39,361

Security	Principal	Value
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[c]	$63,586	$63,592
Granite Master Issuer PLC
5.29%, 08/20/07[c]	211,952	211,952
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[c]	78,725	78,725
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	90,837	90,843
HBOS Treasury Services PLC
5.46%, 01/24/08[c]	60,558	60,558
Holmes Financing PLC
5.29%, 07/16/07[c]	105,976	105,976
JP Morgan Securities Inc.
5.40%, 11/16/07	121,116	121,116
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[f]	166,534	166,534
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[c]	45,418	45,417
Kestrel Funding LLC
5.30%, 07/11/07[c]	24,223	24,222
Kommunalkredit Austria AG
5.32%, 02/08/08[c]	36,335	36,335
Leafs LLC
5.32%, 01/22/08[c]	58,673	58,673
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[c]	66,614	66,612
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[c]	21,350	21,350
Marshall & Ilsley Bank
5.32%, 02/15/08	33,307	33,307
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[c]	109,593	109,593
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[f]	66,614	66,614

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® LEHMAN 3-7 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Metropolitan Life Global Funding I
5.33%, 03/06/08[c]	$90,837	$90,837
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[c,f]	6,056	6,056
Mound Financing PLC
5.29%, 05/08/07[c]	56,924	56,924
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[c]	96,892	96,891
National City Bank of Indiana
5.34%, 05/21/07	30,279	30,279
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[c]	199,841	199,863
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[c]	60,709	60,701
Northern Rock PLC
5.38%, 02/01/08[c]	72,669	72,671
Northlake CDO I
5.42%, 09/06/07[c]	18,167	18,167
Pricoa Global Funding I
5.31%, 02/27/08[c]	81,753	81,753
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[c]	87,809	87,808
Skandinaviska Enskilda Banken
5.32%, 02/15/08[c]	60,558	60,558
Strips III LLC
5.37%, 07/24/07[c]	12,322	12,322
SunTrust Bank
5.29%, 05/01/07	60,558	60,558
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[c]	147,761	147,756
Union Hamilton Special
Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[c]	99,920	99,920
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[c]	68,359	68,359

Security	Principal	Value
Wachovia Bank N.A.
5.36%, 05/22/07	$121,116	$121,116
Wal-Mart Stores Inc.
5.50%, 07/16/07[c]	45,418	45,430
Wells Fargo & Co.
5.33%, 11/15/07[c]	30,279	30,280
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[c]	45,418	45,418
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[c]	181,673	181,657
Wind Master Trust
5.31%, 07/25/07[c]	24,223	24,223

		4,398,725

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,540,225)
		8,540,225

TOTAL INVESTMENTS IN SECURITIES – 140.46% (Cost: $28,277,903)		28,379,892

Other Assets, Less Liabilities – (40.46)%		(8,174,226)

NET ASSETS – 100.00%		$20,205,666

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[c]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

26	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.84%
U.S. Treasury Bonds
7.25%, 05/15/16	$56,563,000	$67,762,480
9.25%, 02/15/16[a]	91,600,000	122,783,387
9.88%, 11/15/15[a]	18,320,000	25,244,776
11.25%, 02/15/15[a]	289,456,000	417,401,330
U.S. Treasury Notes
4.13%, 05/15/15[a]	332,966,000	323,406,539
4.25%, 08/15/14[a]	99,615,000	97,794,035
4.25%, 11/15/14[a]	92,974,000	91,239,108
4.50%, 11/15/15[a]	30,228,000	30,107,692
4.50%, 02/15/16[a]	93,890,000	93,536,036
4.63%, 11/15/16[a]	149,308,000	149,972,421
4.63%, 02/15/17	65,494,000	65,883,030
4.75%, 05/15/14[a]	117,477,000	119,013,598
4.88%, 08/15/16[a]	202,207,000	206,902,228
5.13%, 05/15/16[a]	75,570,000	78,694,066

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,880,727,834)
		1,889,740,726

SHORT-TERM INVESTMENTS – 47.51%

CERTIFICATES OF DEPOSIT[b] – 2.16%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	9,519,229	9,519,229
Deutsche Bank AG
5.35%, 08/08/07	15,865,381	15,865,381
Washington Mutual Bank
5.33%, 03/19/07	15,865,381	15,865,381

		41,249,991

COMMERCIAL PAPER[b] – 10.35%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[c]	6,035,889	5,995,075
BNP Paribas Finance Inc.
5.12%, 06/06/07	2,221,153	2,190,541
Bryant Park Funding LLC
5.27%, 03/06/07[c]	1,563,946	1,562,801
Cantabric Finance LLC
5.25%, 03/06/07[c]	5,076,922	5,073,220

Security	Principal	Value
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[c]	$4,759,614	$4,725,437
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[c]	3,234,444	3,225,888
Crown Point Capital Co. LLC
5.20%, 07/18/07[c]	7,330,758	7,183,573
Edison Asset Securitization LLC
5.21%, 04/11/07[c]	2,630,036	2,614,430
Five Finance Inc.
5.22%, 04/20/07[c]	2,919,230	2,898,066
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[c]	11,105,767	10,915,023
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[c]	10,407,690	10,395,140
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[c]	12,374,997	12,221,301
Harrier Finance Funding LLC
5.12%, 06/06/07[c]	6,346,153	6,258,689
Irish Permanent Treasury PLC
5.18%, 07/10/07	3,173,076	3,113,266
KKR Pacific Funding Trust
5.29%, 03/13/07[c]	7,932,691	7,918,703
Lexington Parker
Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[c]	8,018,237	7,881,758
Liberty Street Funding Corp.
5.27%, 03/06/07[c]	761,538	760,981
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[c]	14,316,666	14,180,676
Nationwide Building Society
5.21%, 04/13/07[c]	6,028,845	5,991,327
Nestle Capital Corp.
5.19%, 08/09/07	3,807,692	3,719,312

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 28, 2007

Security	Shares or Principal	Value
Sedna Finance Inc.
5.22%, 04/17/07[c]	$3,617,307	$3,592,655
Simba Funding Corp.
5.20%, 07/23/07[c]	6,346,153	6,214,153
Societe Generale
5.18%, 05/16/07	15,865,381	15,691,885
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[c]	24,176,049	24,152,671
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[c]	4,645,384	4,637,889
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[c]	3,331,603	3,328,979
Tulip Funding Corp.
5.29%, 03/15/07[c]	12,182,138	12,157,076
Westpac Banking Corp.
5.20%, 07/12/07[c]	5,711,537	5,601,812
Zela Finance Inc.
5.20%, 07/16/07[c]	3,807,692	3,732,342

		197,934,669

MEDIUM-TERM NOTES[b] – 0.97%
Bank of America N.A.
5.28%, 04/20/07	1,586,538	1,586,538
Cullinan Finance Corp.
5.71%, 06/28/07[c]	4,759,614	4,759,614
K2 USA LLC
5.39%, 06/04/07[c]	4,759,614	4,759,614
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[c]	7,424,998	7,424,998

		18,530,764

MONEY MARKET FUNDS – 1.69%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.26%[d,e]	32,222,271	32,222,271

		32,222,271

Security	Principal	Value
REPURCHASE AGREEMENTS[b] – 6.31%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $12,694,195 ( collateralized by non-U.S.Government debt securities, value $13,083,397, 5. 50% to 7.70%, 9/15/09 to 5/1/19).	$12,692,305	$12,692,305
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $9,520,649 (collateralized by non-U.S. Government debt securities, value $10,479,420, 0. 00% to 9.20%, 10/17/18 to 11/25/52).	9,519,229	9,519,229

BNP Securities Corp. 5.36%, due 3/1/07, maturity value $634,709 (collateralized by non-U.S. Government debt securities, value $666,872, 5.43%, 3/15/08).	634,615	634,615

Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $12,694,195 (collateralized by non-U.S. Government debt securities, value $13,337,443, 4.91% to 6.31%, 10/25/33 to 8/25/46).	12,692,305	12,692,305

Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $9,520,646 (collateralized by non-U.S. Government debt securities, value $10,257,246, 0. 00% to 10.00%, 5/27/33 to 8/25/46).	9,519,229	9,519,229

28	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $6,981,819 (collateralized by non-U.S. Government debt securities, value $7,522,692, 0.00% to 10.00%, 5/27/33 to 8/25/46).	$6,980,768	$6,980,768
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $3,808,269 (collateralized by non-U.S. Government debt securities, value $4,241,921, 0.00% to 10.00%, 5/27/33 to 2/28/37).	3,807,692	3,807,692
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $2,355,218 (collateralized by non-U.S. Government debt securities, value $2,474,563 4.52% to 6.89%, 1/15/09 to 10/25/36).	2,354,867	2,354,867
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $26,657,883 (collateralized by non-U.S. Government debt securities, value $29,388,457, 0.00% to 10.00%, 4/1/07 to 12/31/49).	26,653,841	26,653,841
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $3,173,548 (collateralized by non-U.S. Government debt securities, value $3,334,574, 3.72% to 5.99%, 12/15/36 to 6/1/46).	3,173,076	3,173,076

Security	Principal	Value
JPMorgan Securities Inc. 5.41%, due 3/1/07, maturity value $1,586,776 (collateralized by non-U.S. Government debt securities, value $1,667,380, 6.25% to 9.56%, 5/15/11 to 2/1/30).	$1,586,538	$1,586,538
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $6,347,098 (collateralized by non-U.S. Government debt securities, value $6,668,754, 1.63% to 14.50%, 5/1/07 to 9/18/37).	6,346,153	6,346,153
Morgan Stanley 5.36%, due 3/1/07, maturity value $6,347,098 (collateralized by non-U.S. Government debt securities, value $6,670,190, 0.00% to 10.00%, 3/1/07 to 2/28/37).	6,346,153	6,346,153
Morgan Stanley 5.51%, due 2/4/08, maturity value $4,669,400 (collateralized by non-U.S. Government debt securities, value $5,268,200, 0.00% to 10.00%, 3/1/07 to 2/28/37).[f]	4,442,307	4,442,307
Wachovia Capital 5.38%, due 3/1/07, maturity value $13,963,622 (collateralized by non-U.S. Government debt securities, value $14,671,188, 0.00% to 8.32%, 2/15/08 to 3/15/49).	13,961,536	13,961,536

		120,710,614

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
TIME DEPOSITS[b] – 1.92%
Bank of Nova Scotia
5.30%, 03/02/07	$2,661,323	$2,661,323
Chase Bank USA N.A.
5.38%, 03/01/07	9,519,229	9,519,229
Citibank N.A.
5.47%, 03/01/07	9,519,229	9,519,229
Deutsche Bank AG
5.38%, 03/01/07	14,905,272	14,905,272

		36,605,053

VARIABLE & FLOATING RATE NOTES[b] – 24.11%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[c]	16,246,150	16,247,765
American Express Centurion Bank
5.41%, 07/19/07	6,980,768	6,983,912
American Express Credit Corp.
5.42%, 03/05/08	1,903,846	1,904,773
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	289,224	289,224
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[c]	4,759,614	4,759,614
ASIF Global Financing
5.40%, 05/03/07[c]	634,615	634,673
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[c]	4,124,999	4,124,999
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[c]	9,201,921	9,202,185
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[c]	16,182,689	16,182,984
BMW US Capital LLC
5.32%, 01/15/08[c]	6,346,153	6,346,153

Security	Principal	Value
BNP Paribas
5.33%, 11/19/07[c]	$11,740,382	$11,740,382
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[c]	6,092,306	6,091,737
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[c]	4,632,691	4,632,691
CC USA Inc.
5.36%, 07/30/07[c]	3,173,076	3,173,251
Commodore CDO Ltd.
5.44%, 12/12/07[c]	1,586,538	1,586,538
Credit Agricole SA
5.33%, 11/23/07	6,346,153	6,346,153
Credit Suisse First Boston NY
5.36%, 04/24/07	3,173,076	3,173,097
Cullinan Finance Corp.
5.36%, 04/25/07[c]	1,586,538	1,586,538
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[c]	486,803	486,803
DEPFA Bank PLC
5.40%, 12/14/07[c]	6,346,153	6,346,153
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[c]	7,298,075	7,298,198
Eli Lilly Services Inc.
5.31%, 03/01/07[c]	4,236,057	4,236,057
Fifth Third Bancorp
5.32%, 02/22/08[c]	12,692,305	12,692,305
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[c]	4,124,999	4,124,791
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[c]	6,663,460	6,664,116
Granite Master Issuer PLC
5.29%, 08/20/07[c]	22,211,534	22,211,534
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[c]	8,249,998	8,250,043

30	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	$9,519,229	$9,519,840
HBOS Treasury Services PLC
5.46%, 01/24/08[c]	6,346,153	6,346,153
Holmes Financing PLC
5.29%, 07/16/07[c]	11,105,767	11,105,767
JP Morgan Securities Inc.
5.40%, 11/16/07	12,692,305	12,692,305
JP Morgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[f]	17,451,919	17,451,919
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[c]	4,759,614	4,759,531
Kestrel Funding LLC
5.30%, 07/11/07[c]	2,538,461	2,538,363
Kommunalkredit Austria AG
5.32%, 02/08/08[c]	3,807,692	3,807,692
Leafs LLC
5.32%, 01/22/08[c]	6,148,597	6,148,597
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[c]	6,980,768	6,980,627
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[c]	2,237,347	2,237,347
Marshall & Ilsley Bank
5.32%, 02/15/08	3,490,384	3,490,384
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[c]	11,484,823	11,484,822
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[f]	6,980,768	6,980,768
Metropolitan Life Global Funding I
5.33%, 03/06/08[c]	9,519,229	9,519,229
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[c,f]	634,615	634,615

Security	Principal	Value
Mound Financing PLC
5.29%, 05/08/07[c]	$5,965,383	$5,965,383
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[c]	10,153,844	10,153,728
National City Bank of Indiana
5.34%, 05/21/07	3,173,076	3,173,136
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[c]	20,942,303	20,944,662
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[c]	6,362,018	6,361,175
Northern Rock PLC
5.38%, 02/01/08[c]	7,615,383	7,615,527
Northlake CDO I
5.42%, 09/06/07[c]	1,903,846	1,903,846
Pricoa Global Funding I
5.31%, 02/27/08[c]	8,567,306	8,567,306
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[c]	9,201,921	9,201,855
Skandinaviska Enskilda Banken
5.32%, 02/15/08[c]	6,346,153	6,346,153
Strips III LLC
5.37%, 07/24/07[c]	1,291,332	1,291,332
SunTrust Bank
5.29%, 05/01/07	6,346,153	6,346,208
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[c]	15,484,612	15,484,100
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[c]	10,471,152	10,471,152
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[c]	7,163,659	7,163,659
Wachovia Bank N.A.
5.36%, 05/22/07	12,692,305	12,692,305

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Wal-Mart Stores Inc.
5.50%, 07/16/07[c]	$4,759,614	$4,760,819
Wells Fargo & Co.
5.33%, 11/15/07[c]	3,173,076	3,173,202
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[c]	4,759,614	4,759,633
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[c]	19,038,458	19,036,751
Wind Master Trust
5.31%, 07/25/07[c]	2,538,461	2,538,461

		460,965,021

TOTAL SHORT-TERM INVESTMENTS (Cost: $908,218,383)		908,218,383

TOTAL INVESTMENTS IN SECURITIES - 146.35% (Cost: $2,788,946,217)		2,797,959,109

Other Assets, Less Liabilities - (46.35)%		(886,108,791)

NET ASSETS – 100.00%		$1,911,850,318

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[c]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

32	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN 10-20 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 97.30%
U.S. Treasury Bonds
6.00%, 02/15/26	$3,000,000	$3,454,560
6.50%, 11/15/26[a]	2,400,000	2,925,504
7.50%, 11/15/24[a]	3,000,000	3,971,250
7.88%, 02/15/21	4,380,000	5,767,102
8.00%, 11/15/21[a]	2,400,000	3,217,656
8.88%, 08/15/17[a]	3,267,000	4,407,118
8.88%, 02/15/19[a]	4,350,000	6,006,698

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $29,461,787)		29,749,888

SHORT-TERM INVESTMENTS – 64.16%

CERTIFICATES OF DEPOSIT[b] – 2.90%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	204,298	204,298
Deutsche Bank AG
5.35%, 08/08/07	340,497	340,497
Washington Mutual Bank
5.33%, 03/19/07	340,497	340,497

		885,292

COMMERCIAL PAPER[b] – 13.89%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[c]	129,540	128,672
BNP Paribas Finance Inc.
5.12%, 06/06/07	47,670	47,013
Bryant Park Funding LLC
5.27%, 03/06/07[c]	33,565	33,540
Cantabric Finance LLC
5.25%, 03/06/07[c]	108,959	108,880
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[c]	102,149	101,416
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[c]	69,417	69,233
Crown Point Capital Co. LLC
5.20%, 07/18/07[c]	157,330	154,171

Security	Principal	Value
Edison Asset Securitization LLC
5.21%, 04/11/07[c]	$56,445	$56,110
Five Finance Inc.
5.22%, 04/20/07[c]	62,652	62,197
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[c]	238,348	234,254
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[c]	223,366	223,096
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[c]	265,588	262,290
Harrier Finance Funding LLC
5.12%, 06/06/07[c]	136,199	134,322
Irish Permanent Treasury PLC
5.18%, 07/10/07	68,099	66,816
KKR Pacific Funding Trust
5.29%, 03/13/07[c]	170,249	169,949
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[c]	172,085	169,156
Liberty Street Funding Corp.
5.27%, 03/06/07[c]	16,344	16,332
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[c]	307,259	304,341
Nationwide Building Society
5.21%, 04/13/07[c]	129,389	128,584
Nestle Capital Corp.
5.19%, 08/09/07	81,719	79,823
Sedna Finance Inc.
5.22%, 04/17/07[c]	77,633	77,104
Simba Funding Corp.
5.20%, 07/23/07[c]	136,199	133,366
Societe Generale
5.18%, 05/16/07	340,497	336,774
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[c]	518,858	518,356
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[c]	99,698	99,537

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® LEHMAN 10-20 YEAR TREASURY BOND FUND

February 28, 2007

Security	Shares or Principal	Value
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[c]	$71,502	$71,445
Tulip Funding Corp.
5.29%, 03/15/07[c]	261,449	260,911
Westpac Banking Corp.
5.20%, 07/12/07[c]	122,579	120,224
Zela Finance Inc.
5.20%, 07/16/07[c]	81,719	80,102

		4,248,014

MEDIUM-TERM NOTES[b] – 1.30%
Bank of America N.A.
5.28%, 04/20/07	34,050	34,050
Cullinan Finance Corp.
5.71%, 06/28/07[c]	102,149	102,149
K2 USA LLC
5.39%, 06/04/07[c]	102,149	102,149
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[c]	159,353	159,353

		397,701

MONEY MARKET FUNDS – 2.67%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.26%[d,e]	817,520	817,520

		817,520

REPURCHASE AGREEMENTS[b] – 8.47%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $272,439 (collateralized by non-U.S. Government debt securities, value $280,791, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$272,398	272,398
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $204,328 (collateralized by non-U.S. Government debt securities, value $224,906, 0.00% to 9.20%, 10/17/18 to 11/25/52).	204,298	204,298

Security	Principal	Value
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $13,622 (collateralized by non-U.S. Government debt securities, value $14,312, 5.43%, 3/15/08).	$13,620	$13,620
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $204,328 (collateralized by non-U.S. Government debt securities, value $220,138, 0.00% to 10.00%, 5/27/33 to 8/25/46).	204,298	204,298
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $272,439 (collateralized by non-U.S. Government debt securities, value $286,244, 4.91% to 6.31%, 10/25/33 to 8/25/46).	272,398	272,398
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $149,842 (collateralized by non-U.S. Government debt securities, value $161,449, 0.00% to 10.00%, 5/27/33 to 8/25/46).	149,819	149,819
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $81,731 (collateralized by non-U.S. Government debt securities, value $91,039, 0.00% to 10.00%, 5/27/33 to 2/28/37).	81,719	81,719
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $50,547 (collateralized by non-U.S. Government debt securities, value $53,108, 4.52% to 6.89%, 1/15/09 to 10/25/36).	50,539	50,539

34	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 10-20 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $572,123 (collateralized by non-U.S. Government debt securities, value $630,725, 0.00% to 10.00%, 4/1/07 to 12/31/49).	$572,036	$572,036
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $68,109 (collateralized by non-U.S. Government debt securities, value $71,566, 3.72% to 5.99%, 12/15/36 to 6/1/46).	68,099	68,099
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $34,055 (collateralized by non-U.S. Government debt securities, value $35,785, 6.25% to 9.56%, 5/15/11 to 2/1/30).	34,050	34,050
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $136,219 (collateralized by non-U.S. Government debt securities, value $143,123, 1.63% to 14.50%, 5/1/07 to 9/18/37).	136,199	136,199
Morgan Stanley 5.36%, due 3/1/07, maturity value $136,219 (collateralized by non-U.S. Government debt securities, value $143,153, 0.00% to 10.00%, 3/1/07 to 2/28/37).	136,199	136,199
Morgan Stanley 5.51%, due 2/4/08, maturity value $100,213 (collateralized by non-U.S. Government debt securities, value $113,064, 0.00% to 10.00%, 3/1/07 to 2/28/37).[f]	95,339	95,339

Security	Principal	Value
Wachovia Capital 5.38%, due 3/1/07, maturity value $299,683 (collateralized by non-U.S. Government debt securities, value $314,868, 0.00% to 8.32%, 2/15/08 to 3/15/49).	$299,638	$299,638

		2,590,649

TIME DEPOSITS[b] – 2.57%
Bank of Nova Scotia
5.30%, 03/02/07	57,116	57,116
Chase Bank USA N.A.
5.38%, 03/01/07	204,298	204,298
Citibank N.A.
5.47%, 03/01/07	204,298	204,298
Deutsche Bank AG
5.38%, 03/01/07	319,892	319,892

		785,604

VARIABLE & FLOATING RATE NOTES [b] – 32.36%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[c]	348,669	348,705
American Express Centurion Bank
5.41%, 07/19/07	149,819	149,886
American Express Credit Corp.
5.42%, 03/05/08	40,860	40,880
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	6,207	6,207
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[c]	102,149	102,149
ASIF Global Financing
5.40%, 05/03/07[c]	13,620	13,621
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[c]	88,529	88,529
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[c]	197,489	197,494

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® LEHMAN 10-20 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[c]	$347,307	$347,314
BMW US Capital LLC
5.32%, 01/15/08[c]	136,199	136,199
BNP Paribas
5.33%, 11/19/07[c]	251,968	251,968
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[c]	130,751	130,739
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[c]	99,425	99,425
CC USA Inc.
5.36%, 07/30/07[c]	68,099	68,103
Commodore CDO Ltd.
5.44%, 12/12/07[c]	34,050	34,050
Credit Agricole SA
5.33%, 11/23/07	136,199	136,199
Credit Suisse First Boston NY
5.36%, 04/24/07	68,099	68,100
Cullinan Finance Corp.
5.36%, 04/25/07[c]	34,050	34,050
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[c]	10,448	10,448
DEPFA Bank PLC
5.40%, 12/14/07[c]	136,199	136,199
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[c]	156,629	156,632
Eli Lilly Services Inc.
5.31%, 03/01/07[c]	90,913	90,913
Fifth Third Bancorp
5.32%, 02/22/08[c]	272,398	272,398
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[c]	88,529	88,525
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[c]	143,009	143,023
Granite Master Issuer PLC
5.29%, 08/20/07[c]	476,696	476,696

Security	Principal	Value
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[c]	$177,059	$177,060
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	204,298	204,312
HBOS Treasury Services PLC
5.46%, 01/24/08[c]	136,199	136,199
Holmes Financing PLC
5.29%, 07/16/07[c]	238,348	238,348
JP Morgan Securities Inc.
5.40%, 11/16/07	272,398	272,398
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[f]	374,547	374,547
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[c]	102,149	102,148
Kestrel Funding LLC
5.30%, 07/11/07[c]	54,480	54,477
Kommunalkredit Austria AG
5.32%, 02/08/08[c]	81,719	81,719
Leafs LLC
5.32%, 01/22/08[c]	131,959	131,959
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[c]	149,819	149,816
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[c]	48,017	48,017
Marshall & Ilsley Bank
5.32%, 02/15/08	74,909	74,909
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[c]	246,483	246,483
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[f]	149,819	149,819
Metropolitan Life Global Funding I
5.33%, 03/06/08[c]	204,298	204,298
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[c,f]	13,620	13,620

36	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 10-20 YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Mound Financing PLC
5.29%, 05/08/07[c]	$128,027	$128,027
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[c]	217,918	217,915
National City Bank of Indiana
5.34%, 05/21/07	68,099	68,101
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[c]	449,457	449,507
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[c]	136,539	136,521
Northern Rock PLC
5.38%, 02/01/08[c]	163,439	163,442
Northlake CDO I
5.42%, 09/06/07[c]	40,860	40,860
Pricoa Global Funding I
5.31%, 02/27/08[c]	183,869	183,869
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[c]	197,489	197,487
Skandinaviska Enskilda Banken
5.32%, 02/15/08[c]	136,199	136,199
Strips III LLC
5.37%, 07/24/07[c]	27,714	27,714
SunTrust Bank
5.29%, 05/01/07	136,199	136,200
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[c]	332,326	332,314
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[c]	224,728	224,729
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[c]	153,744	153,744
Wachovia Bank N.A.
5.36%, 05/22/07	272,398	272,398
Wal-Mart Stores Inc.
5.50%, 07/16/07[c]	102,149	102,175

Security	Principal	Value
Wells Fargo & Co.	$68,099	$68,102
5.33%, 11/15/07[c]
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[c]	102,149	102,149
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[c]	408,597	408,560
Wind Master Trust
5.31%, 07/25/07[c]	54,480	54,480

		9,893,074

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,617,854)		19,617,854

TOTAL INVESTMENTS IN SECURITIES – 161.46% (Cost: $49,079,641)		49,367,742

Other Assets, Less Liabilities – (61.46)%		(18,791,915)

NET ASSETS – 100.00%		$30,575,827

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[c]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.94%
U.S. Treasury Bonds
4.50%, 02/15/36[a]	$232,386,000	$225,546,878
4.75%, 02/15/37	87,80,000	88,959,765
5.25%, 11/15/28[a]	65,450,000	69,774,932
5.25%, 02/15/29[a]	128,898,000	137,507,099
5.38%, 02/15/31[a]	145,684,000	158,963,082
5.50%, 08/15/28[a]	101,024,000	110,955,670
6.13%, 11/15/27[a]	163,240,000	192,360,392
6.13%, 08/15/29	94,710,000	112,526,849
6.25%, 05/15/30[a]	150,458,000	182,234,734
6.38%, 08/15/27[a]	79,310,000	95,820,750

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,400,120,273)		1,374,650,151

SHORT-TERM INVESTMENTS – 40.86%

CERTIFICATES OF DEPOSIT[b] – 1.84%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	5,902,940	5,902,940
Deutsche Bank AG
5.35%, 08/08/07	9,838,233	9,838,233
Washington Mutual Bank
5.33%, 03/19/07	9,838,233	9,838,233

		25,579,406

COMMERCIAL PAPER[b] – 8.83%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[c]	3,742,897	3,717,588
BNP Paribas Finance Inc.
5.12%, 06/06/07	1,377,353	1,358,370
Bryant Park Funding LLC
5.27%, 03/06/07[c]	969,814	969,104
Cantabric Finance LLC
5.25%, 03/06/07[c]	3,148,234	3,145,939
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[c]	2,951,470	2,930,276
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[c]	2,005,701	2,000,396

Security	Principal	Value
Crown Point Capital Co. LLC
5.20%, 07/18/07[c]	$4,545,854	$4,454,583
Edison Asset Securitization LLC
5.21%, 04/11/07[c]	1,630,904	1,621,226
Five Finance Inc.
5.22%, 04/20/07[c]	1,810,235	1,797,111
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[c]	6,886,763	6,768,481
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[c]	6,453,881	6,446,098
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[c]	7,673,822	7,578,514
Harrier Finance Funding LLC
5.12%, 06/06/07[c]	3,935,293	3,881,057
Irish Permanent Treasury PLC
5.18%, 07/10/07	1,967,647	1,930,557
KKR Pacific Funding Trust
5.29%, 03/13/07[c]	4,919,116	4,910,442
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[c]	4,972,164	4,887,533
Liberty Street Funding Corp.
5.27%, 03/06/07[c]	472,235	471,890
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[c]	8,877,864	8,793,534
Nationwide Building Society
5.21%, 04/13/07[c]	3,738,528	3,715,263
Nestle Capital Corp.
5.19%, 08/09/07	2,361,176	2,306,371
Sedna Finance Inc.
5.22%, 04/17/07[c]	2,243,117	2,227,830
Simba Funding Corp.
5.20%, 07/23/07[c]	3,935,293	3,853,439
Societe Generale
5.18%, 05/16/07	9,838,233	9,730,646

38	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 28, 2007

Security	Shares or Principal	Value
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[c]	$14,991,735	$14,977,238
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[c]	2,880,635	2,875,987
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[c]	2,065,950	2,064,323
Tulip Funding Corp.
5.29%, 03/15/07[c]	7,554,228	7,538,687
Westpac Banking Corp.
5.20%, 07/12/07[c]	3,541,764	3,473,723
Zela Finance Inc.
5.20%, 07/16/07[c]	2,361,176	2,314,451

		122,740,657

MEDIUM-TERM NOTES[b] – 0.83%
Bank of America N.A.
5.28%, 04/20/07	983,823	983,823
Cullinan Finance Corp.
5.71%, 06/28/07[c]	2,951,470	2,951,470
K2 USA LLC
5.39%, 06/04/07[c]	2,951,470	2,951,470
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[c]	4,604,293	4,604,293

		11,491,056

MONEY MARKET FUNDS – 1.76%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.26%[d,e]	24,390,923	24,390,923

		24,390,923
REPURCHASE AGREEMENTS[b] – 5.39%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $7,871,758 (collateralized by non-U.S. Government debt securities, value $8,113,105, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$7,870,586	7,870,586

Security	Principal	Value
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $5,903,821 (collateralized by non-U.S. Government debt securities, value $6,498,361, 0.00% to 9.20%, 10/17/18 to 11/25/52).	$5,902,940	$5,902,940
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $393,588 (collateralized by non-U.S. Government debt securities, value $413,532, 5.43%, 3/15/08).	393,529	393,529
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $5,903,819 (collateralized by non-U.S. Government debt securities, value $6,360,589, 0.00% to 10.00%, 5/27/33 to 8/25/46).	5,902,940	5,902,940
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $7,871,758 (collateralized by non-U.S. Government debt securities, value $8,270,641, 4.91% to 6.31%, 10/25/33 to 8/25/46).	7,870,586	7,870,586
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $4,329,474 (collateralized by non-U.S. Government debt securities, value $4,664,873, 0.00% to 10.00%, 5/27/33 to 8/25/46).	4,328,822	4,328,822

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $2,361,534 (collateralized by non-U.S. Government debt securities, value $2,630,445, 0.00% to 10.00%, 5/27/33 to 2/28/37).	$2,361,176	$2,361,176
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $1,460,486 (collateralized by non-U.S. Government debt securities, value $1,534,493, 4.52% to 6.89%, 1/15/09 to 10/25/36).	1,460,269	1,460,269
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $16,530,738 (collateralized by non-U.S. Government debt securities, value $18,223,986, 0.00% to 10.00%, 4/1/07 to 12/31/49).	16,528,231	16,528,231
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $1,967,940 (collateralized by non-U.S. Government debt securities, value $2,067,793, 3.72% to 5.99%, 12/15/36 to 6/1/46).	1,967,647	1,967,647
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $983,971 (collateralized by non-U.S. Government debt securities, value $1,033,954, 6.25% to 9.56%, 5/15/11 to 2/1/30).	983,823	983,823

Security	Principal	Value
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $3,935,879 (collateralized by non-U.S. Government debt securities, value $4,135,341, 1.63% to 14.50%, 5/1/07 to 9/18/37).	$3,935,293	$3,935,293
Morgan Stanley 5.36%, due 3/1/07, maturity value $3,935,879 (collateralized by non-U.S. Government debt securities, value $4,136,231, 0.00% to 10.00%, 3/1/07 to 2/28/37).	3,935,293	3,935,293
Morgan Stanley 5.51%, due 2/4/08, maturity value $2,895,527 (collateralized by non-U.S. Government debt securities, value $3,266,847, 0.00% to 10.00%, 3/1/07 to 2/28/37).[f]	2,754,705	2,754,705
Wachovia Capital 5.38%, due 3/1/07, maturity value $8,658,939 (collateralized by non-U.S. Government debt securities, value $9,097,705, 0.00% to 8.32%, 2/15/08 to 3/15/49).	8,657,645	8,657,645

		74,853,485

TIME DEPOSITS[b] – 1.63%
Bank of Nova Scotia
5.30%, 03/02/07	1,650,305	1,650,305
Chase Bank USA N.A.
5.38%, 03/01/07	5,902,940	5,902,940
Citibank N.A.
5.47%, 03/01/07	5,902,940	5,902,940
Deutsche Bank AG
5.38%, 03/01/07	9,242,862	9,242,862

		22,699,047

40	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[b] – 20.58%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[c]	$10,074,350	$10,075,353
American Express Centurion Bank
5.41%, 07/19/07	4,328,822	4,330,772
American Express Credit Corp.
5.42%, 03/05/08	1,180,588	1,181,163
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	179,350	179,350
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[c]	2,951,470	2,951,470
ASIF Global Financing
5.40%, 05/03/07[c]	393,529	393,565
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[c]	2,557,941	2,557,941
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[c]	5,706,175	5,706,338
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[c]	10,034,997	10,035,180
BMW US Capital LLC
5.32%, 01/15/08[c]	3,935,293	3,935,293
BNP Paribas
5.33%, 11/19/07[c]	7,280,292	7,280,292
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[c]	3,777,881	3,777,528
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[c]	2,872,764	2,872,763
CC USA Inc.
5.36%, 07/30/07[c]	1,967,647	1,967,755
Commodore CDO Ltd.
5.44%, 12/12/07[c]	983,823	983,823

Security	Principal	Value
Credit Agricole SA
5.33%, 11/23/07	$3,935,293	$3,935,293
Credit Suisse First Boston NY
5.36%, 04/24/07	1,967,647	1,967,659
Cullinan Finance Corp.
5.36%, 04/25/07[c]	983,823	983,823
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[c]	301,870	301,870
DEPFA Bank PLC
5.40%, 12/14/07[c]	3,935,293	3,935,293
Dorada Finance Inc.
5.33% - 5.41%,
06/27/07 - 07/17/07[c]	4,525,587	4,525,663
Eli Lilly Services Inc.
5.31%, 03/01/07[c]	2,626,808	2,626,808
Fifth Third Bancorp
5.32%, 02/22/08[c]	7,870,586	7,870,586
Five Finance Inc.
5.31% - 5.37%,
06/29/07 - 07/13/07[c]	2,557,941	2,557,812
General Electric Capital Corp.
5.28% - 5.45%,
07/09/07 - 02/22/08[c]	4,132,058	4,132,464
Granite Master Issuer PLC
5.29%, 08/20/07[c]	13,773,526	13,773,526
Harrier Finance Funding LLC
5.29% - 5.36%,
07/25/07 - 08/15/07[c]	5,115,881	5,115,909
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	5,902,940	5,903,319
HBOS Treasury Services PLC
5.46%, 01/24/08[c]	3,935,293	3,935,293
Holmes Financing PLC
5.29%, 07/16/07[c]	6,886,763	6,886,763
JP Morgan Securities Inc.
5.40%, 11/16/07	7,870,586	7,870,586
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[f]	10,822,056	10,822,056

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 28, 2007

Security	Principal	Value
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[c]	$2,951,470	$2,951,419
Kestrel Funding LLC
5.30%, 07/11/07[c]	1,574,117	1,574,056
Kommunalkredit Austria AG
5.32%, 02/08/08[c]	2,361,176	2,361,176
Leafs LLC
5.32%, 01/22/08[c]	3,812,787	3,812,787
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[c]	4,328,822	4,328,735
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[c]	1,387,394	1,387,394
Marshall & Ilsley Bank
5.32%, 02/15/08	2,164,411	2,164,411
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[c]	7,121,818	7,121,818
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[f]	4,328,822	4,328,822
Metropolitan Life Global Funding I
5.33%, 03/06/08[c]	5,902,940	5,902,940
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[c,f]	393,529	393,529
Mound Financing PLC
5.29%, 05/08/07[c]	3,699,176	3,699,176
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[c]	6,296,469	6,296,398
National City Bank of Indiana
5.34%, 05/21/07	1,967,647	1,967,684
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[c]	12,986,467	12,987,929
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[c]	3,945,131	3,944,609

Security	Principal	Value
Northern Rock PLC
5.38%, 02/01/08[c]	$4,722,352	$4,722,441
Northlake CDO I
5.42%, 09/06/07[c]	1,180,588	1,180,588
Pricoa Global Funding I
5.31%, 02/27/08[c]	5,312,646	5,312,646
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[c]	5,706,175	5,706,134
Skandinaviska Enskilda Banken
5.32%, 02/15/08[c]	3,935,293	3,935,293
Strips III LLC
5.37%, 07/24/07[c]	800,764	800,764
SunTrust Bank
5.29%, 05/01/07	3,935,293	3,935,327
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[c]	9,602,115	9,601,798
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[c]	6,493,234	6,493,233
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[c]	4,442,235	4,442,235
Wachovia Bank N.A.
5.36%, 05/22/07	7,870,586	7,870,586
Wal-Mart Stores Inc.
5.50%, 07/16/07[c]	2,951,470	2,952,217
Wells Fargo & Co.
5.33%, 11/15/07[c]	1,967,647	1,967,725
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[c]	2,951,470	2,951,482
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[c]	11,805,879	11,804,822
Wind Master Trust
5.31%, 07/25/07[c]	1,574,117	1,574,117

		285,847,600

42	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 28, 2007

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $567,602,174)
$567,602,174

TOTAL INVESTMENTS IN SECURITIES – 139.80% (Cost: $1,967,722,447)

1,942,252,325
Other Assets, Less Liabilities – (39.80)%	(552,931,964)

NET ASSETS – 100.00%	$1,389,320,361

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[c]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® LEHMAN TIPS BOND FUND

February 28, 2007

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 99.18%
U.S. Treasury Inflation Index Bonds
0.88%, 04/15/10[a]	$303,212,706	$291,796,748
1.63%, 01/15/15	218,706,918	209,873,345
1.88%, 07/15/13[a]	246,249,346	242,535,906
1.88%, 07/15/15[a]	192,211,918	187,977,490
2.00%, 01/15/14	240,305,668	237,602,229
2.00%, 07/15/14	222,861,924	220,403,757
2.00%, 01/15/16[a]	167,993,789	165,618,357
2.00%, 01/15/26[a]	172,567,877	166,531,453
2.38%, 04/15/11[a]	195,428,707	197,381,040
2.38%, 01/15/17[a]	153,470,093	156,108,243
2.38%, 01/15/25[a]	293,354,596	299,268,624
2.38%, 01/15/27	89,217,280	91,363,848
2.50%, 07/15/16	132,818,660	136,596,023
3.00%, 07/15/12[a]	254,756,489	266,462,549
3.38%, 01/15/12[a]	87,382,376	92,516,964
3.38%, 04/15/32[a]	53,936,237	67,095,600
3.50%, 01/15/11[a]	159,330,760	167,842,209
3.63%, 04/15/28[a]	208,192,845	257,703,185
3.88%, 01/15/09[a]	160,030,886	165,494,340
3.88%, 04/15/29	239,472,756	309,276,669
4.25%, 01/15/10[a]	155,993,762	165,596,738

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,122,385,302)
		4,095,045,317

SHORT-TERM INVESTMENTS – 42.08%

CERTIFICATES OF DEPOSIT[b] – 1.98%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	18,866,737	18,866,737
Deutsche Bank AG
5.35%, 08/08/07	31,444,562	31,444,562
Washington Mutual Bank
5.33%, 03/19/07	31,444,562	31,444,562

		81,755,861

COMMERCIAL PAPER[b] – 9.50%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[c]	11,962,895	11,882,009
BNP Paribas Finance Inc.
5.12%, 06/06/07	4,402,239	4,341,567

Security	Principal	Value
Bryant Park Funding LLC
5.27%, 03/06/07[c]	$3,099,679	$3,097,410
Cantabric Finance LLC
5.25%, 03/06/07[c]	10,062,260	10,054,923
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[c]	9,433,369	9,365,630
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[c]	6,410,540	6,393,584
Crown Point Capital Co. LLC
5.20%, 07/18/07[c]	14,529,274	14,237,559
Edison Asset Securitization LLC
5.21%, 04/11/07[c]	5,212,628	5,181,698
Five Finance Inc.
5.22%, 04/20/07[c]	5,785,799	5,743,852
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[c]	22,011,194	21,633,145
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[c]	20,627,633	20,602,760
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[c]	24,526,759	24,222,139
Harrier Finance Funding LLC
5.12%, 06/06/07[c]	12,577,825	12,404,476
Irish Permanent Treasury PLC
5.18%, 07/10/07	6,288,912	6,170,370
KKR Pacific Funding Trust
5.29%, 03/13/07[c]	15,722,281	15,694,557
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[c]	15,891,830	15,621,334
Liberty Street Funding Corp.
5.27%, 03/06/07[c]	1,509,339	1,508,234
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[c]	28,375,070	28,105,541
Nationwide Building Society
5.21%, 04/13/07[c]	11,948,934	11,874,575
Nestle Capital Corp.
5.19%, 08/09/07	7,546,695	7,371,530

44	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN TIPS BOND FUND

February 28, 2007

Security	Shares or Principal	Value
Sedna Finance Inc.
5.22%, 04/17/07[c]	$7,169,360	$7,120,501
Simba Funding Corp.
5.20%, 07/23/07[c]	12,577,825	12,316,206
Societe Generale
5.18%, 05/16/07	31,444,562	31,100,698
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[c]	47,915,979	47,869,643
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[c]	9,206,968	9,192,114
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[c]	6,603,107	6,597,907
Tulip Funding Corp.
5.29%, 03/15/07[c]	24,144,518	24,094,848
Westpac Banking Corp.
5.20%, 07/12/07[c]	11,320,042	11,102,572
Zela Finance Inc.
5.20%, 07/16/07[c]	7,546,695	7,397,354

		392,298,736

MEDIUM-TERM NOTES[b] – 0.89%
Bank of America N.A.
5.28%, 04/20/07	3,144,456	3,144,456
Cullinan Finance Corp.
5.71%, 06/28/07[c]	9,433,369	9,433,369
K2 USA LLC
5.39%, 06/04/07[c]	9,433,369	9,433,369
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[c]	14,716,055	14,716,055

		36,727,249

MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.26%[d,e]	1,393,586	1,393,586

		1,393,586

Security	Principal	Value
REPURCHASE AGREEMENTS[b] – 5.79%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $25,159,395 (collateralized by non-U.S. Government debt securities, value $25,930,778, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$25,155,650	$25,155,650
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $18,869,551 (collateralized by non-U.S. Government debt securities, value $20,769,798, 0.00% to 9.20%, 10/17/18 to 11/25/52).	18,866,737	18,866,737
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $1,257,969 (collateralized by non-U.S. Government debt securities, value $1,321,715, 5.43%, 3/15/08).	1,257,782	1,257,782
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $18,869,546 (collateralized by non-U.S. Government debt securities, value $20,329,459, 0.00% to 10.00%, 5/27/33 to 8/25/46).	18,866,737	18,866,737
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $25,159,395 (collateralized by non-U.S. Government debt securities, value $26,434,288, 4.91% to 6.31%, 10/25/33 to 8/25/46).	25,155,650	25,155,650

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® LEHMAN TIPS BOND FUND

February 28, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $13,837,690 (collateralized by non-U.S. Government debt securities, value $14,909,680, 0.00% to 10.00%, 5/27/33 to 8/25/46).	$13,835,607	$13,835,607
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $7,547,840 (collateralized by non-U.S. Government debt securities, value $8,407,321, 0.00% to 10.00%, 5/27/33 to 2/28/37).	7,546,695	7,546,695
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $4,667,948 (collateralized by non-U.S. Government debt securities, value $4,904,486, 4.52% to 6.89%, 1/15/09 to 10/25/36).	4,667,253	4,667,253
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $52,834,877 (collateralized by non-U.S. Government debt securities, value $58,246,768, 0.00% to 10.00%, 4/1/07 to 12/31/49).	52,826,865	52,826,865
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $6,289,848 (collateralized by non-U.S. Government debt securities, value $6,608,995, 3.72% to 5.99%, 12/15/36 to 6/1/46).	6,288,912	6,288,912

Security	Principal	Value
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $3,144,929 (collateralized by non-U.S. Government debt securities, value $3,304,681, 6.25% to 9.56%, 5/15/11 to 2/1/30).	$3,144,456	$3,144,456
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $12,579,698 (collateralized by non-U.S. Government debt securities, value $13,217,209, 1.63% to 14.50%, 5/1/07 to 9/18/37).	12,577,825	12,577,825
Morgan Stanley 5.36%, due 3/1/07, maturity value $12,579,698 (collateralized by non-U.S. Government debt securities, value $13,220,055, 0.00% to 10.00%, 3/1/07 to 2/28/37).	12,577,825	12,577,825
Morgan Stanley 5.51%, due 2/4/08, maturity value $9,254,567 (collateralized by non-U.S. Government debt securities, value $10,441,365, 0.00% to 10.00%, 3/1/07 to 2/28/37).[f]	8,804,477	8,804,477
Wachovia Capital 5.38%, due 3/1/07, maturity value $27,675,350 (collateralized by non-U.S. Government debt securities, value $29,077,717, 0.00% to 8.32%, 2/15/08 to 3/15/49).	27,671,215	27,671,215

		239,243,686

46	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN TIPS BOND FUND

February 28, 2007

Security	Principal	Value
TIME DEPOSITS[b] – 1.76%
Bank of Nova Scotia
5.30%, 03/02/07	$5,274,637	$5,274,637
Chase Bank USA N.A.
5.38%, 03/01/07	18,866,737	18,866,737
Citibank N.A.
5.47%, 03/01/07	18,866,737	18,866,737
Deutsche Bank AG
5.38%, 03/01/07	29,541,663	29,541,663

		72,549,774

VARIABLE & FLOATING RATE NOTES[b] – 22.13%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[c]	32,199,232	32,202,434
American Express Centurion Bank
5.41%, 07/19/07	13,835,607	13,841,840
American Express Credit Corp.
5.42%, 03/05/08	3,773,347	3,775,185
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	573,231	573,231
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[c]	9,433,369	9,433,369
ASIF Global Financing
5.40%, 05/03/07[c]	1,257,782	1,257,898
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[c]	8,175,586	8,175,586
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[c]	18,237,846	18,238,368
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[c]	32,073,453	32,074,039
BMW US Capital LLC
5.32%, 01/15/08[c]	12,577,825	12,577,825
BNP Paribas
5.33%, 11/19/07[c]	23,268,976	23,268,976
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[c]	12,074,712	12,073,583

Security	Principal	Value
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[c]	$9,181,812	$9,181,812
CC USA Inc.
5.36%, 07/30/07[c]	6,288,912	6,289,259
Commodore CDO Ltd.
5.44%, 12/12/07[c]	3,144,456	3,144,456
Credit Agricole SA
5.33%, 11/23/07	12,577,825	12,577,825
Credit Suisse First Boston NY
5.36%, 04/24/07	6,288,912	6,288,954
Cullinan Finance Corp.
5.36%, 04/25/07[c]	3,144,456	3,144,456
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[c]	964,824	964,824
DEPFA Bank PLC
5.40%, 12/14/07[c]	12,577,825	12,577,825
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[c]	14,464,499	14,464,742
Eli Lilly Services Inc.
5.31%, 03/01/07[c]	8,395,698	8,395,698
Fifth Third Bancorp
5.32%, 02/22/08[c]	25,155,650	25,155,650
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[c]	8,175,586	8,175,174
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[c]	13,206,716	13,208,015
Granite Master Issuer PLC
5.29%, 08/20/07[c]	44,022,387	44,022,387
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[c]	16,351,172	16,351,262
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	18,866,737	18,867,949
HBOS Treasury Services PLC
5.46%, 01/24/08[c]	12,577,825	12,577,825

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® LEHMAN TIPS BOND FUND

February 28, 2007

Security	Principal	Value
Holmes Financing PLC
5.29%, 07/16/07[c]	$22,011,194	$22,011,194
JP Morgan Securities Inc.
5.40%, 11/16/07	25,155,650	25,155,650
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[f]	34,589,018	34,589,019
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[c]	9,433,369	9,433,205
Kestrel Funding LLC
5.30%, 07/11/07[c]	5,031,130	5,030,936
Kommunalkredit Austria AG
5.32%, 02/08/08[c]	7,546,695	7,546,695
Leafs LLC
5.32%, 01/22/08[c]	12,186,277	12,186,277
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[c]	13,835,607	13,835,329
Lothian Mortgages Master
Issuer PLC 5.29%, 04/24/07[c]	4,434,334	4,434,334
Marshall & Ilsley Bank
5.32%, 02/15/08	6,917,804	6,917,804
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[c]	22,762,467	22,762,467
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[f]	13,835,607	13,835,607
Metropolitan Life Global Funding I
5.33%, 03/06/08[c]	18,866,737	18,866,737
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[c,f]	1,257,782	1,257,782
Mound Financing PLC
5.29%, 05/08/07[c]	11,823,155	11,823,155
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[c]	20,124,520	20,124,291
National City Bank of Indiana
5.34%, 05/21/07	6,288,912	6,289,031
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[c]	41,506,822	41,511,494

Security	Principal	Value
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[c]	$12,609,269	$12,607,599
Northern Rock PLC
5.38%, 02/01/08[c]	15,093,390	15,093,675
Northlake CDO I
5.42%, 09/06/07[c]	3,773,347	3,773,347
Pricoa Global Funding I
5.31%, 02/27/08[c]	16,980,064	16,980,064
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[c]	18,237,846	18,237,714
Skandinaviska Enskilda Banken
5.32%, 02/15/08[c]	12,577,825	12,577,825
Strips III LLC
5.37%, 07/24/07[c]	2,559,369	2,559,369
SunTrust Bank
5.29%, 05/01/07	12,577,825	12,577,935
Tango Finance Corp.
5.27% - 5.34%,
04/25/07 - 07/16/07[c]	30,689,893	30,688,878
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[c]	20,753,411	20,753,411
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[c]	14,198,091	14,198,091
Wachovia Bank N.A.
5.36%, 05/22/07	25,155,650	25,155,650
Wal-Mart Stores Inc.
5.50%, 07/16/07[c]	9,433,369	9,435,756
Wells Fargo & Co.
5.33%, 11/15/07[c]	6,288,912	6,289,162
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[c]	9,433,369	9,433,407
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[c]	37,733,475	37,730,091
Wind Master Trust
5.31%, 07/25/07[c]	5,031,130	5,031,130

		913,614,558

48	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN TIPS BOND FUND

February 28, 2007

Value

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,737,583,450)	$1,737,583,450

TOTAL INVESTMENTS IN SECURITIES - 141.26% (Cost: $5,859,968,752)	5,832,628,767

Other Assets, Less Liabilities – (41.26)%	(1,703,548,590)

NET ASSETS – 100.00%	$4,129,080,177

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[c]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2007

	iShares Lehman
	Short Treasury Bond Fund	1-3 Year Treasury Bond Fund	3-7 Year Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$72,918,336	$7,961,208,896	$28,096,816
Affiliated issuers (Note 2)	48,318	33,217,315	181,087

Total cost of investments	$72,966,654	$7,994,426,211	$28,277,903

Investments in securities, at value (including securities on loana ) (Note 1):
Unaffiliated issuers	$72,928,913	$7,958,508,267	$28,198,805
Affiliated issuers (Note 2)	48,318	33,217,315	181,087

Total value of investments	72,977,231	7,991,725,582	28,379,892
Receivables:
Investment securities sold	–	408,510,942	–
Interest	459,173	46,982,444	188,282
Capital shares sold	50,331	–	–

Total Assets	73,486,735	8,447,218,968	28,568,174

LIABILITIES
Payables:
Investment securities purchased	–	423,241,875	–
Collateral for securities on loan (Note 5)	8,066,325	2,484,121,472	8,359,138
Capital shares redeemed	–	229,497	–
Short positions, at value (Proceeds: $–, $592,045 and $–, respectively) (Note 4)	–	591,927	–
Investment advisory fees (Note 2)	3,890	643,566	3,370

Total Liabilities	8,070,215	2,908,828,337	8,362,508

NET ASSETS	$65,416,520	$5,538,390,631	$20,205,666

Net assets consist of:
Paid-in capital	$65,282,662	$5,588,192,662	$20,003,306
Undistributed net investment income	122,357	19,158,233	101,161
Undistributed net realized gain (accumulated net realized loss)	924	(66,259,753)	(790)
Net unrealized appreciation (depreciation)	10,577	(2,700,511)	101,989

NET ASSETS	$65,416,520	$5,538,390,631	$20,205,666

Shares outstanding	600,000	68,900,000	200,000

Net asset value per share	$109.03	$80.38	$101.03

[a]	Securities on loan with market values of $7,814,103, $2,416,778,411 and $8,177,764, respectively. See Note 5.

See notes to financial statements.

50	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2007

	iShares Lehman
	7-10 Year Treasury Bond Fund	10-20 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,756,723,946	$48,262,121	$1,943,331,524	$5,858,575,166
Affiliated issuers (Note 2)	32,222,271	817,520	24,390,923	1,393,586

Total cost of investments	$2,788,946,217	$49,079,641	$1,967,722,447	$5,859,968,752

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,765,736,838	$48,550,222	$1,917,861,402	$5,831,235,181
Affiliated issuers (Note 2)	32,222,271	817,520	24,390,923	1,393,586

Total value of investments	2,797,959,109	49,367,742	1,942,252,325	5,832,628,767
Receivables:
Investment securities sold	41,419,262	–	92,217,214	14,380,459
Interest	14,664,563	210,395	8,604,482	18,884,191

Total Assets	2,854,042,934	49,578,137	2,043,074,021	5,865,893,417

LIABILITIES
Payables:
Investment securities purchased	65,982,322	–	109,914,207	–
Collateral for securities on loan (Note 5)	875,996,112	18,800,334	543,211,251	1,736,189,864
Capital shares redeemed	–	197,368	463,126	–
Investment advisory fees (Note 2)	214,182	4,608	165,076	623,376

Total Liabilities	942,192,616	19,002,310	653,753,660	1,736,813,240

NET ASSETS	$1,911,850,318	$30,575,827	$1,389,320,361	$4,129,080,177

Net assets consist of:
Paid-in capital	$1,935,331,287	$30,152,848	$1,423,514,030	$4,194,060,562
Undistributed net investment income	6,794,008	135,220	3,575,836	2
Accumulated net realized loss	(39,287,869)	(342)	(12,299,383)	(37,640,402)
Net unrealized appreciation (depreciation)	9,012,892	288,101	(25,470,122)	(27,339,985)

NET ASSETS	$1,911,850,318	$30,575,827	$1,389,320,361	$4,129,080,177

Shares outstanding	22,900,000	300,000	15,400,000	40,900,000

Net asset value per share	$83.49	$101.92	$90.22	$100.96

[a]	Securities on loan with market values of $852,920,789, $18,184,636, $530,862,587 and $1,552,942,011, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2007

	iShares Lehman
	Short Treasury Bond Fund[a]	1-3 Year Treasury Bond Fund	3-7 Year Treasury Bond Fund[a]

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$217,665	$217,159,155	$179,641
Interest from affiliated issuers (Note 2)	5,098	459,714	576
Securities lending income	732	2,514,534	1,283

Total investment income	223,495	220,133,403	181,500

EXPENSES
Investment advisory fees (Note 2)	7,063	7,456,533	6,280

Total expenses	7,063	7,456,533	6,280

Net investment income	216,432	212,676,870	175,220

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	924	(24,890,294)	(2,371)
In-kind redemptions	–	2,962,981	24,203

Net realized gain (loss)	924	(21,927,313)	21,832

Net change in unrealized appreciation (depreciation) on:
Investments	10,577	43,639,080	101,989
Short positions (Note 4)	–	118	–

Net change in unrealized appreciation (depreciation)	10,577	43,639,198	101,989

Net realized and unrealized gain	11,501	21,711,885	123,821

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$227,933	$234,388,755	$299,041

[a]	For the period from January 5, 2007 (commencement of operations) to February 28, 2007.

See notes to financial statements.

52	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2007

	iShares Lehman
	7-10 Year Treasury Bond Fund	10-20 Year Treasury Bond Fund[a]	20+ Year Treasury Bond Fund	TIPS Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$71,415,075	$242,624	$61,551,504	$166,624,233 [b]
Interest from affiliated issuers (Note 2)	251,074	1,721	211,003	254,553
Securities lending income	1,251,186	1,276	793,809	846,889

Total investment income	72,917,335	245,621	62,556,316	167,725,675

EXPENSES
Investment advisory fees (Note 2)	2,351,424	8,295	1,934,743	7,822,759

Total expenses	2,351,424	8,295	1,934,743	7,822,759

Net investment income	70,565,911	237,326	60,621,573	159,902,916

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(13,469,608)	(1,369)	(10,011,894)	(29,322,368)
In-kind redemptions	6,367,913	149,219	29,890,246	5,641,099

Net realized gain (loss)	(7,101,695)	147,850	19,878,352	(23,681,269)

Net change in unrealized appreciation (depreciation)	30,017,643	288,101	(1,793,062)	(22,327,053)

Net realized and unrealized gain (loss)	22,915,948	435,951	18,085,290	(46,008,322)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$93,481,859	$673,277	$78,706,863	$113,894,594

[a]	For the period from January 5, 2007 (commencement of operations) to February 28, 2007.
[b]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Lehman Short Treasury Bond Fund	iShares Lehman 1-3 Year Treasury Bond Fund		iShares Lehman 3-7 Year Treasury Bond Fund
	Period from January 5, 2007[a] to February 28, 2007	Year ended February 28, 2007	Year ended February 28, 2006	Period from January 5, 2007[a] to February 28, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$216,432	$212,676,870	$135,077,394	$175,220
Net realized gain (loss)	924	(21,927,313)	(38,056,694)	21,832
Net change in unrealized appreciation (depreciation)	10,577	43,639,198	(17,012,252)	101,989

Net increase in net assets resulting from operations	227,933	234,388,755	80,008,448	299,041

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(94,075)	(206,518,199)	(126,416,707)	(73,974)

Total distributions to shareholders	(94,075)	(206,518,199)	(126,416,707)	(73,974)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	65,282,662	2,515,220,606	2,857,171,622	30,021,508
Cost of shares redeemed	–	(776,379,666)	(1,768,445,262)	(10,040,909)

Net increase in net assets from capital share transactions	65,282,662	1,738,840,940	1,088,726,360	19,980,599

INCREASE IN NET ASSETS	65,416,520	1,766,711,496	1,042,318,101	20,205,666

NET ASSETS
Beginning of period	–	3,771,679,135	2,729,361,034	–

End of period	$65,416,520	$5,538,390,631	$3,771,679,135	$20,205,666

Undistributed net investment income included in net assets at end of period	$122,357	$19,158,233	$13,151,817	$101,161

SHARES ISSUED AND REDEEMED
Shares sold	600,000	31,500,000	35,400,000	300,000
Shares redeemed	–	(9,700,000)	(22,000,000)	(100,000)

Net increase in shares outstanding	600,000	21,800,000	13,400,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

54	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman 7-10 Year Treasury Bond Fund		iShares Lehman 10-20 Year Treasury Bond Fund	iShares Lehman 20+Year Treasury Bond Fund
	Year ended February 28, 2007	Year ended February 28, 2006	Period from January 5, 2007[a] to February 28, 2007	Year ended February 28, 2007	Year ended February 28, 2006
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$70,565,911	$41,588,376	$237,326	$60,621,573	$33,868,894
Net realized gain (loss)	(7,101,695)	(15,207,137)	147,850	19,878,352	19,957,480
Net change in unrealized appreciation (depreciation)	30,017,643	(10,010,704)	288,101	(1,793,062)	(7,015,936)

Net increase in net assets resulting from operations	93,481,859	16,370,535	673,277	78,706,863	46,810,438

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(67,053,908)	(39,810,668)	(102,106)	(58,936,706)	(33,869,183)

Total distributions to shareholders	(67,053,908)	(39,810,668)	(102,106)	(58,936,706)	(33,869,183)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,045,172,170	1,285,245,993	40,196,598	2,915,657,586	5,632,855,008
Cost of shares redeemed	(337,128,949)	(851,526,249)	(10,191,942)	(2,414,509,069)	(5,525,417,004)

Net increase in net assets from capital share transactions	708,043,221	433,719,744	30,004,656	501,148,517	107,438,004

INCREASE IN NET ASSETS	734,471,172	410,279,611	30,575,827	520,918,674	120,379,259

NET ASSETS
Beginning of period	1,177,379,146	767,099,535	–	868,401,687	748,022,428

End of period	$1,911,850,318	$1,177,379,146	$30,575,827	$1,389,320,361	$868,401,687

Undistributed net investment income included in net assets at end of period	$6,794,008	$3,442,121	$135,220	$3,575,836	$1,918,236

SHARES ISSUED AND REDEEMED
Shares sold	12,800,000	15,200,000	400,000	33,500,000	61,200,000
Shares redeemed	(4,100,000)	(10,100,000)	(100,000)	(27,600,000)	(60,000,000)

Net increase in shares outstanding	8,700,000	5,100,000	300,000	5,900,000	1,200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman TIPS Bond Fund
	Year ended February 28, 2007	Year ended February 28, 2006
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$159,902,916	$114,437,642
Net realized loss	(23,681,269)	(2,081,481)
Net change in unrealized appreciation (depreciation)	(22,327,053)	(33,098,547)

Net increase in net assets resulting from operations	113,894,594	79,257,614

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(159,902,934)	(142,905,626)
Return of capital	(6,372,908)	(1,298,777)

Total distributions to shareholders	(166,275,842)	(144,204,403)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	946,382,221	2,193,167,185
Cost of shares redeemed	(381,588,164)	(517,639,928)

Net increase in net assets from capital share transactions	564,794,057	1,675,527,257

INCREASE IN NET ASSETS	512,412,809	1,610,580,468

NET ASSETS
Beginning of year	3,616,667,368	2,006,086,900

End of year	$4,129,080,177	$3,616,667,368

Undistributed net investment income included in net assets at end of year	$2	$22

SHARES ISSUED AND REDEEMED
Shares sold	9,500,000	21,100,000
Shares redeemed	(3,800,000)	(5,000,000)

Net increase in shares outstanding	5,700,000	16,100,000

See notes to financial statements.

56	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Lehman Short Treasury Bond Fund
Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$ 108.57

Income from investment operations:
Net investment income[b]	0.74
Net realized and unrealized gain[c]	0.03

Total from investment operations	0.77

Less distributions from:
Net investment income	(0.31)

Total distributions	(0.31)

Net asset value, end of period	$ 109.03

Total return	0.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$ 65,417
Ratio of expenses to average net assets[e]	0.15%
Ratio of net investment income to average net assets[e]	4.60%
Portfolio turnover rate[f]	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 1-3 Year Treasury Bond Fund
	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003

Net asset value, beginning of period	$80.08	$80.99	$82.80	$82.40	$81.01

Income from investment operations:
Net investment income	3.42 [b]	2.66	1.66	1.31	0.84
Net realized and unrealized gain (loss)[c]	0.24	(1.05)	(1.84)	0.40	1.32

Total from investment operations	3.66	1.61	(0.18)	1.71	2.16

Less distributions from:
Net investment income	(3.36)	(2.52)	(1.63)	(1.31)	(0.77)

Total distributions	(3.36)	(2.52)	(1.63)	(1.31)	(0.77)

Net asset value, end of period	$80.38	$80.08	$80.99	$82.80	$82.40

Total return	4.69%	2.01%	(0.21)%	2.11%	2.66%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,538,391	$3,771,679	$2,729,361	$1,548,436	$922,908
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	4.28%	3.36%	2.11%	1.63%	1.80%
Portfolio turnover rate[f]	64%	83%	106%	21%	44%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Lehman 3-7 Year Treasury Bond Fund
Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$100.11

Income from investment operations:
Net investment income[b]	0.62
Net realized and unrealized gain[c]	0.55

Total from investment operations	1.17

Less distributions from:
Net investment income	(0.25)

Total distributions	(0.25)

Net asset value, end of period	$101.03

Total return	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,206
Ratio of expenses to average net assets[e]	0.15%
Ratio of net investment income to average net assets[e]	4.19%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 7-10 Year Treasury Bond Fund
	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003

Net asset value, beginning of period	$82.91	$84.30	$86.65	$87.10	$82.13

Income from investment operations:
Net investment income	3.69 [b]	3.29	2.88	3.43	1.99
Net realized and unrealized gain (loss)[c]	0.43	(1.43)	(2.05)	(0.68)	5.04

Total from investment operations	4.12	1.86	0.83	2.75	7.03

Less distributions from:
Net investment income	(3.54)	(3.25)	(3.18)	(3.20)	(1.68)
Net realized gain	–	–	–	–	(0.38)[d]

Total distributions	(3.54)	(3.25)	(3.18)	(3.20)	(2.06)

Net asset value, end of period	$83.49	$82.91	$84.30	$86.65	$87.10

Total return	5.14%	2.21%	1.06%	3.26%	8.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,911,850	$1,177,379	$767,100	$199,285	$444,194
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	4.50%	4.02%	3.75%	3.59%	3.79%
Portfolio turnover rate[g]	45%	94%	121%	74%	54%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Lehman 10-20 Year Treasury Bond Fund
Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$100.77

Income from investment operations:
Net investment income[b]	0.63
Net realized and unrealized gain[c]	0.78

Total from investment operations	1.41

Less distributions from:
Net investment income	(0.26)

Total distributions	(0.26)

Net asset value, end of period	$101.92

Total return	1.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,576
Ratio of expenses to average net assets[e]	0.15%
Ratio of net investment income to average net assets[e]	4.29%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 20+ Year Treasury Bond Fund
	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003

Net asset value, beginning of period	$91.41	$90.12	$88.57	$90.52	$82.69

Income from investment operations:
Net investment income	4.10 [b]	4.12	4.00	4.35	2.79
Net realized and unrealized gain (loss)[c]	(1.26)	1.32	1.68	(1.72)	7.29

Total from investment operations	2.84	5.44	5.68	2.63	10.08

Less distributions from:
Net investment income	(4.03)	(4.15)	(4.13)	(4.58)	(2.20)
Net realized gain	—	—	—	—	(0.05)[d]

Total distributions	(4.03)	(4.15)	(4.13)	(4.58)	(2.25)

Net asset value, end of period	$90.22	$91.41	$90.12	$88.57	$90.52

Total return	3.37%	6.12%	6.72%	3.11%	12.31%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,389,320	$868,402	$748,022	$265,696	$316,828
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	4.70%	4.42%	4.71%	4.84%	4.92%
Portfolio turnover rate[g]	25%	25%	18%	31%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman TIPS Bond Fund
	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Dec. 4, 2003[a] to Feb. 29, 2004

Net asset value, beginning of period	$102.75	$105.03	$105.12	$100.92

Income from investment operations:
Net investment income (loss)	4.08 [b]	4.29	3.74	(0.06)
Net realized and unrealized gain (loss)[c]	(1.60)	(1.15)	0.48	4.38

Total from investment operations	2.48	3.14	4.22	4.32

Less distributions from:
Net investment income	(4.11)	(5.37)	(3.95)	(0.02)
Return of capital	(0.16)	(0.05)	(0.36)	(0.10)

Total distributions	(4.27)	(5.42)	(4.31)	(0.12)

Net asset value, end of period	$100.96	$102.75	$105.03	$105.12

Total return	2.56%	3.04%	4.16%	4.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,129,080	$3,616,667	$2,006,087	$588,671
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets[e]	4.09%	4.12%	3.60%	(0.25)%
Portfolio turnover rate[f]	17%	13%	32%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of February 28, 2007, the Trust offered 101 investment portfolios or funds.

These financial statements relate only to the iShares Lehman Short Treasury Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund and iShares Lehman TIPS Bond Fund (each, a “Fund,” collectively, the “Funds”). The iShares Lehman Short Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund and iShares Lehman 10-20 Year Treasury Bond Fund commenced operations on January 5, 2007.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment advise ruses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Lehman Short Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund and iShares Lehman 10-20 Year Treasury Bond Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts in the financial statements have been reclassified to be consistent with the current period presentation. Those reclassifications had no impact on the prior year net assets, net income or distributions.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

64	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

The inflation-protected public obligations held by the iShares Lehman TIPS Bond Fund are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Fund’s Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed at least once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of February 28, 2007, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Lehman Short Treasury	$123,281	$10,577	$–	$133,858
Lehman 1-3 Year Treasury	18,578,393	(2,121,016)	(66,259,408)	(49,802,031)
Lehman 3-7 Year Treasury	101,131	101,229	–	202,360
Lehman 7-10 Year Treasury	6,576,401	7,636,982	(37,694,352)	(23,480,969)
Lehman 10-20 Year Treasury	135,220	287,759	–	422,979
Lehman 20+ Year Treasury	3,548,306	(26,940,379)	(10,801,596)	(34,193,669)
Lehman TIPS	–	(45,241,917)	(19,738,468)	(64,980,385)

The tax character of distributions paid during the years ended February 28, 2007 and February 28, 2006, were as follows:

iShares Bond Fund	2007	2006
Lehman Short Treasury[a]
Distributions paid from:
Ordinary income	$94,075	$–

Total Distributions	$94,075	$–

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund	2007	2006
Lehman 1-3 Year Treasury
Distributions paid from:
Ordinary income	$206,518,199	$126,416,707

Total Distributions	$206,518,199	$126,416,707

Lehman 3-7 Year Treasury[a]
Distributions paid from:
Ordinary income	$73,974	$–

Total Distributions	$73,974	$–

Lehman 7-10 Year Treasury
Distributions paid from:
Ordinary income	$67,053,908	$39,810,668

Total Distributions	$67,053,908	$39,810,668

Lehman 10-20 Year Treasury[a]
Distributions paid from:
Ordinary income	$102,106	$–

Total Distributions	$102,106	$–

Lehman 20+ Year Treasury
Distributions paid from:
Ordinary income	$58,936,706	$33,869,183

Total Distributions	$58,936,706	$33,869,183

Lehman TIPS
Distributions paid from:
Ordinary income	$159,902,934	$142,905,626
Return of Capital	6,372,908	1,298,777

Total Distributions	$166,275,842	$144,204,403

[a]	Commencement of operations on January 5, 2007.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended February 28, 2007.

66	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2006 to February 28, 2007, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending February 29, 2008, as follows:

iShares Bond Fund	Deferred Net Realized Capital Losses
Lehman 1-3 Year Treasury	$7,123,194
Lehman 7-10 Year Treasury	1,658,979
Lehman 20+ Year Treasury	2,753,053
Lehman TIPS	3,583,065

The Funds had tax basis net capital loss carryforwards as of February 28, 2007, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
Lehman 1-3 Year Treasury	$11,523	$2,648,872	$22,017,499	$34,458,320	$59,136,214
Lehman 7-10 Year Treasury	3,648,187	–	6,717,418	25,669,768	36,035,373
Lehman 20+ Year Treasury	2,218,753	–	1,105,659	4,724,131	8,048,543
Lehman TIPS	–	2,389,570	512,591	13,253,242	16,155,403

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended February 28, 2007, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended February 28, 2007 are disclosed in the Funds’ Statements of Operations.

As of February 28, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Lehman Short Treasury	$72,966,654	$10,740	$(163)	$10,577
Lehman 1-3 Year Treasury	7,993,846,716	10,052,107	(12,173,241)	(2,121,134)
Lehman 3-7 Year Treasury	28,278,663	101,229	–	101,229
Lehman 7-10 Year Treasury	2,790,322,127	10,199,300	(2,562,318)	7,636,982
Lehman 10-20 Year Treasury	49,079,983	287,759	–	287,759
Lehman 20+ Year Treasury	1,969,192,704	–	(26,940,379)	(26,940,379)
Lehman TIPS	5,877,870,684	10,982,535	(56,224,452)	(45,241,917)

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Lehman Short Treasury	0.15%
Lehman 1-3 Year Treasury	0.15
Lehman 3-7 Year Treasury	0.15
Lehman 7-10 Year Treasury	0.15
Lehman 10-20 Year Treasury	0.15
Lehman 20+ Year Treasury	0.15
Lehman TIPS	0.20

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent,

68	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended February 28, 2007, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Lehman Short Treasury	$ 732
Lehman 1-3 Year Treasury	2,514,534
Lehman 3-7 Year Treasury	1,283
Lehman 7-10 Year Treasury	1,251,186
Lehman 10-20 Year Treasury	1,276
Lehman 20+ Year Treasury	793,809
Lehman TIPS	846,889

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

As of February 28, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2007, were as follows:

	U.S. Government Obligations
iShares Bond Fund	Purchases	Sales
Lehman Short Treasury	$11,837,420	$11,989,250
Lehman 1-3 Year Treasury	3,147,559,305	3,172,217,306
Lehman 3-7 Year Treasury	377,449	409,873
Lehman 7-10 Year Treasury	717,835,768	695,525,455
Lehman 10-20 Year Treasury	–	111,366
Lehman 20+ Year Treasury	327,834,484	320,300,513
Lehman TIPS	665,918,042	750,807,582

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (See Note 4) for the year ended February 28, 2007, were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman Short Treasury	$64,874,949	$–
Lehman 1-3 Year Treasury	2,487,359,947	767,535,711
Lehman 3-7 Year Treasury	29,597,629	9,859,037
Lehman 7-10 Year Treasury	1,027,483,884	331,752,286
Lehman 10-20 Year Treasury	39,401,242	9,916,629
Lehman 20+ Year Treasury	2,871,626,282	2,376,609,897
Lehman TIPS	938,142,639	379,046,795

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2007, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units in the iShares Lehman Short Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund and iShares Lehman 10-20 Year Treasury Bond Fund pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

As of February 28, 2007, the iShares Lehman 1-3 Year Treasury Bond Fund had two short positions as a result of an in-kind redemption. The obligation to deliver the securities is recorded as a liability on the Fund’s Statement of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Fund’s Statement of Operations. Details of the short positions resulting from an in-kind redemption by the Fund are included in its Schedule of Investments.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of February 28, 2007, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including

70	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of February 28, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS	71

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Lehman Short Treasury Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund and iShares Lehman TIPS Bond Fund each a Fund of the iShares Bond Funds Series (the “Funds”), at February 28, 2007, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2007

72	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2007:

iShares Bond Fund	Interest- Related Dividends

Lehman Short Treasury	$91,066

Lehman 1-3 Year Treasury	131,292,237

Lehman 3-7 Year Treasury	71,832

Lehman 7-10 Year Treasury	40,087,716

Lehman 10-20 Year Treasury	92,752

Lehman 20+ Year Treasury	37,611,388

Lehman TIPS	113,138,172

TAX INFORMATION	73

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price ”of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report except for the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury and iShares Lehman 10-20 Year Treasury Bond Funds. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Information for the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury and iShares Lehman 10-20 Year Treasury Bond Funds is not presented as these Funds did not commence operations until after the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Lehman 1-3 Year Treasury Bond Fund

Period Covered: October 1, 2002 through December 31, 2006

	Number of Days	Percentage of Total Days
Between 0.5% and – 0.5%	1,070	100.00%

	1,070	100.00%

iShares Lehman 7-10 Year Treasury Bond Fund

Period Covered: October 1, 2002 through December 31, 2006

	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.09%
Between 0.5% and – 0.5%	1,069	99.91

	1,070	100.00%

74	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Lehman 20+ Year Treasury Bond Fund

Period Covered: October 1, 2002 through December 31, 2006

	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	2	0.19%
Between 0.5% and – 0.5%	1,067	99.72
Less than – 0.5% and Greater than – 1.0%	1	0.09

	1,070	100.00%

iShares Lehman TIPS Bond Fund

Period Covered: January 1, 2004 through December 31, 2006

	Number of Days	Percentage of Total Days
Greater than 05% and Less than 1.0%	4	0.53%
Between 0.5% and – 0.5%	751	99.47

	755	100.00%

SUPPLEMENTAL INFORMATION	75

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 125 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman, and President (since 2003).	Chief Executive Officer of Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Barclays Global Fund Advisors (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director, Chairman and Chief Executive Officer of Barclays Global Investors Services (since 2005); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGIF and MIP; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

76	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees Principal

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

George G. C. Parker, 1939	Trustee (since 2000) Lead Independent Trustee (since 2006)	Dean Witter Distinguished Professor of Finance, Emeritus (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (1991-2006); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); President of the Board of Directors, Catholic Charities CYO (since 2007); Chair of Thacher School Finance and Investment Committees.	Director (since 2005) of iShares, Inc.; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2002) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Director (2004 -2006) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG, LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Common fund Distressed Debt Partners II.

TRUSTEE AND OFFICER INFORMATION	77

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007)	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer of UBS Financial Services, Inc. (2003-2005); President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Broadway Producer (since 2006).	Director (since 2007) of iShares, Inc.; Director and Member (since 2006) of the Audit and Compensation Committee of EPAM Systems, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Trustee (since 2005), Newark Academy; Director (1990-2005), UBS Financial Services, Inc.

Officer
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

78	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES:	79

Notes:

80	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES:	81

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&PGlobal Financials Sector (IXG)

iShares S&PGlobal Healthcare Sector (IXJ)

iShares S&PGlobal Industrials Sector (EXI)

iShares S&PGlobal Materials Sector (MXI)

iShares S&PGlobal Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS Fixed-Rate (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFEValue (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs” is a trademark of Goldman, Sachs & Co. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Annual Report.

82	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-019-04007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares

BARCLAYS

Management’s Discussion of Fund Performance

iSHARES® LEHMAN CREDIT BOND FUNDS

Performance as of February 28, 2007

	Cumulative Total Returns
	Inception to 2/28/07

iSHARES BOND FUND	NAV	MARKET	INDEX

Lehman 1-3 Year Credit	0.97%	1.21%	0.99%
Lehman Intermediate Credit	1.27%	1.56%	1.35%
Lehman Credit	1.48%	1.95%	1.52%

“Cumulative Total Returns” represent the total change in value of an investment over the periods indicated, and are calculated from an inception date of 1/5/07.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after the Funds’ inception, for the period from inception to the first day of secondary market trading in shares of the Funds (1/11/07), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 2/28/07, the Funds did not have six months of performance and therefore line graphs are not presented.

The iShares Lehman 1-3 Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Lehman Brothers 1-3 Year U.S. Credit Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from the Fund’s inception on January 5, 2007 through February 28, 2007 (the “reporting period”), the Fund returned 0.97%, while the Index returned 0.99%.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	62.69%

Foreign Government Obligations	9.27

Communications	7.70

Consumer Cyclical	6.50

Consumer Non-Cyclical	6.24

Utilities	2.56

Technology	1.81

Energy	1.25

Basic Materials	0.52

Short-Term and Other Net Assets	1.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security Net	Percentage of Assets
General Electric Capital Corp., 3.50%, 05/01/08	3.66%

KfW Bankengruppe, 5.25%, 05/19/09	3.11

Goldman Sachs Group Inc. (The), 6.65%, 05/15/09	2.56

Citigroup Inc., 3.50%, 02/01/08	2.45

Wells Fargo & Co., 3.50%, 04/04/08	2.19

Korea (Republic of), 8.88%, 04/15/08	2.17

DaimlerChrysler N.A. Holding Corp., 4.05%, 06/04/08	2.15

KfW Bankengruppe, 3.50%, 03/14/08	2.05

European Investment Bank, 3.00%, 06/16/08	2.03

European Investment Bank, 3.38%, 03/16/09	2.03

TOTAL	24.40%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN CREDIT BOND FUNDS

The iShares Lehman Intermediate Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Lehman Brothers Intermediate U.S. Credit Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from the Fund’s inception on January 5, 2007 through February 28, 2007 (the “reporting period”), the Fund returned 1.27%, while the Index returned 1.35%.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	49.17%

Communications	11.61

Consumer Non-Cyclical	8.91

Foreign Government Obligations	8.08

Consumer Cyclical	5.25

Utilities	4.44

Industrial	3.81

Energy	3.04

Basic Materials	2.00

Technology	1.26

Short-Term and Other Net Assets	2.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Citigroup Inc., 6.00%, 02/21/12	3.09%

Italy (Republic of), 6.00%, 02/22/11	3.08

European Investment Bank, 4.63%, 05/15/14	2.94

KfW Bankengruppe, 4.25%, 06/15/10	2.92

General Electric Capital Corp., 4.13%, 09/01/09	2.91

JPMorgan Chase & Co., 5.75%, 01/02/13	2.03

Ontario (Province of), 5.50%, 10/01/08	1.99

Wells Fargo & Co., 4.88%, 01/12/11	1.97

Goldman Sachs Group Inc. (The), 3.88%, 01/15/09	1.94

Wachovia Corp., 3.50%, 08/15/08	1.93

TOTAL	24.80%

The iShares Lehman Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Lehman Brothers U.S. Credit Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from the Fund’s inception on January 5, 2007 through February 28, 2007 (the “reporting period”), the Fund returned 1.48%, while the Index returned 1.52%.

2	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN CREDIT BOND FUNDS

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	43.39%

Communications	13.35

Foreign Government Obligations	7.96

Consumer Non-Cyclical	6.43

Utilities	6.19

Energy	5.61

Consumer Cyclical	4.81

Industrial	4.32

Basic Materials	3.21

Technology	1.75

Municipal Obligations	0.96

Short-Term and Other Net Assets	2.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Sector	Percentage of Net Assets
Italy (Republic of), 6.00%, 02/22/11	2.55%

Ontario (Province of), 5.50%, 10/01/08	1.98

Wells Fargo & Co., 4.88%, 01/12/11	1.96

Bank of America Corp., 4.50%, 08/01/10	1.94

Merrill Lynch & Co. Inc., 3.70%, 04/21/08	1.93

Metlife Inc., 5.00%, 06/15/15	1.93

Goldman Sachs Group Inc. (The), 3.88%, 01/15/09	1.92

KfW Bankengruppe, 5.13%, 03/14/16	1.50

European Investment Bank, 4.63%, 05/15/14	1.46

International Bank for Reconstruction & Development, 4.13%, 08/12/09	1.45

TOTAL	18.62%

Despite some notable volatility, U.S. bonds posted positive returns for the reporting period. The bond market lost ground in January 2007 as strong economic growth data led to concerns about the possibility of more short-term interest rate hikes by the Federal Reserve. (The Federal Reserve had raised rates 17 times between June 2004 and June 2006.) In particular, the initial estimate of U.S. economic growth for the fourth quarter of 2006 came in at a robust 3.5% annualized rate. In February 2007, however, the bond market reversed course, enjoying its best month of performance since August 2004. The catalysts for the bond market rally appeared to include a slumping stock market, a sharp downward revision to fourth-quarter economic growth (to a 2.2% annualized rate), and further weakness in the housing market, including the biggest monthly drop-off in new home sales since 1994.

The credit sector outperformed the broader bond market during the reporting period. Corporate bonds delivered the best results, reflecting their relatively high yields, while sovereign and supranational debt posted the weakest returns. From a maturity perspective, longer-term bonds generally performed better than short- and intermediate-term bonds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUNDS

Performance as of February 28, 2007

	Cumulative Total Returns
	Inception to 2/28/07

iSHARES BOND FUND	NAV	MARKET	INDEX

Lehman Intermediate Government/Credit	1.09%	1.24%	1.13%
Lehman Government/Credit	1.20%	1.34%	1.24%

“Cumulative Total Returns” represent the total change in value of an investment over the periods indicated, and are calculated from an inception date of 1/5/07.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after the Funds’ inception, for the period from inception to the first day of secondary market trading in shares of the Funds (1/11/07), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 2/28/07, the Funds did not have six months of performance and therefore line graphs are not presented.

The iShares Lehman Intermediate Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade U.S. corporate securities of the United States bond market as defined by the Lehman Brothers Intermediate U.S. Government/Credit Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from the Fund’s inception on January 5, 2007 through February 28, 2007 (the “reporting period”), the Fund returned 1.09%, while the Index returned 1.13%.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
U.S. Government Obligations	40.39%

U.S. Government Agency Obligations	21.24

Financial	18.37

Communications	4.35

Consumer Non-Cyclical	3.32

Foreign Government Obligations	3.01

Consumer Cyclical	1.97

Utilities	1.66

Industrial	1.44

Energy	1.13

Basic Materials	0.75

Technology	0.48

Short-Term and Other Net Assets	1.89

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
U.S. Treasury Notes, 6.00%, 08/15/09	9.21%

U.S. Treasury Notes, 5.13%, 06/30/08	8.97

Federal National Mortgage Association, 7.25%, 01/15/10	8.02

Federal Home Loan Mortgage Corp., 4.63%, 02/21/08	7.90

U.S. Treasury Notes, 4.88%, 07/31/11	7.85

U.S. Treasury Notes, 4.75%, 05/15/14	5.63

U.S. Treasury Notes, 4.88%, 08/15/16	4.77

U.S. Treasury Notes, 4.50%, 02/15/09	3.96

Federal Home Loan Mortgage Corp., 4.50%, 01/15/13	3.32

Federal National Mortgage Association, 5.00%, 04/15/15	2.00

TOTAL	61.63%

4	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUNDS

The iShares Lehman Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade U.S corporate securities of the United States bond market as defined by the Lehman Brothers U.S. Government/Credit Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from the Fund’s inception on January 5, 2007 through February 28, 2007 (the “reporting period”), the Fund returned 1.20%, while the Index returned 1.24%.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
U.S. Government Obligations	39.47%

U.S. Government Agency Obligations	19.68

Financial	17.54

Communications	5.30

Foreign Government Obligations	3.17

Consumer Non-Cyclical	2.53

Utilities	2.41

Energy	2.26

Consumer Cyclical	1.91

Industrial	1.72

Basic Materials	1.27

Technology	0.69

Municipal Obligations	0.39

Short-Term and Other Net Assets	1.66

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
U.S. Treasury Notes, 6.00%, 08/15/09	12.24%

Federal National Mortgage Association, 7.25%, 01/15/10	9.26

U.S. Treasury Notes, 5.13%, 06/30/08	7.35

Federal Home Loan Mortgage Corp., 4.63%, 02/21/08	5.91

U.S. Treasury Bonds, 7.63%, 02/15/25	5.30

U.S. Treasury Notes, 4.63%, 11/15/16	5.26

U.S. Treasury Notes, 4.75%, 05/15/14	4.01

U.S. Treasury Notes, 4.63%, 12/31/11	2.70

U.S. Treasury Bonds, 8.13%, 08/15/19	2.61

Federal National Mortgage Association, 5.00%, 04/15/15	2.39

TOTAL	57.03%

Despite some notable volatility, U.S. bonds posted positive returns for the reporting period. The bond market lost ground in January 2007 as strong economic growth data led to concerns about the possibility of more short-term interest rate hikes by the Federal Reserve. (The Federal Reserve had raised rates 17 times between June 2004 and June 2006.) In particular, the initial estimate of U.S. economic growth for the fourth quarter of 2006 came in at a robust 3.5% annualized rate. In February 2007, however, the bond market reversed course, enjoying its best month of performance since August 2004. The catalysts for the bond market rally appeared to include a slumping stock market, a sharp downward revision to fourth-quarter economic growth (to a 2.2% annualized rate), and further weakness in the housing market, including the biggest monthly drop-off in new home sales since 1994.

The credit sector outperformed the broader bond market during the reporting period as corporate bonds delivered the best results, reflecting the irrelatively high yields. The government sector lagged, with U.S. government agency bonds posting the weakest returns. From a maturity perspective, longer-term bonds generally performed better than short- and intermediate-term bonds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® LEHMAN AGGREGATE BOND FUND

Performance as of February 28, 2007

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/07			Inception to 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.31%	5.30%	5.54%	3.89%	3.98%	4.15%	14.04%	14.37%	15.02%

Total returns for the periods since inception are calculated from the inception date of the Fund (9/22/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

6	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Mortgage-Backed Securities	35.07%

U.S. Government Obligations	23.88

Financial	16.71

U.S. Government Agency Obligations	11.00

Communications	2.79

Foreign Government Obligations	2.10

Utilities	1.42

Consumer Cyclical	1.40

Consumer Non-Cyclical	1.34

Energy	1.02

Basic Materials	0.63

Industrial	0.63

Technology	0.49

Municipal Obligations	0.24

Short-Term and Other Net Assets	1.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Federal National Mortgage Association, 5.50%, 04/01/37	5.49%

U.S. Treasury Notes, 6.00%, 08/15/09	5.17

Federal National Mortgage Association, 6.00%, 04/01/37	4.90

Federal Home Loan Mortgage Corp., 5.50%, 04/01/37	4.25

U.S. Treasury Bonds, 7.63%, 02/15/25	3.76

Federal Home Loan Mortgage Corp., 2.75%, 03/15/08	3.53

Federal National Mortgage Association, 6.50%, 04/01/37	3.45

U.S. Treasury Notes, 5.13%, 06/30/08	3.14

U.S. Treasury Bonds, 8.13%, 08/15/19	2.76

Federal Home Loan Mortgage Corp., 6.00%, 04/01/37	2.64

TOTAL	39.09%

The iShares Lehman Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment-grade bond market as defined by the Lehman Brothers U.S. Aggregate Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended February 28, 2007 (the “reporting period”), the Fund returned 5.31%, while the Index returned 5.54%.

Moderate economic growth and declining inflation helped U.S. bonds post solid gains for the reporting period. Although the U.S. economy grew by 3.3% in 2006 – slightly ahead of the 3.2% growth rate in 2005 – economic activity slowed markedly as the year progressed. After growing at a robust 5.6% annualized rate in the first quarter of 2006, the economy slowed to a 2.6% annualized growth rate in the second quarter and a 2.1% annualized growth rate over the last six months of the year. One of the largest drags on the economy was a substantial slump in the housing market. According to government reports, existing home sales declined by 8.4% in 2006 from 2005, while new home sales fell by 17.3% and new residential construction was down 14.9%.

Inflation also eased during the reporting period. The consumer price index rose by 2.4% over the past year, down significantly from a 3.6% increase for the previous 12 months. The key factors behind the lower inflation rate included a 1% decrease in energy prices – including a 10% drop in the last six months – and a 0.6% decline in transportation costs.

With both economic growth and inflation appearing to be on the wane, the Federal Reserve (the “Fed”) ended its series of short-term interest rate increases during the second half of the reporting period. The Fed raised its federal funds rate three times between February and June 2006 – for a total of 17 rate hikes since June 2004 – and then held steady for the remainder of the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

Despite the generally favorable economic environment, the bond market experienced an increase in volatility during the reporting period. Bonds fell early in the reporting period in response to a spike in energy prices and the Fed’s additional rate hikes. The bond market started to rebound in the second half of 2006 as the economy appeared to show signs of slower, more controlled growth, but strong economic data at the end of the year sparked another decline amid fears of potential inflation. Bonds regained their footing again in February 2007, rallying sharply in response to lower economic growth figures reported for the fourth quarter of 2006 and further evidence of weakness in the housing market.

For the reporting period as a whole, however, bond yields changed little from their levels at the beginning of the period. As a result, interest income provided the bulk of the bond market’s return.

From a sector perspective, corporate bonds produced the best returns in the domestic bond market for the reporting period. The outperformance of corporate bonds reflected their higher yields, as well as strong balance sheets and generally healthy profit growth in the corporate sector. Mortgage-backed securities also performed well, benefiting from their relatively high yields. U.S. Treasury and government agency bonds lagged, though they still posted positive returns overall.

8	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

Performance as of February 28, 2007

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/07			Inception to 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.03%	6.15%	6.11%	6.02%	6.09%	6.01%	30.93%	31.31%	30.85%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/22/02). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	46.87%

Communications	17.91

Consumer Non-Cyclical	11.67

Consumer Cyclical	6.65

Industrial	6.01

Energy	3.92

Utilities	2.00

Basic Materials	1.97

Technology	1.02

Short-Term and Other Net Assets	1.98

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Mohawk Industries Inc., 6.13%, 01/15/16	1.19%

HSBC Holdings PLC, 6.50%, 05/02/36	1.07

United Technologies Corp., 4.38%, 05/01/10	1.05

Embarq Corp., 8.00%, 06/01/36	1.04

International Lease Finance Corp., 5.45%, 03/24/11	1.03

Caterpillar Inc., 6.05%, 08/15/36	1.03

Citigroup Inc., 6.13%, 08/25/36	1.03

Vale Overseas Ltd., 6.88%, 11/21/36	1.02

Oracle Corp., 5.00%, 01/15/11	1.02

AT&T Inc., 6.80%, 05/15/36	1.02

TOTAL	10.50%

The iShares iBoxx $ Investment Grade Corporate Bond Fund (formerly the iShares GS $ InvesTopTM Corporate Bond Fund) (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment-grade corporate bond market, as defined by the iBoxx $ Liquid Investment Grade Index (formerly the GS$ InvesTopTM Index) (the “Index”). The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended February 28, 2007 (the “reporting period”), the Fund returned 6.03%, while the Index returned 6.11%.

Moderate economic growth and declining inflation helped U.S. bonds post solid gains for the reporting period. Although the U.S. economy grew by 3.3% in 2006 – slightly ahead of the 3.2% growth rate in 2005 – economic activity slowed markedly as the year progressed. After growing at a robust 5.6% annualized rate in the first quarter of 2006, the economy slowed to a 2.6% annualized growth rate in the second quarter and a 2.1% annualized growth rate over the last six months of the year. One of the largest drags on the economy was a substantial slump in the housing market. According to government reports, existing home sales declined by 8.4% in 2006 from 2005, while new home sales fell by 17.3% and new residential construction was down 14.9%.

Inflation also eased during the reporting period. The consumer price index rose by 2.4% over the past year, down significantly from a 3.6% increase for the previous 12 months. The key factors behind the lower inflation rate included a 1% decrease in energy prices – including a 10% drop in the last six months – and a 0.6% decline in transportation costs.

With both economic growth and inflation appearing to be on the wane, the Federal Reserve (the “Fed”) ended its series of short-term interest rate increases during the second half of the reporting period. The Fed raised its federal funds rate three times between February and June 2006 – for a total of 17 rate hikes since June 2004 – and then held steady for the remainder of the reporting period.

Despite the generally favorable economic environment, the bond market experienced an increase in volatility during the reporting period. Bonds fell early in the reporting period in response to a spike in energy prices and the Fed’s additional rate hikes. The bond market started to rebound in the second half of 2006 as the economy appeared to show signs of slower, more controlled growth, but strong economic data at the end of the year sparked another decline amid fears of potential inflation. Bonds regained their footing again in February 2007, rallying sharply in response to lower economic growth figures reported for the fourth quarter of 2006 and further evidence of weakness in the housing market.

10	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

For the reporting period as a whole, however, bond yields changed little from their levels at the beginning of the period. As a result, interest income provided the bulk of the bond market’s return.

Corporate bonds produced the best returns in the domestic bond market for the reporting period. The outperformance of corporate bonds reflected their higher yields, as well as strong balance sheets and generally healthy profit growth in the corporate sector. Lower-quality corporate bonds outperformed their higher-grade counterparts, benefiting from investor demand for higher yields offered by lower-rated securities.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (9/1/06)[a]	Ending Account Value (2/28/07)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/06 to 2/28/07)
Lehman 1-3 Year Credit
Actual	$ 1,000.00	$ 1,009.70	0.20%	$ 0.30
Hypothetical (5% return before expenses)	1,000.00	1,007.10	0.20	0.30
Lehman Intermediate Credit
Actual	1,000.00	1,012.70	0.20	0.30
Hypothetical (5% return before expenses)	1,000.00	1,007.10	0.20	0.30
Lehman Credit
Actual	1,000.00	1,014.80	0.20	0.30
Hypothetical (5% return before expenses)	1,000.00	1,007.10	0.20	0.30
Lehman Intermediate Government/Credit
Actual	1,000.00	1,010.90	0.20	0.30
Hypothetical (5% return before expenses)	1,000.00	1,007.10	0.20	0.30

12	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERs

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (9/1/06)[a]	Ending Account Value (2/28/07)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/06 to 2/28/07)
Lehman Government/Credit
Actual	$ 1,000.00	$ 1,012.00	0.20%	$ 0.30
Hypothetical (5% return before expenses)	1,000.00	1,007.10	0.20	0.30
Lehman Aggregate
Actual	1,000.00	1,036.30	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
iBoxx $ Investment Grade Corporate
Actual	1,000.00	1,045.80	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

[a]

Account values are based on a start date of January 5, 2007 (commencement of operations) for the iShares Lehman 1-3 Year Credit, iShares Lehman Intermediate Credit, iShares Lehman Credit, iShares Lehman Intermediate Government/Credit and iShares Lehman Government/Credit Bond Funds.

[b]

Expenses for the iShares Lehman Aggregate and iShares iBoxx $ Investment Grade Corporate Bond Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Expenses for the iShares Lehman 1-3 Year Credit, iShares Lehman Intermediate Credit, iShares Lehman Credit, iShares Lehman Intermediate Government/Credit and iShares Lehman Government/Credit Bond Funds, which commenced operations on January 5, 2007, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (54 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 89.27%

AUTO MANUFACTURERS – 2.93%
DaimlerChrysler N.A. Holding Corp.
3.88%, 07/22/08	$160,000	$157,141
4.05%, 06/04/08	440,000	433,886

		591,027

BANKS – 18.13%
Bank of America Corp.
3.25%, 08/15/08	400,000	389,685
Bank One Corp.
6.00%, 08/01/08	240,000	242,840
BankAmerica Corp.
5.88%, 02/15/09	250,000	253,975
HSBC Holdings PLC
7.50%, 07/15/09	200,000	210,835
KfW Bankengruppe
3.50%, 03/14/08	420,000	413,918
5.25%, 05/19/09	620,000	625,759
Korea Development Bank
4.75%, 07/20/09	100,000	99,208
Landwirtschaftliche Rentenbank
3.63%, 10/20/09	180,000	174,815
4.13%, 07/15/08	180,000	177,998
US Bancorp
5.30%, 04/28/09	250,000	251,247
Wachovia Corp.
3.50%, 08/15/08	140,000	136,798
3.63%, 02/17/09	240,000	233,731
Wells Fargo & Co.
3.50%, 04/04/08	450,000	442,342

		3,653,151

BEVERAGES – 0.97%
Diageo Capital PLC
3.38%, 03/20/08	200,000	196,324

		196,324

BIOTECHNOLOGY – 0.97%
Amgen Inc.
4.00%, 11/18/09	200,000	194,999

		194,999

CHEMICALS – 0.52%
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	104,686

		104,686

Security	Principal	Value
COMPUTERS – 1.28%
International Business Machines Corp.
3.80%, 02/01/08	$260,000	$257,002

		257,002

COSMETICS & PERSONAL CARE – 0.78%
Procter & Gamble Co.
6.88%, 09/15/09	150,000	156,572

		156,572

DIVERSIFIED FINANCIAL SERVICES – 34.64%
American Express Credit Corp.
3.00%, 05/16/08	200,000	195,016
American General Finance Corp.
3.88%, 10/01/09	400,000	388,507
Bear Stearns Companies Inc. (The)
2.88%, 07/02/08	200,000	194,190
Capital One Bank
5.00%, 06/15/09	100,000	99,716
Caterpillar Financial Services Corp.
4.50%, 06/15/09	100,000	98,544
CIT Group Inc.
3.38%, 04/01/09	100,000	96,610
4.13%, 11/03/09	200,000	195,202
Citigroup Inc.
3.50%, 02/01/08	500,000	492,910
4.25%, 07/29/09	400,000	393,211
Countrywide Home Loans Inc.
3.25%, 05/21/08	200,000	195,360
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	260,000	257,907
Eksportfinans ASA
4.38%, 07/15/09	300,000	296,698
General Electric Capital Corp.
3.50%, 05/01/08	750,000	736,706
5.25%, 10/27/09	200,000	201,540
Goldman Sachs Group Inc. (The)
6.65%, 05/15/09	500,000	516,350
HSBC Finance Corp.
5.88%, 02/01/09	260,000	263,813
6.40%, 06/17/08	240,000	243,808
International Lease Finance Corp.
3.50%, 04/01/09	200,000	193,440

14	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
JPMorgan Chase & Co.
3.50%, 03/15/09	$400,000	$388,352
Lehman Brothers Holdings Inc.
3.60%, 03/13/09	100,000	97,230
4.50%, 07/26/10	300,000	295,316
Merrill Lynch & Co. Inc.
6.00%, 02/17/09	340,000	345,762
Morgan Stanley
3.88%, 01/15/09	200,000	195,844
National Rural Utilities Cooperative Finance Corp.
3.88%, 02/15/08	300,000	296,171
SLM Corp.
4.00%, 01/15/09	100,000	97,968
Textron Financial Corp.
6.00%, 11/20/09	200,000	204,527

		6,980,698

ELECTRIC – 2.56%
Duke Energy Corp.
3.75%, 03/05/08	220,000	216,727
FPL Group Capital Inc.
7.38%, 06/01/09	100,000	104,898
Pacific Gas & Electric Co.
3.60%, 03/01/09	200,000	194,550

		516,175

FOOD – 3.02%
Fred Meyer Inc.
7.45%, 03/01/08	200,000	204,136
Kraft Foods Inc.
4.13%, 11/12/09	200,000	195,012
Safeway Inc.
7.50%, 09/15/09	200,000	210,297

		609,445

INSURANCE – 1.46%
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	300,000	294,185

		294,185

MEDIA – 2.81%
British Sky Broadcasting PLC
8.20%, 07/15/09	100,000	106,274

Security	Principal	Value
Comcast Cable Communications Inc.
6.88%, 06/15/09	$300,000	$311,142
Cox Communications Inc.
4.63%, 01/15/10	150,000	147,936

		565,352

MULTI-NATIONAL – 6.80%
European Investment Bank
3.00%, 06/16/08	420,000	410,163
3.38%, 03/16/09	420,000	409,203
Inter-American Development Bank
3.38%, 03/17/08	280,000	275,644
International Bank for Reconstruction & Development
4.13%, 06/24/09	140,000	138,127
International Finance Corp.
3.75%, 06/30/09	140,000	136,759

		1,369,896

OFFICE & BUSINESS EQUIPMENT – 0.53%
Xerox Corp.
9.75%, 01/15/09	100,000	107,000

		107,000

OIL & GAS – 1.25%
Enterprise Products Operating LP
4.63%, 10/15/09	150,000	148,103
Pemex Project Funding Master Trust
7.88%, 02/01/09	100,000	104,534

		252,637

PHARMACEUTICALS – 0.50%
Abbott Laboratories
5.38%, 05/15/09	100,000	100,808

		100,808

RETAIL – 3.57%
Federated Department Stores Inc.
6.63%, 09/01/08	200,000	204,063
Target Corp.
5.38%, 06/15/09	200,000	201,116
Wal-Mart Stores Inc.
6.88%, 08/10/09	300,000	313,507

		718,686

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
SAVINGS & LOANS – 0.97%
Washington Mutual Inc.
4.00%, 01/15/09	$200,000	$195,832

		195,832

SOVEREIGN DEBT SECURITIES – 0.69%
Svensk Exportkredit AB
4.63%, 02/17/09	140,000	139,338

		139,338

TELECOMMUNICATIONS – 4.89%
SBC Communications Inc.
4.13%, 09/15/09	400,000	391,053
Sprint Capital Corp.
6.13%, 11/15/08	300,000	304,203
Telecom Italia Capital SA
4.00%, 01/15/10	300,000	289,532

		984,788

TOTAL CORPORATE BONDS & NOTES
(Cost: $17,944,548)		17,988,601

FOREIGN GOVERNMENT BONDS & NOTES[a] – 9.27%
Canada (Government of)
5.25%, 11/05/08	100,000	100,775
Italy (Republic of)
3.25%, 05/15/09	300,000	290,305
4.00%, 06/16/08	400,000	395,181
Korea (Republic of)
8.88%, 04/15/08	420,000	437,134
Ontario (Province of)
5.50%, 10/01/08	280,000	282,306
Quebec (Province of)
5.75%, 02/15/09	200,000	203,130
United Mexican States
4.63%, 10/08/08	160,000	158,472

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $1,866,979)
		1,867,303

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.30%

MONEY MARKET FUNDS – 0.30%
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares
5.26%[b,c]	61,319	$61,319

		61,319

TOTAL SHORT-TERM INVESTMENTS (Cost: $61,319)
		61,319

TOTAL INVESTMENTS IN SECURITIES – 98.84% (Cost: $19,872,846)

		19,917,223

Other Assets, Less Liabilities – 1.16%		234,667

NET ASSETS – 100.00%		$20,151,890

[a]	Investments are denominated in U.S. dollars.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

16	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 89.49%

AEROSPACE & DEFENSE – 1.00%
Raytheon Co.
6.15%, 11/01/08	$200,000	$203,171

		203,171

AUTO MANUFACTURERS – 1.01%
DaimlerChrysler N.A. Holding Corp.
4.05%, 06/04/08	100,000	98,611
6.50%, 11/15/13	100,000	104,964

		203,575

BANKS – 11.40%
Bank of America Corp.
4.50%, 08/01/10	238,000	234,564
4.88%, 01/15/13	300,000	295,848
Capital One Financial Corp.
5.70%, 09/15/11	100,000	101,660
KfW Bankengruppe
4.25%, 06/15/10	600,000	590,850
US Bank N.A.
4.80%, 04/15/15	200,000	193,971
Wachovia Corp.
3.50%, 08/15/08	400,000	390,852
5.30%, 10/15/11	100,000	101,082
Wells Fargo & Co.
4.88%, 01/12/11	400,000	398,471

		2,307,298

BIOTECHNOLOGY – 0.48%
Amgen Inc.
4.00%, 11/18/09	100,000	97,499

		97,499

BUILDING MATERIALS – 0.49%
CRH America Inc.
5.30%, 10/15/13	100,000	98,842

		98,842

COSMETICS & PERSONAL CARE – 0.96%
Procter & Gamble Co.
3.50%, 12/15/08	200,000	195,151

		195,151

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 28.93%
American General Finance Corp.
5.38%, 10/01/12	$200,000	$201,155
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	204,609
CIT Group Inc.
7.75%, 04/02/12	300,000	333,032
Citigroup Inc.
6.00%, 02/21/12	600,000	624,689
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	270,000	264,389
Credit Suisse USA Inc.
5.38%, 03/02/16	150,000	151,332
Deutsche Telekom International
Finance AG
8.00%, 06/15/10	100,000	108,720
General Electric Capital Corp.
4.13%, 09/01/09	600,000	588,847
5.00%, 01/08/16	100,000	98,659
General Electric Co.
5.00%, 02/01/13	200,000	198,981
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	400,000	391,548
Goldman Sachs Group LP
5.00%, 10/01/14	200,000	195,067
HSBC Finance Corp.
5.50%, 01/19/16	300,000	302,076
JPMorgan Chase & Co.
5.75%, 01/02/13	400,000	409,911
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	200,000	202,128
5.75%, 07/18/11	200,000	205,323
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	200,000	196,823
6.05%, 05/16/16	200,000	206,678
Morgan Stanley
6.75%, 04/15/11	340,000	360,552
National Rural Utilities Cooperative
Finance Corp.
7.25%, 03/01/12	100,000	109,507
Residential Capital Corp.
6.50%, 04/17/13	200,000	201,686

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
SLM Corp.
5.38%, 05/15/14	$200,000	$199,334
Toyota Motor Credit Corp.
4.25%, 03/15/10	100,000	97,841

		5,852,887

ELECTRIC – 4.44%
Constellation Energy Group Inc.
4.55%, 06/15/15	100,000	93,737
Dominion Resources Inc.
5.15%, 07/15/15	100,000	97,998
Duke Capital LLC
6.25%, 02/15/13	100,000	102,742
Exelon Corp.
4.90%, 06/15/15	100,000	96,041
Exelon Generation Co. LLC
5.35%, 01/15/14	100,000	98,583
Pacific Gas & Electric Co.
4.80%, 03/01/14	200,000	194,785
Progress Energy Inc.
7.10%, 03/01/11	200,000	213,913

		897,799

FOOD – 3.51%
Fred Meyer Inc.
7.45%, 03/01/08	200,000	204,136
Kraft Foods Inc.
4.00%, 10/01/08	300,000	294,898
Safeway Inc.
7.50%, 09/15/09	200,000	210,297

		709,331

FOREST PRODUCTS & PAPER – 0.52%
International Paper Co.
6.75%, 09/01/11	100,000	105,060

		105,060

HEALTH CARE - SERVICES – 0.98%
WellPoint Inc.
5.00%, 01/15/11	200,000	199,270

		199,270

HOME BUILDERS – 0.48%
Pulte Homes Inc.
5.25%, 01/15/14	100,000	97,741

		97,741

Security	Principal	Value
HOUSEHOLD PRODUCTS & WARES – 0.98%
Fortune Brands Inc.
5.13%, 01/15/11	$200,000	$197,791

		197,791

INSURANCE – 2.50%
Genworth Financial Inc.
6.15%, 11/15/66	100,000	101,081
Lincoln National Corp.
7.00%, 05/17/66	100,000	106,986
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	200,000	198,827
Metlife Inc.
5.00%, 06/15/15	100,000	98,330

		505,224

MACHINERY – 0.76%
Caterpillar Inc.
5.70%, 08/15/16	150,000	154,301

		154,301

MANUFACTURING – 1.04%
Tyco International Group SA
6.38%, 10/15/11	200,000	211,351

		211,351

MEDIA – 3.05%
AOL Time Warner Inc.
6.88%, 05/01/12	100,000	107,199
Cox Communications Inc.
4.63%, 01/15/10	100,000	98,624
News America Inc.
5.30%, 12/15/14	200,000	200,237
Walt Disney Co.
6.38%, 03/01/12	200,000	211,823

		617,883

MINING – 1.48%
BHP Finance (USA) Ltd.
4.80%, 04/15/13	200,000	196,353
Vale Overseas Ltd.
6.25%, 01/11/16	100,000	103,118

		299,471

MULTI-NATIONAL – 5.41%
European Investment Bank
4.63%, 05/15/14	600,000	595,070

18	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
Inter-American Development Bank
5.13%, 09/13/16	$200,000	$203,544
International Bank for Reconstruction & Development
4.13%, 08/12/09	300,000	295,984

		1,094,598

OFFICE & BUSINESS EQUIPMENT – 0.52%
Xerox Corp.
6.88%, 08/15/11	100,000	105,037

		105,037

OIL & GAS – 3.04%
Anadarko Petroleum Corp.
5.95%, 09/15/16	200,000	202,608
Conoco Funding Co.
6.35%, 10/15/11	200,000	210,642
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	201,218

		614,468

PHARMACEUTICALS – 2.00%
Abbott Laboratories
5.38%, 05/15/09	200,000	201,617
Wyeth
5.50%, 02/01/14	200,000	203,207

		404,824

REAL ESTATE INVESTMENT TRUSTS – 0.50%
Simon Property Group LP
5.60%, 09/01/11	100,000	101,573

		101,573

RETAIL – 2.48%
Home Depot Inc.
5.40%, 03/01/16	100,000	98,602
Target Corp.
5.40%, 10/01/08	200,000	201,014
Wal-Mart Stores Inc.
4.55%, 05/01/13	100,000	97,166
6.88%, 08/10/09	100,000	104,502

		501,284

SAVINGS & LOANS – 0.97%
Washington Mutual Inc.
4.00%, 01/15/09	200,000	195,832

		195,832

Security	Principal	Value
SOFTWARE – 0.74%
Oracle Corp.
5.25%, 01/15/16	$150,000	$149,465

		149,465

TELECOMMUNICATIONS – 6.88%
AT&T Wireless Services Inc.
7.88%, 03/01/11	100,000	109,839
Cisco Systems Inc.
5.50%, 02/22/16	200,000	203,254
Embarq Corp.
7.08%, 06/01/16	150,000	155,030
France Telecom SA
7.75%, 03/01/11	100,000	109,468
SBC Communications Inc.
5.88%, 02/01/12	200,000	205,839
Sprint Capital Corp.
8.38%, 03/15/12	100,000	112,251
Telecom Italia Capital SA
4.00%, 01/15/10	200,000	193,021
Verizon Communications Inc.
5.55%, 02/15/16	200,000	201,820
Vodafone Group PLC
5.75%, 03/15/16	100,000	101,333

		1,391,855

TELEPHONE – 1.68%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	200,000	231,088
Telefonica Europe BV
7.75%, 09/15/10	100,000	108,031

		339,119

TEXTILES – 0.74%
Mohawk Industries Inc.
6.13%, 01/15/16	150,000	150,751

		150,751

TRANSPORTATION – 0.52%
CSX Corp.
6.75%, 03/15/11	100,000	105,306

		105,306

TOTAL CORPORATE BONDS & NOTES (Cost: $18,014,184)		18,107,757

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

February 28, 2007

Security	Shares or Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES[a] – 8.08%
Italy (Republic of)
6.00%, 02/22/11	$600,000	$623,275
Ontario (Province of)
5.50%, 10/01/08	400,000	403,295
Quebec (Province of)
5.00%, 03/01/16	200,000	199,285
United Mexican States
4.63%, 10/08/08	200,000	198,090
6.38%, 01/16/13	200,000	210,434

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $1,630,208)		1,634,379

SHORT-TERM INVESTMENTS – 0.90%

MONEY MARKET FUNDS – 0.90%
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares
5.26%[b,c]	181,496	181,496

		181,496

TOTAL SHORT-TERM INVESTMENTS (Cost: $181,496)		181,496

TOTAL INVESTMENTS IN SECURITIES – 98.47% (Cost: $19,825,888)		19,923,632

Other Assets, Less Liabilities – 1.53%		309,471

NET ASSETS – 100.00%		$20,233,103

[a]	Investments are denominated in U.S. dollars.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 89.06%

AEROSPACE & DEFENSE – 1.00%
Raytheon Co.
6.15%, 11/01/08	$200,000	$203,171

		203,171

AUTO MANUFACTURERS – 1.03%
DaimlerChrysler N.A. Holding Corp.
6.50%, 11/15/13	200,000	209,927

		209,927

BANKS – 11.08%
BAC Capital Trust XI
6.63%, 05/23/36	100,000	109,043
Bank of America Corp.
4.50%, 08/01/10	400,000	394,226
4.88%, 01/15/13	100,000	98,616
KfW Bankengruppe
4.25%, 06/15/10	100,000	98,475
5.13%, 03/14/16	300,000	305,095
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	100,000	100,757
National City Corp.
6.88%, 05/15/19	100,000	111,624
US Bank N.A.
4.80%, 04/15/15	200,000	193,971
Wachovia Corp.
3.50%, 08/15/08	300,000	293,139
5.30%, 10/15/11	150,000	151,623
Wells Fargo & Co.
4.88%, 01/12/11	400,000	398,470

		2,255,039

BEVERAGES – 1.14%
Pepsi Bottling Group Inc.
7.00%, 03/01/29	200,000	232,184

		232,184

BIOTECHNOLOGY – 0.25%
Amgen Inc.
4.00%, 11/18/09	52,000	50,700

		50,700

Security	Principal	Value
BUILDING MATERIALS – 0.49%
CRH America Inc.
5.30%, 10/15/13	$100,000	$98,842

		98,842

CHEMICALS – 1.01%
Dow Chemical Co. (The)
6.00%, 10/01/12	200,000	204,709

		204,709

COMPUTERS – 0.74%
International Business Machines Corp.
3.80%, 02/01/08	152,000	150,247

		150,247

COSMETICS & PERSONAL CARE – 0.48%
Procter & Gamble Co.
3.50%, 12/15/08	100,000	97,575

		97,575

DIVERSIFIED FINANCIAL SERVICES – 24.47%
American General Finance Corp.
5.38%, 10/01/12	200,000	201,155
Associates Corp. N.A.
6.95%, 11/01/18	150,000	169,500
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	100,000	102,305
CIT Group Inc.
7.75%, 04/02/12	200,000	222,021
Citigroup Inc.
4.13%, 02/22/10	100,000	97,623
6.00%, 10/31/33	200,000	208,250
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	190,000	186,052
Credit Suisse USA Inc.
5.38%, 03/02/16	110,000	110,977
Deutsche Telekom International
Finance AG
8.00%, 06/15/10	130,000	141,336
General Electric Capital Corp.
4.13%, 09/01/09	300,000	294,424
6.75%, 03/15/32	100,000	116,179
General Electric Co.
5.00%, 02/01/13	200,000	198,981
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	400,000	391,548
6.35%, 02/15/34	100,000	102,726

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
Goldman Sachs Group LP
5.00%, 10/01/14	$152,000	$148,251
HSBC Finance Corp.
5.50%, 01/19/16	250,000	251,730
JP Morgan Chase Capital XV
5.88%, 03/15/35	100,000	98,891
JPMorgan Chase & Co.
5.75%, 01/02/13	150,000	153,717
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	110,000	108,282
5.50%, 04/04/16	150,000	151,596
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	400,000	393,646
6.05%, 05/16/16	150,000	155,009
Morgan Stanley
5.75%, 10/18/16	200,000	203,387
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	152,000	166,451
Residential Capital Corp.
6.50%, 04/17/13	152,000	153,282
SLM Corp.
5.38%, 05/15/14	100,000	99,667
Toyota Motor Credit Corp.
4.25%, 03/15/10	152,000	148,718
Unilever Capital Corp.
5.90%, 11/15/32	200,000	204,616

		4,980,320

ELECTRIC – 6.19%
Constellation Energy Group Inc.
4.55%, 06/15/15	76,000	71,240
Dominion Resources Inc.
5.15%, 07/15/15	152,000	148,958
Duke Capital LLC
6.25%, 02/15/13	152,000	156,167
Exelon Corp.
4.90%, 06/15/15	80,000	76,833
Exelon Generation Co. LLC
5.35%, 01/15/14	76,000	74,923
FirstEnergy Corp.
7.38%, 11/15/31	200,000	233,254

Security	Principal	Value
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	$100,000	$103,294
Pacific Gas & Electric Co.
4.80%, 03/01/14	152,000	148,037
Progress Energy Inc.
7.10%, 03/01/11	152,000	162,573
Southern California Edison Co.
6.00%, 01/15/34	80,000	83,765

		1,259,044

FOOD – 2.28%
Fred Meyer Inc.
7.45%, 03/01/08	152,000	155,143
Kraft Foods Inc.
4.00%, 10/01/08	152,000	149,415
Safeway Inc.
7.50%, 09/15/09	152,000	159,826

		464,384

FOREST PRODUCTS & PAPER – 0.95%
International Paper Co.
6.75%, 09/01/11	80,000	84,048
Weyerhaeuser Co.
7.38%, 03/15/32	100,000	108,952

		193,000

HEALTH CARE - SERVICES – 0.78%
WellPoint Inc.
5.00%, 01/15/11	160,000	159,416

		159,416

HOME BUILDERS – 0.48%
Pulte Homes Inc.
5.25%, 01/15/14	100,000	97,741

		97,741

HOUSEHOLD PRODUCTS & WARES – 0.25%
Fortune Brands Inc.
5.13%, 01/15/11	52,000	51,426

		51,426

INSURANCE – 3.90%
Allstate Corp. (The)
5.55%, 05/09/35	200,000	196,166
Genworth Financial Inc.
6.15%, 11/15/66	50,000	50,540

22	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
Lincoln National Corp.
7.00%, 05/17/66	$50,000	$53,493
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	100,000	99,413
Metlife Inc.
5.00%, 06/15/15	400,000	393,319

		792,931

MACHINERY – 1.01%
Caterpillar Inc.
5.70%, 08/15/16	200,000	205,735

		205,735

MANUFACTURING – 0.79%
Tyco International Group SA
6.38%, 10/15/11	152,000	160,627

		160,627

MEDIA – 3.98%
AOL Time Warner Inc.
6.88%, 05/01/12	80,000	85,759
Comcast Corp.
6.45%, 03/15/37	100,000	103,991
Cox Communications Inc.
4.63%, 01/15/10	80,000	78,899
News America Inc.
5.30%, 12/15/14	152,000	152,180
Time Warner Inc.
7.70%, 05/01/32	100,000	117,026
Viacom Inc.
7.88%, 07/30/30	100,000	111,027
Walt Disney Co.
6.38%, 03/01/12	152,000	160,985

		809,867

MINING – 1.25%
BHP Finance (USA) Ltd.
4.80%, 04/15/13	152,000	149,228
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	105,417

		254,645

MULTI-NATIONAL – 3.67%
European Investment Bank
4.63%, 05/15/14	300,000	297,535

Security	Principal	Value
Inter-American Development Bank
5.13%, 09/13/16	$150,000	$152,658
International Bank for Reconstruction & Development
4.13%, 08/12/09	300,000	295,984

		746,177

OFFICE & BUSINESS EQUIPMENT – 0.52%
Xerox Corp.
6.88%, 08/15/11	100,000	105,037

		105,037

OIL & GAS – 4.59%
Anadarko Petroleum Corp.
5.95%, 09/15/16	100,000	101,304
ConocoPhillips Holding Co.
6.95%, 04/15/29	200,000	232,119
Devon Energy Corp.
7.95%, 04/15/32	200,000	247,630
Enterprise Products Operating LP
5.60%, 10/15/14	110,000	110,670
Pemex Project Funding Master Trust
8.63%, 02/01/22	100,000	125,658
Valero Energy Corp.
7.50%, 04/15/32	100,000	117,484

		934,865

PHARMACEUTICALS – 1.25%
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	100,000	99,104
Wyeth
5.50%, 02/01/14	152,000	154,438

		253,542

PIPELINES – 1.02%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	100,000	102,854
6.75%, 03/15/11	100,000	105,010

		207,864

RETAIL – 2.12%
Federated Retail Holdings Inc.
5.90%, 12/01/16	100,000	102,070
Home Depot Inc.
5.40%, 03/01/16	100,000	98,601

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
Target Corp.
5.40%, 10/01/08	$152,000	$152,771
Wal-Mart Stores Inc.
4.55%, 05/01/13	80,000	77,733

		431,175

SAVINGS & LOANS – 0.96%
Washington Mutual Inc.
4.00%, 01/15/09	200,000	195,832

		195,832

SOFTWARE – 0.49%
Oracle Corp.
5.25%, 01/15/16	100,000	99,644

		99,644

TELECOMMUNICATIONS – 7.90%
AT&T Wireless Services Inc.
7.88%, 03/01/11	200,000	219,678
BellSouth Corp.
6.00%, 11/15/34	100,000	99,366
Cisco Systems Inc.
5.50%, 02/22/16	52,000	52,846
Embarq Corp.
7.08%, 06/01/16	200,000	206,707
France Telecom SA
8.50%, 03/01/31	100,000	134,160
SBC Communications Inc.
5.88%, 02/01/12	200,000	205,839
Sprint Capital Corp.
6.88%, 11/15/28	150,000	153,539
Telecom Italia Capital SA
4.00%, 01/15/10	200,000	193,021
Verizon Communications Inc.
5.55%, 02/15/16	100,000	100,910
Verizon Global Funding Corp.
7.25%, 12/01/10	150,000	160,795
Vodafone Group PLC
5.75%, 03/15/16	80,000	81,067

		1,607,928

TELEPHONE – 1.47%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	152,000	175,627

Security	Principal	Value
Telefonica Europe BV
8.25%, 09/15/30	$100,000	$123,522

		299,149

TEXTILES – 0.49%
Mohawk Industries Inc.
6.13%, 01/15/16	100,000	100,501

		100,501

TRANSPORTATION – 1.03%
CSX Corp.
6.75%, 03/15/11	200,000	210,612

		210,612

TOTAL CORPORATE BONDS & NOTES (Cost: $17,999,181)		18,123,856

FOREIGN GOVERNMENT BONDS & NOTES[a] – 7.96%
Italy (Republic of)
6.00%, 02/22/11	500,000	519,396
Ontario (Province of)
5.50%, 10/01/08	400,000	403,295
Quebec (Province of)
5.00%, 03/01/16	100,000	99,642
7.50%, 09/15/29	100,000	129,421
United Mexican States
4.63%, 10/08/08	192,000	190,166
6.38%, 01/16/13	152,000	159,930
7.50%, 04/08/33	100,000	118,912

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $1,616,983)		1,620,762

MUNICIPAL DEBT OBLIGATIONS – 0.96%

ILLINOIS – 0.96%
Illinois State
5.10%, 06/01/33	200,000	196,056

		196,056

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $193,219)		196,056

24	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

February 28, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.37%

MONEY MARKET FUNDS – 0.37%
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares
5.26%[b,c]	74,458	$74,458

		74,458

TOTAL SHORT-TERM INVESTMENTS (Cost: $74,458)		74,458

TOTAL INVESTMENTS IN SECURITIES – 98.35% (Cost: $19,883,841)		20,015,132

Other Assets, Less Liabilities – 1.65%		334,841

NET ASSETS – 100.00%		$20,349,973

[a]	Investments are denominated in U.S. dollars.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 33.47%

AEROSPACE & DEFENSE – 0.37%
Raytheon Co.
6.15%, 11/01/08	$74,000	$75,173

		75,173

AUTO MANUFACTURERS – 0.38%
DaimlerChrysler N.A. Holding Corp.
4.05%, 06/04/08	38,000	37,472
6.50%, 11/15/13	38,000	39,886

		77,358

BANKS – 4.27%
Bank of America Corp.
4.50%, 08/01/10	86,000	84,759
4.88%, 01/15/13	112,000	110,450
Capital One Financial Corp.
5.70%, 09/15/11	38,000	38,631
KfW Bankengruppe
4.25%, 06/15/10	222,000	218,615
US Bank N.A.
4.80%, 04/15/15	74,000	71,769
Wachovia Corp.
3.50%, 08/15/08	150,000	146,570
5.30%, 10/15/11	40,000	40,433
Wells Fargo & Co.
4.88%, 01/12/11	150,000	149,426

		860,653

BIOTECHNOLOGY – 0.18%
Amgen Inc.
4.00%, 11/18/09	38,000	37,050

		37,050

BUILDING MATERIALS – 0.19%
CRH America Inc.
5.30%, 10/15/13	38,000	37,560

		37,560

COSMETICS & PERSONAL CARE – 0.36%
Procter & Gamble Co.
3.50%, 12/15/08	74,000	72,206

		72,206

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 10.80%
American General Finance Corp.
5.38%, 10/01/12	$74,000	$74,427
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	74,000	75,705
CIT Group Inc.
7.75%, 04/02/12	112,000	124,332
Citigroup Inc.
6.00%, 02/21/12	222,000	231,135
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	100,000	97,922
Credit Suisse USA Inc.
5.38%, 03/02/16	56,000	56,497
Deutsche Telekom International Finance AG
8.00%, 06/15/10	38,000	41,314
General Electric Capital Corp.
4.13%, 09/01/09	222,000	217,873
5.00%, 01/08/16	38,000	37,490
General Electric Co.
5.00%, 02/01/13	74,000	73,623
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	150,000	146,831
Goldman Sachs Group LP
5.00%, 10/01/14	74,000	72,175
HSBC Finance Corp.
5.50%, 01/19/16	114,000	114,789
JPMorgan Chase & Co.
5.75%, 01/02/13	150,000	153,717
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	74,000	74,787
5.75%, 07/18/11	74,000	75,969
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	150,000	147,617
Morgan Stanley
6.75%, 04/15/11	126,000	133,616
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	38,000	41,613
Residential Capital Corp.
6.50%, 04/17/13	74,000	74,624

26	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
SLM Corp.
5.38%, 05/15/14	$74,000	$73,754
Toyota Motor Credit Corp.
4.25%, 03/15/10	38,000	37,179

		2,176,989

ELECTRIC – 1.66%
Constellation Energy Group Inc.
4.55%, 06/15/15	36,000	33,745
Dominion Resources Inc.
5.15%, 07/15/15	38,000	37,239
Duke Capital LLC
6.25%, 02/15/13	38,000	39,042
Exelon Corp.
4.90%, 06/15/15	38,000	36,496
Exelon Generation Co. LLC
5.35%, 01/15/14	38,000	37,462
Pacific Gas & Electric Co.
4.80%, 03/01/14	74,000	72,070
Progress Energy Inc.
7.10%, 03/01/11	74,000	79,148

		335,202

FOOD – 1.31%
Fred Meyer Inc.
7.45%, 03/01/08	74,000	75,530
Kraft Foods Inc.
4.00%, 10/01/08	112,000	110,095
Safeway Inc.
7.50%, 09/15/09	74,000	77,810

		263,435

FOREST PRODUCTS & PAPER – 0.20%
International Paper Co.
6.75%, 09/01/11	38,000	39,923

		39,923

HEALTH CARE - SERVICES – 0.37%
WellPoint Inc.
5.00%, 01/15/11	74,000	73,730

		73,730

HOME BUILDERS – 0.18%
Pulte Homes Inc.
5.25%, 01/15/14	38,000	37,142

		37,142

Security	Principal	Value
HOUSEHOLD PRODUCTS & WARES – 0.36%
Fortune Brands Inc.
5.13%, 01/15/11	$74,000	$73,183

		73,183

INSURANCE – 0.94%
Genworth Financial Inc.
6.15%, 11/15/66	38,000	38,411
Lincoln National Corp.
7.00%, 05/17/66	38,000	40,655
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	74,000	73,566
Metlife Inc.
5.00%, 06/15/15	38,000	37,365

		189,997

MACHINERY – 0.29%
Caterpillar Inc.
5.70%, 08/15/16	56,000	57,606

		57,606

MANUFACTURING – 0.39%
Tyco International Group SA
6.38%, 10/15/11	74,000	78,200

		78,200

MEDIA – 1.14%
AOL Time Warner Inc.
6.88%, 05/01/12	38,000	40,735
Cox Communications Inc.
4.63%, 01/15/10	38,000	37,477
News America Inc.
5.30%, 12/15/14	74,000	74,088
Walt Disney Co.
6.38%, 03/01/12	74,000	78,374

		230,674

MINING – 0.55%
BHP Finance (USA) Ltd.
4.80%, 04/15/13	74,000	72,651
Vale Overseas Ltd.
6.25%, 01/23/17	38,000	39,049

		111,700

MULTI-NATIONAL – 2.01%
European Investment Bank
4.63%, 05/15/14	222,000	220,176

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
Inter-American Development Bank
5.13%, 09/13/16	$74,000	$75,311
International Bank for Reconstruction & Development
4.13%, 08/12/09	112,000	110,500

		405,987

OFFICE & BUSINESS EQUIPMENT – 0.20%
Xerox Corp.
6.88%, 08/15/11	38,000	39,914

		39,914

OIL & GAS – 1.13%
Anadarko Petroleum Corp.
5.95%, 09/15/16	74,000	74,965
Conoco Funding Co.
6.35%, 10/15/11	74,000	77,937
Enterprise Products Operating LP
5.60%, 10/15/14	74,000	74,451

		227,353

PHARMACEUTICALS – 0.74%
Abbott Laboratories
5.38%, 05/15/09	74,000	74,598
Wyeth
5.50%, 02/01/14	74,000	75,187

		149,785

REAL ESTATE INVESTMENT TRUSTS – 0.19%
Simon Property Group LP
5.60%, 09/01/11	38,000	38,598

		38,598

RETAIL – 0.93%
Home Depot Inc.
5.40%, 03/01/16	38,000	37,469
Target Corp.
5.40%, 10/01/08	74,000	74,375
Wal-Mart Stores Inc.
4.55%, 05/01/13	38,000	36,923
6.88%, 08/10/09	38,000	39,711

		188,478

SAVINGS & LOANS – 0.36%
Washington Mutual Inc.
4.00%, 01/15/09	74,000	72,458

		72,458

Security	Principal	Value
SOFTWARE – 0.28%
Oracle Corp.
5.25%, 01/15/16	$56,000	$55,800

		55,800

TELECOMMUNICATIONS – 2.58%
AT&T Wireless Services Inc.
7.88%, 03/01/11	38,000	41,739
Cisco Systems Inc.
5.50%, 02/22/16	74,000	75,204
Embarq Corp.
7.08%, 06/01/16	56,000	57,878
France Telecom SA
7.75%, 03/01/11	38,000	41,598
SBC Communications Inc.
5.88%, 02/01/12	74,000	76,160
Sprint Capital Corp.
8.38%, 03/15/12	38,000	42,655
Telecom Italia Capital SA
4.00%, 01/15/10	74,000	71,418
Verizon Communications Inc.
5.55%, 02/15/16	74,000	74,673
Vodafone Group PLC
5.75%, 03/15/16	38,000	38,507

		519,832

TELEPHONE – 0.63%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	74,000	85,503
Telefonica Europe BV
7.75%, 09/15/10	38,000	41,052

		126,555

TEXTILES – 0.28%
Mohawk Industries Inc.
6.13%, 01/15/16	56,000	56,280

		56,280

TRANSPORTATION – 0.20%
CSX Corp.
6.75%, 03/15/11	38,000	40,016

		40,016

TOTAL CORPORATE BONDS & NOTES (Cost: $6,714,284)		6,748,837

28	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES[a] – 3.01%
Italy (Republic of)
6.00%, 02/22/11	$222,000	$230,612
Ontario (Province of)
5.50%, 10/01/08	150,000	151,236
Quebec (Province of)
5.00%, 03/01/16	74,000	73,735
United Mexican States
4.63%, 10/08/08	74,000	73,293
6.38%, 01/16/13	74,000	77,861

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $605,190)

		606,737

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 61.63%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 21.24%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13	680,000	668,753
4.63%, 02/21/08	1,600,000	1,592,452
Federal National Mortgage Association
5.00%, 04/15/15[b]	400,000	403,433
7.25%, 01/15/10	1,520,000	1,617,887

		4,282,525

U.S. GOVERNMENT OBLIGATIONS – 40.39%
U.S. Treasury Notes
4.50%, 02/15/09[b]	800,000	797,872
4.75%, 05/15/14[b]	1,120,000	1,134,649
4.88%, 07/31/11	1,560,000	1,582,495
4.88%, 08/15/16[b]	940,000	961,827
5.13%, 06/30/08[b]	1,800,000	1,808,154
6.00%, 08/15/09	1,800,000	1,858,050

		8,143,047

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $12,390,127)

		12,425,572

SHORT-TERM INVESTMENTS – 23.79%

CERTIFICATES OF DEPOSIT[c] – 1.08%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	50,005	50,005

Security	Principal	Value
Deutsche Bank AG
5.35%, 08/08/07	$83,342	$83,342
Washington Mutual Bank
5.33%, 03/19/07	83,342	83,342

		216,689

COMMERCIAL PAPER[c] – 5.16%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	31,707	31,493
BNP Paribas Finance Inc.
5.12%, 06/06/07	11,668	11,507
Bryant Park Funding LLC
5.27%, 03/06/07[d]	8,216	8,210
Cantabric Finance LLC
5.25%, 03/06/07[d]	26,669	26,650
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	25,003	24,823
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[d]	16,991	16,946
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	38,509	37,736
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	13,816	13,734
Five Finance Inc.
5.22%, 04/20/07[d]	15,335	15,224
General Electric Capital Corp.
5.12% - 5.20%,
06/04/07 - 07/17/07[d]	58,340	57,337
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	54,672	54,606
Grampian Funding LLC
5.14% - 5.23%,
04/23/07 - 06/06/07[d]	65,007	64,199
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	33,337	32,877
Irish Permanent Treasury PLC
5.18%, 07/10/07	16,668	16,354
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	41,671	41,598
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	42,120	41,403

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	$4,000	$3,997
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	75,207	74,492
Nationwide Building Society
5.21%, 04/13/07[d]	31,670	31,473
Nestle Capital Corp.
5.19%, 08/09/07	20,002	19,538
Sedna Finance Inc.
5.22%, 04/17/07[d]	19,002	18,873
Simba Funding Corp.
5.20%, 07/23/07[d]	33,337	32,643
Societe Generale
5.18%, 05/16/07	83,342	82,431
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[d]	126,999	126,876
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[d]	24,403	24,363
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[d]	17,501	17,488
Tulip Funding Corp.
5.29%, 03/15/07[d]	63,994	63,862
Westpac Banking Corp.
5.20%, 07/12/07[d]	30,003	29,427
Zela Finance Inc.
5.20%, 07/16/07[d]	20,002	19,606

		1,039,766

MEDIUM-TERM NOTES[c] – 0.48%
Bank of America N.A.
5.28%, 04/20/07	8,334	8,334
Cullinan Finance Corp.
5.71%, 06/28/07[d]	25,003	25,003
K2 USA LLC
5.39%, 06/04/07[d]	25,003	25,003
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	39,004	39,004

		97,344

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.96%
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares
5.26%[e,f]	194,284	$194,284

		194,284

REPURCHASE AGREEMENTS[c] – 3.15%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $66,684 (collateralized by non-U.S. Government debt securities, value $68,728, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$66,674	66,674
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $50,012 (collateralized by non-U.S. Government debt securities, value $55,049, 0.00% to 9.20%, 10/17/18 to 11/25/52).	50,005	50,005
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $3,334 (collateralized by non-U.S. Government debt securities, value $3,503, 5.43%, 3/15/08).	3,334	3,334
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $50,012 (collateralized by non-U.S. Government debt securities, value $53,882, 0.00% to 10.00%, 5/27/33 to 8/25/46).	50,005	50,005
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $66,684 (collateralized by non-U.S. Government debt securities, value $70,063, 4.91% to 6.31%, 10/25/33 to 8/25/46).	66,674	66,674

30	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $36,677 (collateralized by non-U.S. Government debt securities, value $39,517, 0.00% to 10.00%, 5/27/33 to 8/25/46).	$36,671	$36,671
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $20,005 (collateralized by non-U.S. Government debt securities, value $22,283, 0.00% to 10.00%, 5/27/33 to 2/28/37).	20,002	20,002
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $12,372 (collateralized by non-U.S. Government debt securities, value $12,999, 4.52% to 6.89%, 1/15/09 to 10/25/36).	12,370	12,370
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $140,036 (collateralized by non-U.S. Government debt securities, value $154,380, 0.00% to 10.00%, 4/1/07 to 12/31/49).	140,015	140,015
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $16,670 (collateralized by non-U.S. Government debt securities, value $17,517, 3.72% to 5.99%, 12/15/36 to 6/1/46).	16,668	16,668
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $8,335 (collateralized by non-U.S. Government debt securities, value $8,759, 6.25% to 9.56%, 5/15/11 to 2/1/30).	8,334	8,334

Security	Principal	Value
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $33,342 (collateralized by non-U.S. Government debt securities, value $35,032, 1.63% to 14.50%, 5/1/07 to 9/18/37).	$33,337	$33,337
Morgan Stanley 5.36%, due 3/1/07, maturity value $33,342 (collateralized by non-U.S. Government debt securities, value $35,039, 0.00% to 10.00%, 3/1/07 to 2/28/37).	33,337	33,337
Morgan Stanley 5.51%, due 2/4/08, maturity value $24,529 (collateralized by non-U.S. Government debt securities, value $27,674, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]	23,336	23,336
Wachovia Capital 5.38%, due 3/1/07, maturity value $73,352 (collateralized by non-U.S. Government debt securities, value $77,069, 0.00% to 8.32%, 2/15/08 to 3/15/49).	73,341	73,341

		634,103

TIME DEPOSITS[c] – 0.95%
Bank of Nova Scotia
5.30%, 03/02/07	13,980	13,980
Chase Bank USA N.A.
5.38%, 03/01/07	50,005	50,005
Citibank N.A.
5.47%, 03/01/07	50,005	50,005
Deutsche Bank AG
5.38%, 03/01/07	78,299	78,299

		192,289

VARIABLE & FLOATING RATE NOTES[c] – 12.01%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[d]	85,340	85,349

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
American Express Centurion Bank
5.41%, 07/19/07	$36,671	$36,687
American Express Credit Corp.
5.42%, 03/05/08	10,001	10,006
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	1,519	1,519
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[d]	25,003	25,003
ASIF Global Financing
5.40%, 05/03/07[d]	3,334	3,334
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[d]	21,669	21,669
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	48,338	48,340
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	85,009	85,010
BMW US Capital LLC
5.32%, 01/15/08[d]	33,337	33,337
BNP Paribas
5.33%, 11/19/07[d]	61,673	61,673
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[d]	32,003	32,000
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	24,336	24,336
CC USA Inc.
5.36%, 07/30/07[d]	16,668	16,669
Commodore CDO Ltd.
5.44%, 12/12/07[d]	8,334	8,334
Credit Agricole SA
5.33%, 11/23/07	33,337	33,337
Credit Suisse First Boston NY
5.36%, 04/24/07	16,668	16,669
Cullinan Finance Corp.
5.36%, 04/25/07[d]	8,334	8,334
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	2,557	2,557

Security	Principal	Value
DEPFA Bank PLC
5.40%, 12/14/07[d]	$33,337	$33,337
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	38,337	38,339
Eli Lilly Services Inc.
5.31%, 03/01/07[d]	22,252	22,252
Fifth Third Bancorp
5.32%, 02/22/08[d]	66,674	66,674
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	21,669	21,668
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[d]	35,004	35,007
Granite Master Issuer PLC
5.29%, 08/20/07[d]	116,679	116,679
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[d]	43,338	43,338
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	50,005	50,009
HBOS Treasury Services PLC
5.46%, 01/24/08[d]	33,337	33,337
Holmes Financing PLC
5.29%, 07/16/07[d]	58,340	58,340
JP Morgan Securities Inc.
5.40%, 11/16/07	66,674	66,674
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[g]	91,676	91,677
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	25,003	25,002
Kestrel Funding LLC
5.30%, 07/11/07[d]	13,335	13,334
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	20,002	20,002
Leafs LLC
5.32%, 01/22/08[d]	32,299	32,299

32	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	$36,671	$36,670
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	11,753	11,753
Marshall & Ilsley Bank
5.32%, 02/15/08	18,335	18,335
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	60,331	60,331
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	36,671	36,671
Metropolitan Life Global Funding I
5.33%, 03/06/08[d]	50,005	50,005
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	3,334	3,334
Mound Financing PLC
5.29%, 05/08/07[d]	31,337	31,337
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	53,339	53,339
National City Bank of Indiana
5.34%, 05/21/07	16,668	16,669
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[d]	110,012	110,024
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	33,420	33,416
Northern Rock PLC
5.38%, 02/01/08[d]	40,004	40,005
Northlake CDO I
5.42%, 09/06/07[d]	10,001	10,001
Pricoa Global Funding I
5.31%, 02/27/08[d]	45,005	45,005
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	48,338	48,338
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	33,337	33,337
Strips III LLC
5.37%, 07/24/07[d]	6,783	6,783
SunTrust Bank
5.29%, 05/01/07	33,337	33,337

Security	Principal	Value
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	$81,342	$81,341
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	55,006	55,006
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[d]	37,631	37,631
Wachovia Bank N.A.
5.36%, 05/22/07	66,674	66,674
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	25,003	25,009
Wells Fargo & Co.
5.33%, 11/15/07[d]	16,668	16,669
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	25,003	25,002
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	100,011	100,001
Wind Master Trust
5.31%, 07/25/07[d]	13,335	13,335

		2,421,489

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,795,964)		4,795,964

TOTAL INVESTMENTS IN SECURITIES – 121.90% (Cost: $24,505,565)		24,577,110

Other Assets, Less Liabilities – (21.90)%		(4,415,774)

NET ASSETS – 100.00%		$20,161,336

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 35.63%

AEROSPACE & DEFENSE – 0.40%
Raytheon Co.
6.15%, 11/01/08	$80,000	$81,269

		81,269

AUTO MANUFACTURERS – 0.41%
DaimlerChrysler N.A. Holding Corp.
6.50%, 11/15/13	80,000	83,971

		83,971

BANKS – 4.44%
BAC Capital Trust XI
6.63%, 05/23/36	40,000	43,617
Bank of America Corp.
4.50%, 08/01/10	158,000	155,719
4.88%, 01/15/13	40,000	39,446
KfW Bankengruppe
4.25%, 06/15/10	40,000	39,390
5.13%, 03/14/16	120,000	122,038
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	40,000	40,303
National City Corp.
6.88%, 05/15/19	40,000	44,650
US Bank N.A.
4.80%, 04/15/15	80,000	77,588
Wachovia Corp.
3.50%, 08/15/08	120,000	117,256
5.30%, 10/15/11	60,000	60,649
Wells Fargo & Co.
4.88%, 01/12/11	158,000	157,396

		898,052

BEVERAGES – 0.46%
Pepsi Bottling Group Inc.
7.00%, 03/01/29	80,000	92,873

		92,873

BIOTECHNOLOGY – 0.10%
Amgen Inc.
4.00%, 11/18/09	20,000	19,500

		19,500

Security	Principal	Value
BUILDING MATERIALS – 0.19%
CRH America Inc.
5.30%, 10/15/13	$40,000	$39,537

		39,537

CHEMICALS – 0.40%
Dow Chemical Co. (The)
6.00%, 10/01/12	80,000	81,883

		81,883

COMPUTERS – 0.28%
International Business Machines Corp.
3.80%, 02/01/08	58,000	57,331

		57,331

COSMETICS & PERSONAL CARE – 0.19%
Procter & Gamble Co.
3.50%, 12/15/08	40,000	39,030

		39,030

DIVERSIFIED FINANCIAL SERVICES – 9.95%
American General Finance Corp.
5.38%, 10/01/12	80,000	80,462
Associates Corp. N.A.
6.95%, 11/01/18	60,000	67,800
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	40,000	40,922
CIT Group Inc.
7.75%, 04/02/12	80,000	88,809
Citigroup Inc.
4.13%, 02/22/10	80,000	78,098
6.00%, 10/31/33	80,000	83,300
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	74,000	72,462
Credit Suisse USA Inc.
5.38%, 03/02/16	44,000	44,391
Deutsche Telekom International Finance AG
8.00%, 06/15/10	50,000	54,360
General Electric Capital Corp.
4.13%, 09/01/09	120,000	117,769
6.75%, 03/15/32	40,000	46,472
General Electric Co.
5.00%, 02/01/13	80,000	79,593

34	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	$158,000	$154,662
6.35%, 02/15/34	40,000	41,090
Goldman Sachs Group LP
5.00%, 10/01/14	58,000	56,569
HSBC Finance Corp.
5.50%, 01/19/16	100,000	100,692
JP Morgan Chase Capital XV
5.88%, 03/15/35	40,000	39,556
JPMorgan Chase & Co.
5.75%, 01/02/13	60,000	61,487
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	46,000	45,282
5.50%, 04/04/16	58,000	58,617
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	78,000	76,761
6.05%, 05/16/16	60,000	62,003
6.11%, 01/29/37	80,000	79,704
Morgan Stanley
5.75%, 10/18/16	80,000	81,355
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	58,000	63,514
Residential Capital Corp.
6.50%, 04/17/13	58,000	58,489
SLM Corp.
5.38%, 05/15/14	40,000	39,867
Toyota Motor Credit Corp.
4.25%, 03/15/10	58,000	56,748
Unilever Capital Corp.
5.90%, 11/15/32	80,000	81,847

		2,012,681

ELECTRIC – 2.41%
Constellation Energy Group Inc.
4.55%, 06/15/15	30,000	28,121
Dominion Resources Inc.
5.15%, 07/15/15	58,000	56,839
Duke Capital LLC
6.25%, 02/15/13	58,000	59,590
Exelon Corp.
4.90%, 06/15/15	32,000	30,733

Security	Principal	Value
Exelon Generation Co. LLC
5.35%, 01/15/14	$30,000	$29,575
FirstEnergy Corp.
7.38%, 11/15/31	80,000	93,301
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	40,000	41,318
Pacific Gas & Electric Co.
4.80%, 03/01/14	58,000	56,488
Progress Energy Inc.
7.10%, 03/01/11	58,000	62,035
Southern California Edison Co.
6.00%, 01/15/34	28,000	29,318

		487,318

FOOD – 0.88%
Fred Meyer Inc.
7.45%, 03/01/08	58,000	59,199
Kraft Foods Inc.
4.00%, 10/01/08	58,000	57,014
Safeway Inc.
7.50%, 09/15/09	58,000	60,986

		177,199

FOREST PRODUCTS & PAPER – 0.38%
International Paper Co.
6.75%, 09/01/11	32,000	33,619
Weyerhaeuser Co.
7.38%, 03/15/32	40,000	43,581

		77,200

HEALTH CARE – SERVICES – 0.31%
WellPoint Inc.
5.00%, 01/15/11	64,000	63,766

		63,766

HOME BUILDERS – 0.19%
Pulte Homes Inc.
5.25%, 01/15/14	40,000	39,096

		39,096

HOUSEHOLD PRODUCTS & WARES – 0.10%
Fortune Brands Inc.
5.13%, 01/15/11	20,000	19,779

		19,779

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
INSURANCE – 1.56%
Allstate Corp. (The)
5.55%, 05/09/35	$80,000	$78,466
Genworth Financial Inc.
6.15%, 11/15/66	20,000	20,216
Lincoln National Corp.
7.00%, 05/17/66	20,000	21,397
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	40,000	39,765
Metlife Inc.
5.00%, 06/15/15	158,000	155,361

		315,205

MACHINERY – 0.41%
Caterpillar Inc.
5.70%, 08/15/16	80,000	82,294

		82,294

MANUFACTURING – 0.30%
Tyco International Group SA
6.38%, 10/15/11	58,000	61,292

		61,292

MEDIA – 1.57%
AOL Time Warner Inc.
6.88%, 05/01/12	32,000	34,304
Comcast Corp.
6.45%, 03/15/37	40,000	41,596
Cox Communications Inc.
4.63%, 01/15/10	32,000	31,560
News America Inc.
5.30%, 12/15/14	58,000	58,069
Time Warner Inc.
7.70%, 05/01/32	40,000	46,810
Viacom Inc.
7.88%, 07/30/30	40,000	44,411
Walt Disney Co.
6.38%, 03/01/12	58,000	61,429

		318,179

MINING – 0.49%
BHP Finance (USA) Ltd.
4.80%, 04/15/13	58,000	56,942
Vale Overseas Ltd.
6.88%, 11/21/36	40,000	42,167

		99,109

Security	Principal	Value
MULTI-NATIONAL – 1.47%
European Investment Bank
4.63%, 05/15/14	$120,000	$119,014
Inter-American Development Bank
5.13%, 09/13/16	60,000	61,063
International Bank for Reconstruction & Development
4.13%, 08/12/09	120,000	118,393

		298,470

OFFICE & BUSINESS EQUIPMENT – 0.21%
Xerox Corp.
6.88%, 08/15/11	40,000	42,015

		42,015

OIL & GAS – 1.85%
Anadarko Petroleum Corp.
5.95%, 09/15/16	40,000	40,522
ConocoPhillips Holding Co.
6.95%, 04/15/29	80,000	92,848
Devon Energy Corp.
7.95%, 04/15/32	80,000	99,052
Enterprise Products Operating LP
5.60%, 10/15/14	44,000	44,268
Pemex Project Funding MasterTrust
8.63%, 02/01/22	40,000	50,263
Valero Energy Corp.
7.50%, 04/15/32	40,000	46,994

		373,947

PHARMACEUTICALS – 0.49%
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	40,000	39,642
Wyeth
5.50%, 02/01/14	58,000	58,930

		98,572

PIPELINES – 0.41%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	41,142
6.75%, 03/15/11	40,000	42,004

		83,146

RETAIL – 0.84%
Federated Retail Holdings Inc.
5.90%, 12/01/16	40,000	40,828

36	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
Home Depot Inc.
5.40%, 03/01/16	$40,000	$39,441
Target Corp.
5.40%, 10/01/08	58,000	58,294
Wal-Mart Stores Inc.
4.55%, 05/01/13	32,000	31,093

		169,656

SAVINGS & LOANS – 0.39%
Washington Mutual Inc.
4.00%, 01/15/09	80,000	78,333

		78,333

SOFTWARE – 0.20%
Oracle Corp.
5.25%, 01/15/16	40,000	39,857

		39,857

TELECOMMUNICATIONS – 3.15%
AT&T Wireless Services Inc.
7.88%, 03/01/11	80,000	87,871
BellSouth Corp.
6.00%, 11/15/34	40,000	39,746
Cisco Systems Inc.
5.50%, 02/22/16	20,000	20,325
Embarq Corp.
7.08%, 06/01/16	80,000	82,683
France Telecom SA
8.50%, 03/01/31	40,000	53,664
SBC Communications Inc.
5.88%, 02/01/12	80,000	82,336
Sprint Capital Corp.
6.88%, 11/15/28	58,000	59,368
Telecom Italia Capital SA
4.00%, 01/15/10	80,000	77,208
Verizon Communications Inc.
5.55%, 02/15/16	40,000	40,364
Verizon Global Funding Corp.
7.25%, 12/01/10	58,000	62,174
Vodafone Group PLC
5.75%, 03/15/16	32,000	32,427

		638,166

TELEPHONE – 0.58%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	58,000	67,016

Security	Principal	Value
Telefonica Europe BV
8.25%, 09/15/30	$40,000	$49,409

		116,425

TEXTILES – 0.20%
Mohawk Industries Inc.
6.13%, 01/15/16	40,000	40,200

		40,200

TRANSPORTATION – 0.42%
CSX Corp.
6.75%, 03/15/11	80,000	84,245

		84,245

TOTAL CORPORATE BONDS & NOTES (Cost: $7,159,778)		7,209,596

FOREIGN GOVERNMENT BONDS & NOTES[a] – 3.17%
Italy (Republic of)
6.00%, 02/22/11	200,000	207,758
Ontario (Province of)
5.50%, 10/01/08	158,000	159,301
Quebec (Province of)
5.00%, 03/01/16	40,000	39,857
7.50%, 09/15/29	40,000	51,769
United Mexican States
4.63%, 10/08/08	76,000	75,274
6.38%, 01/16/13	58,000	61,026
7.50%, 04/08/33	40,000	47,565

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $641,041)		642,550

MUNICIPAL DEBT OBLIGATIONS – 0.39%

ILLINOIS – 0.39%
Illinois State
5.10%, 06/01/33	80,000	78,422

		78,422

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $77,287)		78,422

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 59.15%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 19.68%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13	$200,000	$196,692
4.63%, 02/21/08	1,200,000	1,194,339
6.25%, 07/15/32	200,000	232,874
Federal National Mortgage Association
5.00%, 04/15/15[b]	480,000	484,119
7.25%, 01/15/10	1,760,000	1,873,343

		3,981,367

U.S. GOVERNMENT OBLIGATIONS – 39.47%
U.S. Treasury Bonds
7.63%, 02/15/25	800,000	1,072,672
8.13%, 08/15/19	400,000	528,276
U.S. Treasury Notes
4.63%, 12/31/11	544,000	546,443
4.63%, 11/15/16	1,060,000	1,064,717
4.75%, 05/15/14[b]	800,000	810,464
5.13%, 06/30/08[b]	1,480,000	1,486,705
6.00%, 08/15/09	2,400,000	2,477,400

		7,986,677

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $11,914,125)		11,968,044

SHORT-TERM INVESTMENTS – 20.44%

CERTIFICATES OF DEPOSIT[c] – 0.92%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	42,897	42,897
Deutsche Bank AG
5.35%, 08/08/07	71,496	71,496
Washington Mutual Bank
5.33%, 03/19/07	71,496	71,496

		185,889

COMMERCIAL PAPER[c] – 4.41%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	27,200	27,020

Security	Principal	Value
BNP Paribas Finance Inc.
5.12%, 06/06/07	$10,009	$9,871
Bryant Park Funding LLC
5.27%, 03/06/07[d]	7,048	7,043
Cantabric Finance LLC
5.25%, 03/06/07[d]	22,879	22,862
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	21,449	21,295
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[d]	14,576	14,537
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	33,035	32,372
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	11,852	11,782
Five Finance Inc.
5.22%, 04/20/07[d]	13,155	13,060
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	50,047	49,187
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	46,901	46,844
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	55,767	55,074
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	28,598	28,204
Irish Permanent Treasury PLC
5.18%, 07/10/07	14,299	14,030
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	35,748	35,685
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	36,133	35,518
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	3,432	3,429
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	64,517	63,904
Nationwide Building Society
5.21%, 04/13/07[d]	27,168	26,999

38	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Shares or Principal	Value
Nestle Capital Corp.
5.19%, 08/09/07	$17,159	$16,761
Sedna Finance Inc.
5.22%, 04/17/07[d]	16,301	16,190
Simba Funding Corp.
5.20%, 07/23/07[d]	28,598	28,003
Societe Generale
5.18%, 05/16/07	71,496	70,714
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[d]	108,947	108,841
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[d]	20,934	20,900
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[d]	15,014	15,002
Tulip Funding Corp.
5.29%, 03/15/07[d]	54,898	54,785
Westpac Banking Corp.
5.20%, 07/12/07[d]	25,738	25,244
Zela Finance Inc.
5.20%, 07/16/07[d]	17,159	16,819

		891,975

MEDIUM-TERM NOTES[c] – 0.41%
Bank of America N.A.
5.28%, 04/20/07	7,150	7,150
Cullinan Finance Corp.
5.71%, 06/28/07[d]	21,449	21,449
K2 USA LLC
5.39%, 06/04/07[d]	21,449	21,449
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	33,460	33,460

		83,508

MONEY MARKET FUNDS – 0.93%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.26%[e,f]	187,638	187,638

		187,638

Security	Principal	Value
REPURCHASE AGREEMENTS[c] – 2.69%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $57,206 (collateralized by non-U.S. Government debt securities, value $58,959, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$57,197	$57,197
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $42,903 (collateralized by non-U.S. Government debt securities, value $47,224, 0.00% to 9.20%, 10/17/18 to 11/25/52).	42,897	42,897
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $2,860 (collateralized by non-U.S. Government debt securities, value $3,005, 5.43%, 3/15/08).	2,860	2,860
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $42,903 (collateralized by non-U.S. Government debt securities, value $46,223, 0.00% to 10.00%, 5/27/33 to 8/25/46).	42,897	42,897
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $57,206 (collateralized by non-U.S. Government debt securities, value $60,104, 4.91% to 6.31%, 10/25/33 to 8/25/46).	57,197	57,197
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $31,463 (collateralized by non-U.S. Government debt securities, value $33,900, 0.00% to 10.00%, 5/27/33 to 8/25/46).	31,458	31,458

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $17,162 (collateralized by non-U.S. Government debt securities, value $19,116, 0.00% to 10.00%, 5/27/33 to 2/28/37).
	$17,159	$17,159
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $10,614 (collateralized by non-U.S. Government debt securities, value $11,151, 4.52% to 6.89%, 1/15/09 to 10/25/36).
	10,612	10,612
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $120,131 (collateralized by non-U.S. Government debt securities, value $132,436, 0.00% to 10.00%, 4/1/07 to 12/31/49).
	120,113	120,113
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $14,301 (collateralized by non-U.S. Government debt securities, value $15,027, 3.72% to 5.99%, 12/15/36 to 6/1/46).
	14,299	14,299
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $7,151 (collateralized by non-U.S. Government debt securities, value $7,514, 6.25% to 9.56%, 5/15/11 to 2/1/30).
	7,150	7,150
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $28,602 (collateralized by non-U.S. Government debt securities, value $30,052, 1.63% to 14.50%, 5/1/07 to 9/18/37).
	28,598	28,598

Security	Principal	Value
Morgan Stanley 5.36%, due 3/1/07, maturity value $28,602 (collateralized by non-U.S. Government debt securities, value $30,059, 0.00% to 10.00%, 3/1/07 to 2/28/37).
	$28,598	$28,598
Morgan Stanley 5.51%, due 2/4/08, maturity value $21,042 (collateralized by non-U.S. Government debt securities, value $23,741, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]
	20,019	20,019
Wachovia Capital 5.38%, due 3/1/07, maturity value $62,925 (collateralized by non-U.S. Government debt securities, value $66,114, 0.00% to 8.32%, 2/15/08 to 3/15/49).
	62,916	62,916

		543,970

TIME DEPOSITS[c] – 0.81%
Bank of Nova Scotia
5.30%, 03/02/07	11,993	11,993
Chase Bank USA N.A.
5.38%, 03/01/07	42,897	42,897
Citibank N.A.
5.47%, 03/01/07	42,897	42,897
Deutsche Bank AG
5.38%, 03/01/07	67,169	67,169

		164,956

VARIABLE & FLOATING RATE NOTES[c] – 10.27%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[d]	73,212	73,219
American Express Centurion Bank
5.41%, 07/19/07	31,458	31,472
American Express Credit Corp.
5.42%, 03/05/08	8,579	8,584

40	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	$1,303	$1,303
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[d]	21,449	21,449
ASIF Global Financing
5.40%, 05/03/07[d]	2,860	2,860
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[d]	18,589	18,589
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	41,468	41,469
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	72,926	72,927
BMW US Capital LLC
5.32%, 01/15/08[d]	28,598	28,598
BNP Paribas
5.33%, 11/19/07[d]	52,907	52,907
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[d]	27,454	27,452
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	20,877	20,877
CC USA Inc.
5.36%, 07/30/07[d]	14,299	14,300
Commodore CDO Ltd.
5.44%, 12/12/07[d]	7,150	7,150
Credit Agricole SA
5.33%, 11/23/07	28,598	28,598
Credit Suisse First Boston NY
5.36%, 04/24/07	14,299	14,299
Cullinan Finance Corp.
5.36%, 04/25/07[d]	7,150	7,150
DaimlerChrysler Auto Trust
Series 2006-C Class A1
5.33%, 10/08/07[d]	2,194	2,194
DEPFA Bank PLC
5.40%, 12/14/07[d]	28,598	28,598

Security	Principal	Value
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	$32,888	$32,889
Eli Lilly Services Inc.
5.31%, 03/01/07[d]	19,089	19,089
Fifth Third Bancorp
5.32%, 02/22/08[d]	57,197	57,197
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	18,589	18,588
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[d]	30,028	30,031
Granite Master Issuer PLC
5.29%, 08/20/07[d]	100,094	100,094
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[d]	37,178	37,178
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	42,897	42,900
HBOS Treasury Services PLC
5.46%, 01/24/08[d]	28,598	28,598
Holmes Financing PLC
5.29%, 07/16/07[d]	50,047	50,047
JP Morgan Securities Inc.
5.40%, 11/16/07	57,197	57,197
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[g]	78,645	78,646
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	21,449	21,448
Kestrel Funding LLC
5.30%, 07/11/07[d]	11,439	11,439
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	17,159	17,159
Leafs LLC
5.32%, 01/22/08[d]	27,708	27,708
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	31,458	31,458

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 28, 2007

Security	Principal	Value
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	$10,082	$10,082
Marshall & Ilsley Bank
5.32%, 02/15/08	15,729	15,729
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	51,755	51,755
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	31,458	31,458
Metropolitan Life Global Funding I
5.33%, 03/06/08[d]	42,897	42,897
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	2,860	2,860
Mound Financing PLC
5.29%, 05/08/07[d]	26,882	26,882
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	45,757	45,757
National City Bank of Indiana
5.34%, 05/21/07	14,299	14,299
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[d]	94,374	94,385
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	28,670	28,666
Northern Rock PLC
5.38%, 02/01/08[d]	34,318	34,319
Northlake CDO I
5.42%, 09/06/07[d]	8,579	8,579
Pricoa Global Funding I
5.31%, 02/27/08[d]	38,608	38,608
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	41,468	41,467
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	28,598	28,598
Strips III LLC
5.37%, 07/24/07[d]	5,819	5,819
SunTrust Bank
5.29%, 05/01/07	28,598	28,599

Security	Principal	Value
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	$69,780	$69,777
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	47,187	47,187
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[d]	32,282	32,283
Wachovia Bank N.A.
5.36%, 05/22/07	57,197	57,197
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	21,449	21,454
Wells Fargo & Co.
5.33%, 11/15/07[d]	14,299	14,300
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	21,449	21,449
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	85,795	85,787
Wind Master Trust
5.31%, 07/25/07[d]	11,439	11,439

		2,077,293

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,135,229)		4,135,229

TOTAL INVESTMENTS IN SECURITIES – 118.78% (Cost: $23,927,460)		24,033,841

Other Assets, Less Liabilities – (18.78)%		(3,800,642)

NET ASSETS – 100.00%		$20,233,199

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

42	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 26.43%

AEROSPACE & DEFENSE – 0.24%
United Technologies Corp.
4.38%, 05/01/10	$13,425,000	$13,164,212

		13,164,212

AUTO MANUFACTURERS – 0.76%
DaimlerChrysler N.A. Holding Corp.
3.88%, 07/22/08	13,425,000	13,185,120
4.05%, 06/04/08	13,425,000	13,238,464
7.30%, 01/15/12	13,425,000	14,495,877

		40,919,461

BANKS – 3.44%
Bank of America Corp.
4.50%, 08/01/10	26,850,000	26,462,411
4.88%, 01/15/13	13,425,000	13,239,199
Bank One Corp.
2.63%, 06/30/08	26,850,000	26,004,624
Capital One Financial Corp.
6.15%, 09/01/16	13,425,000	13,863,528
KfW Bankengruppe
4.25%, 06/15/10	26,850,000	26,440,543
US Bank N.A.
4.95%, 10/30/14	13,425,000	13,180,940
Wachovia Corp.
3.50%, 08/15/08	13,425,000	13,117,980
5.25%, 08/01/14	26,850,000	26,767,366
Wells Fargo & Co.
4.88%, 01/12/11	13,425,000	13,373,666
5.00%, 11/15/14	13,425,000	13,213,526

		185,663,783

BEVERAGES – 0.25%
Diageo Finance BV
5.30%, 10/28/15	13,425,000	13,359,638

		13,359,638

COMPUTERS – 0.24%
International Business Machines Corp.
4.25%, 09/15/09	13,425,000	13,189,218

		13,189,218

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 10.52%
American Express Co.
4.88%, 07/15/13	$26,850,000	$26,451,701
American General Finance Corp.
5.38%, 10/01/12	26,850,000	27,005,043
Ameriprise Financial Inc.
5.35%, 11/15/10	13,425,000	13,547,966
Bear Stearns Companies Inc. (The)
2.88%, 07/02/08	13,425,000	13,034,997
Boeing Capital Corp.
5.80%, 01/15/13	13,425,000	13,916,509
CIT Group Funding Company of Canada
4.65%, 07/01/10	26,850,000	26,400,845
Citigroup Inc.
6.00%, 02/21/12[a]	45,645,000	47,523,211
Countrywide Home Loans Inc.
3.25%, 05/21/08	13,425,000	13,113,561
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32	13,425,000	16,103,498
General Electric Capital Corp.
3.50%, 05/01/08	13,425,000	13,187,037
5.88%, 02/15/12	13,425,000	13,908,833
6.75%, 03/15/32	13,425,000	15,596,993
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	26,850,000	26,282,666
Goldman Sachs Group LP
5.00%, 10/01/14	26,850,000	26,187,739
Household Finance Corp.
6.38%, 11/27/12	26,850,000	28,390,917
HSBC Finance Corp.
5.50%, 01/19/16	13,425,000	13,517,923
International Lease Finance Corp.
5.75%, 06/15/11	13,425,000	13,728,555
John Deere Capital Corp.
7.00%, 03/15/12	13,425,000	14,524,910
JPMorgan Chase & Co.
5.75%, 01/02/13	13,425,000	13,757,633

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2007

Security	Principal	Value
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	$13,425,000	$13,215,388
5.50%, 04/04/16	13,425,000	13,567,819
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	13,425,000	13,211,745
5.00%, 01/15/15	26,850,000	26,251,060
Morgan Stanley
5.05%, 01/21/11	13,425,000	13,418,031
5.30%, 03/01/13	26,850,000	26,877,388
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	13,425,000	14,701,345
Residential Capital Corp.
6.38%, 06/30/10	13,425,000	13,503,539
SLM Corp.
5.38%, 05/15/14	26,850,000	26,760,653
Unilever Capital Corp.
5.90%, 11/15/32	13,425,000	13,734,878
Verizon Global Funding Corp.
7.75%, 12/01/30	13,425,000	16,074,420

		567,496,803

ELECTRIC – 1.42%
Constellation Energy Group Inc.
4.55%, 06/15/15	8,055,000	7,550,486
Dominion Resources Inc.
5.15%, 07/15/15	13,425,000	13,156,295
Duke Capital LLC
6.25%, 02/15/13	13,425,000	13,793,054
Exelon Generation Co. LLC
5.35%, 01/15/14	5,370,000	5,293,926
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	8,055,000	8,320,332
Pacific Gas & Electric Co.
6.05%, 03/01/34	13,425,000	13,867,710
Progress Energy Inc.
7.10%, 03/01/11	13,425,000	14,358,876

		76,340,679

FOOD – 0.25%
Kraft Foods Inc.
4.00%, 10/01/08	13,425,000	13,196,695

		13,196,695

Security	Principal	Value
FOREST PRODUCTS & PAPER – 0.27%
Weyerhaeuser Co.
7.38%, 03/15/32	$13,425,000	$14,626,790

		14,626,790

HEALTH CARE – SERVICES – 0.24%
UnitedHealth Group Inc.
4.88%, 03/15/15	13,425,000	13,089,443

		13,089,443

HOME BUILDERS – 0.15%
Pulte Homes Inc.
5.25%, 01/15/14	8,055,000	7,873,056

		7,873,056

INSURANCE – 1.26%
Allstate Corp. (The)
5.55%, 05/09/35	13,425,000	13,167,616
Genworth Financial Inc.
5.75%, 06/15/14	13,425,000	13,867,073
Lincoln National Corp.
7.00%, 05/17/66	13,425,000	14,362,867
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	13,425,000	13,487,556
Metlife Inc.
5.00%, 06/15/15	13,425,000	13,200,754

		68,085,866

MANUFACTURING – 0.14%
Tyco International Group SA
6.38%, 10/15/11	6,981,000	7,377,216

		7,377,216

MEDIA – 0.67%
News America Inc.
6.20%, 12/15/34	13,425,000	13,536,257
Time Warner Inc.
7.70%, 05/01/32	13,425,000	15,710,738
Viacom Inc.
6.25%, 04/30/16	6,981,000	7,116,760

		36,363,755

MINING – 0.36%
Alcoa Inc.
6.00%, 01/15/12	13,425,000	13,896,638
Vale Overseas Ltd.
6.88%, 11/21/36	5,370,000	5,660,893

		19,557,531

44	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2007

Security	Principal	Value
MULTI-NATIONAL – 0.84%
European Investment Bank
4.63%, 05/15/14	$26,850,000	$26,629,398
Inter-American Development Bank
4.38%, 09/20/12	5,370,000	5,294,893
International Bank for Reconstruction & Development
4.13%, 08/12/09[a]	13,425,000	13,245,265

		45,169,556

OIL & GAS – 1.02%
Anadarko Petroleum Corp.
5.95%, 09/15/16	13,425,000	13,600,050
ConocoPhillips
5.90%, 10/15/32	13,425,000	13,918,860
Enterprise Products Operating LP
5.60%, 10/15/14	13,425,000	13,506,781
Hess Corp.
6.65%, 08/15/11	13,425,000	14,188,109

		55,213,800

PHARMACEUTICALS – 0.60%
AmerisourceBergen Corp.
5.88%, 09/15/15	13,425,000	13,357,985
Bristol-Myers Squibb Co.
5.88%, 11/15/36	13,425,000	13,764,901
Wyeth
5.50%, 02/01/14	5,370,000	5,456,117

		32,579,003

REAL ESTATE INVESTMENT TRUSTS – 0.41%
Boston Properties LP
6.25%, 01/15/13	13,425,000	14,012,303
iStar Financial Inc.
5.88%, 03/15/16	8,055,000	8,057,580

		22,069,883

RETAIL – 0.49%
Home Depot Inc.
5.40%, 03/01/16	13,425,000	13,237,253
Wal-Mart Stores Inc.
4.55%, 05/01/13	13,425,000	13,044,591

		26,281,844

Security	Principal	Value
SAVINGS & LOANS – 0.24%
Washington Mutual Inc.
4.00%, 01/15/09	$13,425,000	$13,145,205

		13,145,205

SOFTWARE – 0.25%
Oracle Corp.
5.25%, 01/15/16	13,425,000	13,377,154

		13,377,154

TELECOMMUNICATIONS – 1.83%
AT&T Wireless Services Inc.
7.88%, 03/01/11	19,869,000	21,823,932
BellSouth Corp.
6.00%, 11/15/34	13,425,000	13,339,894
Embarq Corp.
7.08%, 06/01/16	13,425,000	13,875,212
SBC Communications Inc.
5.88%, 02/01/12	13,425,000	13,816,947
Sprint Capital Corp.
8.38%, 03/15/12	13,425,000	15,069,725
Telecom Italia Capital SA
4.00%, 01/15/10	13,425,000	12,956,543
Vodafone Group PLC
5.63%, 02/27/17	8,055,000	8,064,113

		98,946,366

TELEPHONE – 0.29%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	13,425,000	15,511,791

		15,511,791

TRANSPORTATION – 0.25%
CSX Corp.
6.00%, 10/01/36	13,425,000	13,541,978

		13,541,978

TOTAL CORPORATE BONDS & NOTES (Cost: $1,420,751,913)		1,426,140,726

FOREIGN GOVERNMENT BONDS & NOTES[b] – 2.10%
Italy (Republic of)
5.25%, 09/20/16	13,425,000	13,656,696
6.00%, 02/22/11	13,425,000	13,945,784

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2007

Security	Principal	Value
Ontario (Province of)
5.50%, 10/01/08	$13,425,000	$13,535,577
Quebec (Province of)
7.50%, 09/15/29	13,425,000	17,374,786
United Mexican States
4.63%, 10/08/08	13,425,000	13,296,791
5.63%, 01/15/17	13,425,000	13,462,187
6.38%, 01/16/13	26,850,000	28,250,765

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $112,588,289)		113,522,586

MUNICIPAL DEBT OBLIGATIONS – 0.24%

ILLINOIS – 0.24%
Illinois State
5.10%, 06/01/33	13,425,000	13,160,259

		13,160,259

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $12,885,253)		13,160,259

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 69.95%

MORTGAGE-BACKED SECURITIES – 35.07%
Federal Home Loan Mortgage Corp.
4.50%, 04/01/22[c]	70,347,000	68,170,640
5.00%, 04/01/22[c]	82,161,000	81,056,962
5.00%, 04/01/37[c]	129,954,000	126,055,380
5.50%, 04/01/22[c]	95,586,000	95,780,159
5.50%, 04/01/37[c]	231,447,000	229,566,493
6.00%, 04/01/37[c]	141,231,000	142,444,704
Federal National Mortgage Association
4.50%, 04/01/22[c]	70,347,000	68,203,615
5.00%, 04/01/22[c]	90,216,000	89,003,723
5.50%, 04/01/22[c]	56,922,000	57,046,517
5.50%, 04/01/37[c]	298,572,000	296,099,451
6.00%, 04/01/37[c]	262,056,000	264,185,205
6.50%, 04/01/37[c]	182,580,000	186,060,431
Government National Mortgage Association
5.00%, 04/01/37[c]	77,865,000	76,088,705

Security	Principal	Value
5.50%, 04/01/37[c]	$70,347,000	$70,215,099
6.00%, 04/01/37[c]	41,886,000	42,507,745

		1,892,484,829

U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.00%
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08[a]	194,931,000	190,323,221
4.50%, 01/15/13[a]	110,085,000	108,264,260
6.25%, 07/15/32[a]	35,979,000	41,892,951
Federal National Mortgage Association
5.00%, 09/15/08	125,121,000	125,246,809
5.00%, 04/15/15[a]	34,905,000	35,204,537
7.25%, 01/15/10[a]	86,994,000	92,596,370

		593,528,148

U.S. GOVERNMENT OBLIGATIONS – 23.88%
U.S. Treasury Bonds
6.25%, 05/15/30[a]	55,311,000	66,992,685
7.50%, 11/15/16	35,442,000	43,418,221
7.63%, 02/15/25[a]	151,434,000	203,048,765
8.13%, 08/15/19[a]	112,770,000	148,934,211
U.S. Treasury Notes
3.50%, 02/15/10[a]	114,918,000	111,622,157
4.63%, 03/31/08	64,440,000	64,266,014
4.75%, 11/15/08[a]	96,660,000	96,777,927
4.75%, 05/15/14[a]	104,178,000	105,540,647
5.13%, 06/30/08	168,618,000	169,381,858
6.00%, 08/15/09[a]	270,111,000	278,822,055

		1,288,804,540

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $3,766,048,175)		3,774,817,517

SHORT-TERM INVESTMENTS – 55.16%

CERTIFICATES OF DEPOSIT[d] – 0.92%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	11,526,641	11,526,641
Deutsche Bank AG
5.35%, 08/08/07	19,211,068	19,211,068
Washington Mutual Bank
5.33%, 03/19/07	19,211,068	19,211,068

		49,948,777

46	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2007

Security	Principal	Value
COMMERCIAL PAPER[d] – 4.44%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[e]	$7,308,735	$7,259,318
BNP Paribas Finance Inc.
5.12%, 06/06/07	2,689,549	2,652,482
Bryant Park Funding LLC
5.27%, 03/06/07[e]	1,893,750	1,892,364
Cantabric Finance LLC
5.25%, 03/06/07[e]	6,147,542	6,143,059
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[e]	5,763,320	5,721,935
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[e]	3,916,522	3,906,163
Crown Point Capital Co. LLC
5.20%, 07/18/07[e]	8,876,666	8,698,442
Edison Asset Securitization LLC
5.21%, 04/11/07[e]	3,184,657	3,165,761
Five Finance Inc.
5.22%, 04/20/07[e]	3,534,836	3,509,209
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[e]	13,447,747	13,216,778
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[e]	12,602,460	12,587,264
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[e]	14,984,633	14,798,525
Harrier Finance Funding LLC
5.12%, 06/06/07[e]	7,684,427	7,578,520
Irish Permanent Treasury PLC
5.18%, 07/10/07	3,842,214	3,769,790
KKR Pacific Funding Trust
5.29%, 03/13/07[e]	9,605,534	9,588,596
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[e]	9,709,120	9,543,860

Security	Principal	Value
Liberty Street Funding Corp.
5.27%, 03/06/07[e]	$922,131	$921,456
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[e]	17,335,760	17,171,091
Nationwide Building Society
5.21%, 04/13/07[e]	7,300,206	7,254,776
Nestle Capital Corp.
5.19%, 08/09/07	4,610,656	4,503,639
Sedna Finance Inc.
5.22%, 04/17/07[e]	4,380,123	4,350,273
Simba Funding Corp.
5.20%, 07/23/07[e]	7,684,427	7,524,591
Societe Generale
5.18%, 05/16/07	19,211,068	19,000,984
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[e]	29,274,286	29,245,978
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[e]	5,625,001	5,615,926
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[e]	4,034,170	4,030,994
Tulip Funding Corp.
5.29%, 03/15/07[e]	14,751,103	14,720,757
Westpac Banking Corp.
5.20%, 07/12/07[e]	6,915,984	6,783,121
Zela Finance Inc.
5.20%, 07/16/07[e]	4,610,656	4,519,416

		239,675,068

MEDIUM-TERM NOTES[d] – 0.42%
Bank of America N.A.
5.28%, 04/20/07	1,921,107	1,921,107
Cullinan Finance Corp.
5.71%, 06/28/07[e]	5,763,320	5,763,320
K2 USA LLC
5.39%, 06/04/07[e]	5,763,320	5,763,320
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[e]	8,990,780	8,990,779

		22,438,526

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2007

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 35.51%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.26%[f,g]	$1,916,177,827	$1,916,177,827

		1,916,177,827

REPURCHASE AGREEMENTS[d] – 2.71%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $15,371,142 (collateralized by non-U.S. Government debt securities, value $15,842,419, 5.50% to 7.70%, 9/15/09 to 5/1/19).	15,368,854	15,368,854
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $11,528,360 (collateralized by non-U.S. Government debt securities, value $12,689,316, 0.00% to 9.20%, 10/17/18 to 11/25/52).	11,526,641	11,526,641
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $768,557 (collateralized by non-U.S. Government debt securities, value $807,502, 5.43%, 3/15/08).	768,443	768,443
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $11,528,357 (collateralized by non-U.S. Government debt securities, value $12,420,291, 0.00% to 10.00%, 5/27/33 to 8/25/46).	11,526,641	11,526,641

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $15,371,142 (collateralized by non-U.S. Government debt securities, value $16,150,039, 4.91% to 6.31%, 10/25/33 to 8/25/46).	$15,368,854	$15,368,854
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $8,454,143 (collateralized by non-U.S. Government debt securities, value $9,109,075, 0.00% to 10.00%, 5/27/33 to 8/25/46).	8,452,870	8,452,870
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $4,611,355 (collateralized by non-U.S. Government debt securities, value $5,136,456, 0.00% to 10.00%, 5/27/33 to 2/28/37).	4,610,656	4,610,656
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $2,851,885 (collateralized by non-U.S. Government debt securities, value $2,996,397, 4.52% to 6.89%, 1/15/09 to 10/25/36).	2,851,460	2,851,460
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $32,279,488 (collateralized by non-U.S. Government debt securities, value $35,585,885, 0.00% to 10.00%, 4/1/07 to 12/31/49).	32,274,593	32,274,593

48	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2007

Security	Principal	Value
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $3,842,786 (collateralized by non-U.S. Government debt securities, value $4,037,768, 3.72% to 5.99%, 12/15/36 to 6/1/46).	$3,842,214	$3,842,214
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $1,921,396 (collateralized by non-U.S. Government debt securities, value $2,018,996, 6.25% to 9.56%, 5/15/11 to 2/1/30).	1,921,107	1,921,107
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $7,685,571 (collateralized by non-U.S. Government debt securities, value $8,075,059, 1.63% to 14.50%, 5/1/07 to 9/18/37).	7,684,427	7,684,427
Morgan Stanley 5.36%, due 3/1/07, maturity value $7,685,571 (collateralized by non-U.S. Government debt securities, value $8,076,798, 0.00% to 10.00%, 3/1/07 to 2/28/37).	7,684,427	7,684,427
Morgan Stanley 5.51%, due 2/4/08, maturity value $5,654,082 (collateralized by non-U.S. Government debt securities, value $6,379,156, 0.00% to 10.00%, 3/1/07 to 2/28/37).[h]	5,379,099	5,379,099

Security	Principal	Value
Wachovia Capital 5.38%, due 3/1/07, maturity value $16,908,265 (collateralized by non-U.S. Government debt securities, value $17,765,043, 0.00% to 8.32%, 2/15/08 to 3/15/49).	$16,905,739	$16,905,739

		146,166,025

TIME DEPOSITS[d] – 0.82%
Bank of Nova Scotia
5.30%, 03/02/07	3,222,541	3,222,541
Chase Bank USA N.A.
5.38%, 03/01/07	11,526,641	11,526,641
Citibank N.A.
5.47%, 03/01/07	11,526,641	11,526,641
Deutsche Bank AG
5.38%, 03/01/07	18,048,491	18,048,491

		44,324,314

VARIABLE & FLOATING RATE NOTES[d] – 10.34%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[e]	19,672,125	19,674,082
American Express Centurion Bank
5.41%, 07/19/07	8,452,870	8,456,678
American Express Credit Corp.
5.42%, 03/05/08	2,305,328	2,306,451
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	350,216	350,216
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[e]	5,763,320	5,763,320
ASIF Global Financing
5.40%, 05/03/07[e]	768,443	768,513
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[e]	4,994,878	4,994,878

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2007

Security	Principal	Value
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[e]	$11,142,419	$11,142,739
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[e]	19,595,289	19,595,646
BMW US Capital LLC
5.32%, 01/15/08[e]	7,684,427	7,684,427
BNP Paribas
5.33%, 11/19/07[e]	14,216,190	14,216,190
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[e]	7,377,050	7,376,360
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[e]	5,609,632	5,609,632
CC USA Inc.
5.36%, 07/30/07[e]	3,842,214	3,842,425
Commodore CDO Ltd.
5.44%, 12/12/07[e]	1,921,107	1,921,107
Credit Agricole SA
5.33%, 11/23/07	7,684,427	7,684,427
Credit Suisse First Boston NY
5.36%, 04/24/07	3,842,214	3,842,239
Cullinan Finance Corp.
5.36%, 04/25/07[e]	1,921,107	1,921,107
DaimlerChrysler Auto Trust
Series 2006-C Class A1
5.33%, 10/08/07[e]	589,460	589,460
DEPFA Bank PLC
5.40%, 12/14/07[e]	7,684,427	7,684,427
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[e]	8,837,091	8,837,239
Eli Lilly Services Inc.
5.31%, 03/01/07[e]	5,129,355	5,129,355
Fifth Third Bancorp
5.32%, 02/22/08[e]	15,368,854	15,368,854
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[e]	4,994,878	4,994,626
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[e]	8,068,648	8,069,441

Security	Principal	Value
Granite Master Issuer PLC
5.29%, 08/20/07[e]	$26,895,495	$26,895,495
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[e]	9,989,755	9,989,810
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	11,526,641	11,527,381
HBOS Treasury Services PLC
5.46%, 01/24/08[e]	7,684,427	7,684,427
Holmes Financing PLC
5.29%, 07/16/07[e]	13,447,747	13,447,747
JP Morgan Securities Inc.
5.40%, 11/16/07	15,368,854	15,368,854
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[h]	21,132,174	21,132,174
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[e]	5,763,320	5,763,220
Kestrel Funding LLC
5.30%, 07/11/07[e]	3,073,771	3,073,652
Kommunalkredit Austria AG
5.32%, 02/08/08[e]	4,610,656	4,610,656
Leafs LLC
5.32%, 01/22/08[e]	7,445,211	7,445,211
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[e]	8,452,870	8,452,700
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[e]	2,709,158	2,709,158
Marshall & Ilsley Bank
5.32%, 02/15/08	4,226,435	4,226,435
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[e]	13,906,738	13,906,738
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[h]	8,452,870	8,452,870
Metropolitan Life Global Funding I
5.33%, 03/06/08[e]	11,526,641	11,526,641

50	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2007

Security	Principal	Value
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[e,h]	$768,443	$768,443
Mound Financing PLC
5.29%, 05/08/07[e]	7,223,361	7,223,361
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[e]	12,295,083	12,294,943
National City Bank of Indiana
5.34%, 05/21/07	3,842,214	3,842,286
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[e]	25,358,609	25,361,463
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[e]	7,703,638	7,702,618
Northern Rock PLC
5.38%, 02/01/08[e]	9,221,312	9,221,487
Northlake CDO I
5.42%, 09/06/07[e]	2,305,328	2,305,328
Pricoa Global Funding I
5.31%, 02/27/08[e]	10,373,976	10,373,976
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[e]	11,142,419	11,142,339
Skandinaviska Enskilda Banken
5.32%, 02/15/08[e]	7,684,427	7,684,427
Strips III LLC
5.37%, 07/24/07[e]	1,563,648	1,563,648
SunTrust Bank
5.29%, 05/01/07	7,684,427	7,684,494
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[e]	18,750,002	18,749,382
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[e]	12,679,305	12,679,305
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[e]	8,674,329	8,674,329
Wachovia Bank N.A.
5.36%, 05/22/07	15,368,854	15,368,854

Security	Principal	Value
Wal-Mart Stores Inc.
5.50%, 07/16/07[e]	$5,763,320	$5,764,779
Wells Fargo & Co.
5.33%, 11/15/07[e]	3,842,214	3,842,366
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[e]	5,763,320	5,763,343
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[e]	23,053,281	23,051,214
Wind Master Trust
5.31%, 07/25/07[e]	3,073,771	3,073,771

		558,173,164

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,976,903,701)		2,976,903,701

TOTAL INVESTMENTS IN SECURITIES – 153.88% (Cost: $8,289,177,331)		8,304,544,789

Other Assets, Less Liabilities – (53.88)%		(2,907,721,154)

NET ASSETS – 100.00%		$5,396,823,635

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Investments are denominated in U.S. dollars.
[c]	To-be-announced (TBA). See Note 1.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 98.02%

AEROSPACE & DEFENSE – 2.00%
United Technologies Corp.
4.38%, 05/01/10	$30,590,000	$30,046,161
4.88%, 05/01/15	27,930,000	27,302,574

		57,348,735

AUTO MANUFACTURERS – 0.99%
DaimlerChrysler N.A. Holding Corp.
5.88%, 03/15/11	27,930,000	28,439,667

		28,439,667

BANKS – 10.78%
Bank of America Corp.
5.38%, 08/15/11	27,930,000	28,291,468
5.63%, 10/14/16	26,600,000	27,353,135
Capital One Financial Corp.
5.70%, 09/15/11	27,930,000	28,383,778
6.15%, 09/01/16	27,930,000	28,881,000
HSBC Holdings PLC
6.50%, 05/02/36	27,930,000	30,638,208
US Bancorp
4.50%, 07/29/10	27,930,000	27,548,955
Wachovia Corp.
5.30%, 10/15/11	26,600,000	26,927,685
5.63%, 10/15/16	26,600,000	27,075,249
Wells Fargo & Co.
4.88%, 01/12/11	27,930,000	27,799,997
Wells Fargo Bank N.A.
5.75%, 05/16/16	26,600,000	27,603,535
5.95%, 08/26/36	27,930,000	29,234,266

		309,737,276

BEVERAGES – 1.95%
Diageo Capital PLC
5.88%, 09/30/36	27,930,000	27,889,781
Diageo Finance BV
5.50%, 04/01/13	27,930,000	28,277,687

		56,167,468

BUILDING MATERIALS – 1.98%
CRH America Inc.
5.63%, 09/30/11	27,930,000	28,359,619
6.00%, 09/30/16	27,930,000	28,571,469

		56,931,088

Security	Principal	Value
CHEMICALS – 0.95%
Du Pont (E.I.) de Nemours and Co.
4.13%, 04/30/10	$27,930,000	$27,269,279

		27,269,279

COMMERCIAL SERVICES – 1.96%
RR Donnelley & Sons Co.
5.63%, 01/15/12	27,930,000	28,400,385
Western Union Co.
5.40%, 11/17/11	27,930,000	27,823,866

		56,224,251

DIVERSIFIED FINANCIAL SERVICES – 32.25%
American Express Co.
5.50%, 09/12/16	27,930,000	28,544,795
American Express Credit Corp.
5.00%, 12/02/10	27,930,000	27,952,474
Bear Stearns Companies Inc. (The)
5.35%, 02/01/12	27,930,000	28,159,411
Caterpillar Financial Services Corp.
5.05%, 12/01/10	27,930,000	27,984,324
CIT Group Inc.
5.60%, 04/27/11	26,600,000	27,025,902
5.65%, 02/13/17	27,930,000	28,119,022
Citigroup Inc.
5.00%, 09/15/14	1,330,000	1,307,737
5.13%, 02/14/11	27,930,000	28,034,194
5.50%, 02/15/17	27,930,000	28,187,515
6.13%, 08/25/36	27,930,000	29,482,847
Credit Suisse First Boston USA Inc.
4.88%, 08/15/10	27,930,000	27,825,123
4.88%, 01/15/15	27,930,000	27,398,718
General Electric Capital Corp.
5.00%, 11/15/11	27,930,000	27,914,890
5.40%, 02/15/17	27,930,000	28,177,181
General Electric Co.
5.00%, 02/01/13	26,600,000	26,455,922
Goldman Sachs Group Inc. (The)
5.75%, 10/01/16	27,930,000	28,446,649
6.45%, 05/01/36	27,930,000	29,227,685
Goldman Sachs Group LP
4.50%, 06/15/10	27,930,000	27,500,007

52	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2007

Security	Principal	Value
HSBC Finance Corp.
5.25%, 01/14/11	$27,930,000	$28,075,752
5.50%, 01/19/16	27,930,000	28,322,190
International Lease Finance Corp.
5.45%, 03/24/11	29,260,000	29,590,059
JPMorgan Chase & Co.
5.15%, 10/01/15	27,930,000	27,717,734
5.60%, 06/01/11	27,930,000	28,516,707
Lehman Brothers Holdings Inc.
5.25%, 02/06/12	26,600,000	26,721,028
5.75%, 01/03/17	26,600,000	26,974,397
Merrill Lynch & Co. Inc.
5.77%, 07/25/11	27,930,000	28,681,191
6.05%, 05/16/16	27,930,000	28,979,573
6.11%, 01/29/37	27,930,000	27,809,761
Morgan Stanley
5.63%, 01/09/12	27,930,000	28,499,000
5.75%, 10/18/16	27,930,000	28,330,201
ORIX Corp.
5.48%, 11/22/11	27,930,000	27,985,585
Residential Capital Corp.
6.38%, 06/30/10	27,930,000	28,142,511
SLM Corp.
4.50%, 07/26/10	27,930,000	27,411,651
Toyota Motor Credit Corp.
5.45%, 05/18/11	26,600,000	27,151,722

		926,653,458

ELECTRIC – 2.00%
FPL Group Capital Inc.
5.63%, 09/01/11	27,930,000	28,487,060
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	27,930,000	29,013,812

		57,500,872

HEALTH CARE - SERVICES – 1.87%
UnitedHealth Group Inc.
5.25%, 03/15/11	27,930,000	28,021,587
5.80%, 03/15/36	25,536,000	25,732,789

		53,754,376

Security	Principal	Value
INSURANCE – 2.88%
American International Group Inc.
5.05%, 10/01/15	$27,930,000	$27,549,757
Berkshire Hathaway Finance Corp.
4.75%, 05/15/12	27,930,000	27,497,118
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	27,930,000	27,604,587

		82,651,462

MACHINERY – 2.03%
Caterpillar Inc.
5.70%, 08/15/16	27,930,000	28,679,519
6.05%, 08/15/36	27,930,000	29,504,534

		58,184,053

MEDIA – 7.98%
Comcast Corp.
5.45%, 11/15/10	27,930,000	28,189,820
5.90%, 03/15/16	27,930,000	28,668,059
6.45%, 03/15/37	27,930,000	29,193,466
News America Inc.
6.40%, 12/15/35	27,930,000	28,781,303
Time Warner Inc.
5.50%, 11/15/11	27,930,000	28,311,738
Viacom Inc.
5.75%, 04/30/11	27,930,000	28,397,140
6.25%, 04/30/16	27,930,000	28,651,874
6.88%, 04/30/36	27,930,000	29,000,659

		229,194,059

MINING – 1.02%
Vale Overseas Ltd.
6.88%, 11/21/36	27,930,000	29,449,062

		29,449,062

OIL & GAS – 3.92%
Anadarko Petroleum Corp.
5.95%, 09/15/16	27,930,000	28,265,770
6.45%, 09/15/36	27,930,000	28,507,196
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	26,600,000	27,065,504

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2007

Security	Principal	Value
Shell International Finance BV
5.63%, 06/27/11	$27,930,000	$28,683,490

		112,521,960

PHARMACEUTICALS – 5.89%
Abbott Laboratories
5.60%, 05/15/11	27,930,000	28,377,140
5.88%, 05/15/16	26,600,000	27,810,300
Bristol-Myers Squibb Co.
5.88%, 11/15/36	27,930,000	28,538,168
Wyeth
5.50%, 02/01/14	27,930,000	28,406,742
5.50%, 02/15/16	27,930,000	28,421,083
6.00%, 02/15/36	26,600,000	27,668,956

		169,222,389

REAL ESTATE INVESTMENT TRUSTS – 0.96%
iStar Financial Inc.
5.15%, 03/01/12	27,930,000	27,478,520

		27,478,520

RETAIL – 3.86%
Home Depot Inc.
5.25%, 12/16/13	27,930,000	28,105,990
5.40%, 03/01/16	29,260,000	28,666,940
5.88%, 12/16/36	27,930,000	28,143,031
Wal-Mart Stores Inc.
4.13%, 07/01/10	26,600,000	25,883,834

		110,799,795

SOFTWARE – 1.02%
Oracle Corp.
5.00%, 01/15/11	29,260,000	29,257,329

		29,257,329

TELECOMMUNICATIONS – 9.93%
AT&T Inc.
5.30%, 11/15/10	27,930,000	28,083,474
6.80%, 05/15/36	26,600,000	29,237,469
BellSouth Corp.
4.75%, 11/15/12	27,930,000	27,299,533
Cisco Systems Inc.
5.25%, 02/22/11	27,930,000	28,203,799
5.50%, 02/22/16	27,930,000	28,472,787

Security	Shares or Principal	Value
Embarq Corp.
6.74%, 06/01/13	$27,930,000	$29,065,959
8.00%, 06/01/36	27,930,000	29,932,894
Verizon Communications Inc.
5.35%, 02/15/11	27,930,000	28,149,809
5.55%, 02/15/16	27,930,000	28,193,881
Verizon Global Funding Corp.
5.85%, 09/15/35	29,260,000	28,692,706

		285,332,311

TEXTILES – 1.80%
Mohawk Industries Inc.
5.75%, 01/15/11	17,556,000	17,733,399
6.13%, 01/15/16	33,782,000	34,115,153

		51,848,552

TOTAL CORPORATE BONDS & NOTES (Cost: $2,779,099,159)		2,815,965,962

SHORT-TERM INVESTMENTS – 0.47%

MONEY MARKET FUNDS – 0.47%
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares
5.26%[a,b]	13,677,364	13,677,364

		13,677,364

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,677,364)		13,677,364

TOTAL INVESTMENTS IN SECURITIES – 98.49% (Cost: $2,792,776,523)		2,829,643,326

Other Assets, Less Liabilities – 1.51%		43,262,525

NET ASSETS – 100.00%		$2,872,905,851

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

54	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2007

	iShares Lehman
	1-3 Year Credit Bond Fund	Intermediate Credit Bond Fund	Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$19,811,527	$19,644,392	$19,809,383
Affiliated issuers (Note 2)	61,319	181,496	74,458

Total cost of investments	$19,872,846	$19,825,888	$19,883,841

Investments in securities, at value (Note 1):
Unaffiliated issuers	$19,855,904	$19,742,136	$19,940,674
Affiliated issuers (Note 2)	61,319	181,496	74,458

Total value of investments	19,917,223	19,923,632	20,015,132
Cash	138,054	–	–
Receivables:
Investment securities sold	–	215,106	163,481
Interest	237,796	291,730	322,107

Total Assets	20,293,073	20,430,468	20,500,720

LIABILITIES
Payables:
Investment securities purchased	138,054	194,290	147,660
Investment advisory fees (Note 2)	3,129	3,075	3,087

Total Liabilities	141,183	197,365	150,747

NET ASSETS	$20,151,890	$20,233,103	$20,349,973

Net assets consist of:
Paid-in capital	$19,999,101	$20,028,251	$20,114,733
Undistributed net investment income	106,895	120,696	124,153
Undistributed net realized gain (accumulated net realized loss)	1,517	(13,588)	(20,204)
Net unrealized appreciation	44,377	97,744	131,291

NET ASSETS	$20,151,890	$20,233,103	$20,349,973

Shares outstanding	200,000	200,000	200,000

Net asset value per share	$100.76	$101.17	$101.75

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2007

	iShares Lehman
	Intermediate Government/ Credit Bond Fund	Government/ Credit Bond Fund	Aggregate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$24,311,281	$23,739,822	$6,372,999,504
Affiliated issuers (Note 2)	194,284	187,638	1,916,177,827

Total cost of investments	$24,505,565	$23,927,460	$8,289,177,331

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$24,382,826	$23,846,203	$6,388,366,962
Affiliated issuers (Note 2)	194,284	187,638	1,916,177,827

Total value of investments	24,577,110	24,033,841	8,304,544,789
Receivables:
Investment securities sold	79,589	93,571	1,916,715,544
Interest	181,376	214,869	50,245,555
Capital shares sold	–	–	10,864,163

Total Assets	24,838,075	24,342,281	10,282,370,051

LIABILITIES
Payables:
Investment securities purchased	71,937	87,430	3,824,025,209
Collateral for securities on loan (Note 5)	4,601,680	3,947,591	1,060,725,874
Capital shares redeemed	–	69,453	–
Investment advisory fees (Note 2)	3,122	4,608	795,333

Total Liabilities	4,676,739	4,109,082	4,885,546,416

NET ASSETS	$20,161,336	$20,233,199	$5,396,823,635

Net assets consist of:
Paid-in capital	$19,987,664	$20,023,101	$5,396,148,680
Undistributed net investment income	107,685	128,879	23,323,081
Accumulated net realized loss	(5,558)	(25,162)	(38,015,584)
Net unrealized appreciation	71,545	106,381	15,367,458

NET ASSETS	$20,161,336	$20,233,199	$5,396,823,635

Shares outstanding	200,000	200,000	53,700,000

Net asset value per share	$100.81	$101.17	$100.50

[a]	Securities on loan with market values of $4,494,050, $3,850,482 and $1,027,917,621, respectively. See Note 5.

See notes to financial statements.

56	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2007

iShares iBoxx
$ Investment Grade Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,779,099,159
Affiliated issuers (Note 2)	13,677,364

Total cost of investments	$2,792,776,523

Investments in securities, at value (Note 1):
Unaffiliated issuers	$2,815,965,962
Affiliated issuers (Note 2)	13,677,364

Total value of investments	2,829,643,326
Receivables:
Investment securities sold	173,317,732
Interest	40,608,059

Total Assets	3,043,569,117

LIABILITIES
Payables:
Investment securities purchased	170,340,260
Investment advisory fees (Note 2)	323,006

Total Liabilities	170,663,266

NET ASSETS	$2,872,905,851

Net assets consist of:
Paid-in capital	$2,908,616,862
Undistributed net investment income	12,935,073
Accumulated net realized loss	(85,512,887)
Net unrealized appreciation	36,866,803

NET ASSETS	$2,872,905,851

Shares outstanding	26,600,000

Net asset value per share	$108.00

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2007

	iShares Lehman
	1-3 Year Credit Bond Fund[a]	Intermediate Credit Bond Fund[a]	Credit Bond Fund[a]

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$170,652	$185,535	$189,931
Interest from affiliated issuers (Note 2)	444	862	651
Securities lending income	–	–	5

Total investment income	171,096	186,397	190,587

EXPENSES
Investment advisory fees (Note 2)	7,021	6,961	6,598

Total expenses	7,021	6,961	6,598

Net investment income	164,075	179,436	183,989

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	771	(14,188)	(20,246)
In-kind redemptions	(8,371)	(48,476)	(25,815)

Net realized loss	(7,600)	(62,664)	(46,061)

Net change in unrealized appreciation (depreciation)	44,377	97,744	131,291

Net realized and unrealized gain	36,777	35,080	85,230

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$200,852	$214,516	$269,219

[a]	For the period from January 5, 2007 (commencement of operations) to February 28, 2007.

See notes to financial statements.

58	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2007

	iShares Lehman
	Intermediate Government/ Credit Bond Fund[a]	Government/ Credit Bond Fund[a]	Aggregate Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$168,499	$211,128	$129,168,393
Interest from affiliated issuers (Note 2)	843	946	70,525,257
Securities lending income	583	1,772	724,316

Total investment income	169,925	213,846	$200,417,966

EXPENSES
Investment advisory fees (Note 2)	7,000	8,490	8,075,422

Total expenses	7,000	8,490	8,075,422

Net investment income	162,925	205,356	192,342,544

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(5,744)	(32,531)	574,622
In-kind redemptions	(27,437)	95,595	735,814

Net realized gain (loss)	(33,181)	63,064	1,310,436

Net change in unrealized appreciation (depreciation)	71,545	106,381	38,651,909

Net realized and unrealized gain	38,364	169,445	39,962,345

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$201,289	$374,801	$232,304,889

[a]	For the period from January 5, 2007 (commencement of operations) to February 28, 2007.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2007

iShares iBoxx
$ Investment Grade Corporate Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$137,133,895
Interest from affiliated issuers (Note 2)	286,450
Securities lending income	1,034

Total investment income	137,421,379

EXPENSES
Investment advisory fees (Note 2)	3,809,910

Total expenses	3,809,910

Net investment income	133,611,469

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(58,981,139)
In-kind redemptions	597,113

Net realized loss	(58,384,026)

Net change in unrealized appreciation (depreciation)	83,392,049

Net realized and unrealized gain	25,008,023

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$158,619,492

See notes to financial statements.

60	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Lehman 1-3 Year Credit Bond Fund	iShares Lehman Intermediate Credit Bond Fund	iShares Lehman Credit Bond Fund
	Period from January 5, 2007[a] to February 28, 2007	Period from January 5, 2007[a] to February 28, 2007	Period from January 5, 2007[a] to February 28, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$164,075	$179,436	$183,989
Net realized loss	(7,600)	(62,664)	(46,061)
Net change in unrealized appreciation (depreciation)	44,377	97,744	131,291

Net increase in net assets resulting from operations	200,852	214,516	269,219

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(57,180)	(58,639)	(59,763)

Total distributions to shareholders	(57,180)	(58,639)	(59,763)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,027,794	30,046,668	30,152,226
Cost of shares redeemed	(10,019,576)	(9,969,442)	(10,011,709)

Net increase in net assets from capital share transactions	20,008,218	20,077,226	20,140,517

INCREASE IN NET ASSETS	20,151,890	20,233,103	20,349,973

NET ASSETS
Beginning of period	–	–	–

End of period	$20,151,890	$20,233,103	$20,349,973

Undistributed net investment income included in net assets at end of period	$106,895	$120,696	$124,153

SHARES ISSUED AND REDEEMED
Shares sold	300,000	300,000	300,000
Shares redeemed	(100,000)	(100,000)	(100,000)

Net increase in shares outstanding	200,000	200,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman Intermediate Government/Credit Bond Fund	iShares Lehman Government/Credit Bond Fund	iShares Lehman Aggregate Bond Fund
	Period from January 5, 2007[a] to February 28, 2007	Period from January 5, 2007[a] to February 28, 2007	Year ended February 28, 2007	Year ended February 28, 2006
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$162,925	$205,356	$192,342,544	$88,222,708
Net realized gain (loss)	(33,181)	63,064	1,310,436	(19,021,880)
Net change in unrealized appreciation (depreciation)	71,545	106,381	38,651,909	(17,014,253)

Net increase in net assets resulting from operations	201,289	374,801	232,304,889	52,186,575

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(55,197)	(76,298)	(188,178,271)	(91,986,737)

Total distributions to shareholders	(55,197)	(76,298)	(188,178,271)	(91,986,737)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,992,367	30,051,296	2,259,945,036	1,890,527,411
Cost of shares redeemed	(9,977,123)	(10,116,600)	(49,792,479)	–

Net increase in net assets from capital share transactions	20,015,244	19,934,696	2,210,152,557	1,890,527,411

INCREASE IN NET ASSETS	20,161,336	20,233,199	2,254,279,175	1,850,727,249

NET ASSETS
Beginning of period	–	–	3,142,544,460	1,291,817,211

End of period	$20,161,336	$20,233,199	$5,396,823,635	$3,142,544,460

Undistributed net investment income included in net assets at end of period	$107,685	$128,879	$23,323,081	$11,805,975

SHARES ISSUED AND REDEEMED
Shares sold	300,000	300,000	22,800,000	18,700,000
Shares redeemed	(100,000)	(100,000)	(500,000)	–

Net increase in shares outstanding	200,000	200,000	22,300,000	18,700,000

[a]	Commencement of operations.

See notes to financial statements.

62	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Year ended February 28, 2007	Year ended February 28, 2006
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$133,611,469	$116,987,598
Net realized loss	(58,384,026)	(21,521,440)
Net change in unrealized appreciation (depreciation)	83,392,049	(68,444,863)

Net increase in net assets resulting from operations	158,619,492	27,021,295

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(130,100,158)	(116,439,147)

Total distributions to shareholders	(130,100,158)	(116,439,147)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	475,037,781	1,256,946,816
Cost of shares redeemed	(32,029,595)	(1,321,068,628)

Net increase (decrease) in net assets from capital share transactions	443,008,186	(64,121,812)

INCREASE (DECREASE) IN NET ASSETS	471,527,520	(153,539,664)

NET ASSETS
Beginning of year	2,401,378,331	2,554,917,995

End of year	$2,872,905,851	$2,401,378,331

Undistributed net investment income included in net assets at end of year	$12,935,073	$10,224,878

SHARES ISSUED AND REDEEMED
Shares sold	4,500,000	11,400,000
Shares redeemed	(300,000)	(12,000,000)

Net increase (decrease) in shares outstanding	4,200,000	(600,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Lehman 1-3 Year Credit Bond Fund
Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$100.08

Income from investment operations:
Net investment income[b]	0.69
Net realized and unrealized gain[c]	0.28

Total from investment operations	0.97

Less distributions from:
Net investment income	(0.29)

Total distributions	(0.29)

Net asset value, end of period	$100.76

Total return	0.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,152
Ratio of expenses to average net assets[e]	0.20%
Ratio of net investment income to average net assets[e]	4.67%
Portfolio turnover rate[f]	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Lehman Intermediate Credit Bond Fund
Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$100.19

Income from investment operations:
Net investment income[b]	0.76
Net realized and unrealized gain[c]	0.51

Total from investment operations	1.27

Less distributions from:
Net investment income	(0.29)

Total distributions	(0.29)

Net asset value, end of period	$101.17

Total return	1.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,233
Ratio of expenses to average net assets[e]	0.20%
Ratio of net investment income to average net assets[e]	5.16%
Portfolio turnover rate[f]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Lehman Credit Bond Fund
Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$100.57

Income from investment operations:
Net investment income[b]	0.83
Net realized and unrealized gain[c]	0.65

Total from investment operations	1.48

Less distributions from:
Net investment income	(0.30)

Total distributions	(0.30)

Net asset value, end of period	$101.75

Total return	1.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,350
Ratio of expenses to average net assets[e]	0.20%
Ratio of net investment income to average net assets[e]	5.58%
Portfolio turnover rate[f]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Lehman Intermediate Government/Credit Bond Fund
Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$100.00

Income from investment operations:
Net investment income[b]	0.69
Net realized and unrealized gain[c]	0.40

Total from investment operations	1.09

Less distributions from:
Net investment income	(0.28)

Total distributions	(0.28)

Net asset value, end of period	$100.81

Total return	1.09%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,161
Ratio of expenses to average net assets[e]	0.20%
Ratio of net investment income to average net assets[e]	4.65%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Lehman Government/Credit Bond Fund
Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$100.23

Income from investment operations:
Net investment income[b]	0.72
Net realized and unrealized gain[c]	0.47

Total from investment operations	1.19

Less distributions from:
Net investment income	(0.25)

Total distributions	(0.25)

Net asset value, end of period	$101.17

Total return	1.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,233
Ratio of expenses to average net assets[e]	0.20%
Ratio of net investment income to average net assets[e]	4.84%
Portfolio turnover rate[f]	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Aggregate Bond Fund
	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Sep. 22, 2003[a] to Feb. 29, 2004

Net asset value, beginning of period	$100.08	$101.72	$103.18	$100.92

Income from investment operations:
Net investment income	4.71 [b]	3.83	3.73	1.12
Net realized and unrealized gain (loss)[c]	0.41	(1.32)	(1.62)	2.34

Total from investment operations	5.12	2.51	2.11	3.46

Less distributions from:
Net investment income	(4.70)	(4.15)	(3.57)	(1.20)

Total distributions	(4.70)	(4.15)	(3.57)	(1.20)

Net asset value, end of period	$100.50	$100.08	$101.72	$103.18

Total return	5.31%	2.53%	2.11%	3.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,396,824	$3,142,544	$1,291,817	$350,800
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.76%	3.89%	2.90%	2.47%
Portfolio turnover rate[f,g]	483%	456%	457%	165%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003

Net asset value, beginning of period	$107.20	$111.08	$112.78	$110.46	$103.03

Income from investment operations:
Net investment income	5.54 [b]	5.15	5.18	5.35	3.24
Net realized and unrealized gain (loss)[c]	0.68	(3.92)	(1.70)	2.44	7.12

Total from investment operations	6.22	1.23	3.48	7.79	10.36

Less distributions from:
Net investment income	(5.42)	(5.11)	(5.18)	(5.38)	(2.93)
Net realized gain	–	–	–	(0.09)[d]	–

Total distributions	(5.42)	(5.11)	(5.18)	(5.47)	(2.93)

Net asset value, end of period	$108.00	$107.20	$111.08	$112.78	$110.46

Total return	6.03%	1.12%	3.24%	7.29%	10.22%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,872,906	$2,401,378	$2,554,918	$2,492,441	$2,076,579
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	5.26%	4.75%	4.71%	4.83%	5.38%
Portfolio turnover rate[g]	89%	71%	32%	0%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of February 28, 2007, the Trust offered 101 investment portfolios or funds.

These financial statements relate only to the iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman Aggregate Bond Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund (formerly iShares GS$ InvesTopTM Corporate Bond Fund) (each, a “Fund,” collectively, the “Funds”). The iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund and iShares Lehman Government/Credit Bond Fund commenced operations on January 5, 2007.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Lehman Aggregate Bond Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts in the financial statements have been reclassified to be consistent with the current period presentation. Those reclassifications had no impact on the prior year net assets, net income or distributions.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed at least once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of February 28, 2007, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Lehman 1-3 Year Credit	$108,390	$44,399	$–	$152,789
Lehman Intermediate Credit	120,263	98,177	(13,588)	204,852
Lehman Credit	123,824	131,620	(20,204)	235,240
Lehman Intermediate Government/Credit	107,284	71,416	(5,028)	173,672
Lehman Government/Credit	128,650	98,328	(16,880)	210,098
Lehman Aggregate	23,028,099	2,677,185	(25,030,329)	674,955
iBoxx $ Investment Grade Corporate	12,509,305	37,289,793	(85,510,109)	(35,711,011)

The tax character of distributions paid during the years ended February 28, 2007 and February 28, 2006, were as follows:

iShares Bond Fund	2007	2006
Lehman 1-3 Year Credit[a]
Distributions paid from:
Ordinary income	$57,180	$–

Total Distributions	$57,180	$–

Lehman Intermediate Credit[a]
Distributions paid from:
Ordinary income	$58,639	$–

Total Distributions	$58,639	$–

72	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund	2007	2006
Lehman Credit[a]
Distributions paid from:
Ordinary income	$59,763	$–

Total Distributions	$59,763	$–

Lehman Intermediate Government/Credit[a]
Distributions paid from:
Ordinary income	$55,197	$–

Total Distributions	$55,197	$–

Lehman Government/Credit[a]
Distributions paid from:
Ordinary income	$76,298	$–

Total Distributions	$76,298	$–

Lehman Aggregate
Distributions paid from:
Ordinary income	$188,178,271	$91,986,737

Total Distributions	$188,178,271	$91,986,737

iBoxx $ Investment Grade Corporate
Distributions paid from:
Ordinary income	$130,100,158	$116,439,147

Total Distributions	$130,100,158	$116,439,147

[a]	Commencement of operations on January 5, 2007.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended February 28, 2007.

From November 1, 2006 to February 28, 2007, certain Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending February 29, 2008, as follows:

iShares Bond Fund	Deferred Net Realized Capital Losses
Lehman Intermediate Credit	$13,588
Lehman Credit	20,204
Lehman Intermediate Government/Credit	5,028
Lehman Government/Credit	16,880
Lehman Aggregate	3,004,370
iBoxx $ Investment Grade Corporate	5,145,449

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of February 28, 2007, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2013	Expiring 2014	Expiring 2015	Total
Lehman Aggregate	$1,089,293	$4,420,413	$16,516,253	$22,025,959
iBoxx $ Investment Grade Corporate	4,185,823	7,993,294	68,185,543	80,364,660

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended February 28, 2007, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended February 28, 2007 are disclosed in the Funds’ Statements of Operations.

As of February 28, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Lehman 1-3 Year Credit	$19,872,824	$47,221	$(2,822)	$44,399
Lehman Intermediate Credit	19,825,455	100,581	(2,404)	98,177
Lehman Credit	19,883,512	137,196	(5,576)	131,620
Lehman Intermediate Government/Credit	24,505,694	72,485	(1,069)	71,416
Lehman Government/Credit	23,935,513	100,682	(2,354)	98,328
Lehman Aggregate	8,301,867,604	9,748,061	(7,070,876)	2,677,185
iBoxx $ Investment Grade Corporate	2,792,353,533	42,390,758	(5,100,965)	37,289,793

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Lehman Aggregate Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase

74	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Lehman 1-3 Year Credit	0.20%
Lehman Intermediate Credit	0.20
Lehman Credit	0.20
Lehman Intermediate Government/Credit	0.20
Lehman Government/Credit	0.20
Lehman Aggregate	0.20
iBoxx $ Investment Grade Corporate	0.15

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended February 28, 2007, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Lehman Credit	$5
Lehman Intermediate Government/Credit	583
Lehman Government/Credit	1,772
Lehman Aggregate	724,316
iBoxx $ Investment Grade Corporate	1,034

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

As of February 28, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2007, were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Lehman 1-3 Year Credit	$–	$–	$3,064,142	$3,016,788
Lehman Intermediate Credit	–	–	798,000	946,933
Lehman Credit	–	–	888,991	1,002,917
Lehman Intermediate Government/Credit	119,008	39,732	262,452	317,828
Lehman Government/Credit	1,846,625	1,772,298	647,668	568,611
Lehman Aggregate	19,870,219,210	19,120,761,312	361,379,043	342,938,165
iBoxx $ Investment Grade Corporate	15,566,505	15,651,435	2,229,074,064	2,231,612,016

In-kind transactions (See Note 4) for the year ended February 28, 2007, were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman 1-3 Year Credit	$29,606,981	$9,851,585
Lehman Intermediate Credit	29,528,544	9,671,216
Lehman Credit	29,646,789	9,675,965
Lehman Intermediate Government/Credit	29,458,408	9,731,041
Lehman Government/Credit	29,539,883	9,949,306
Lehman Aggregate	1,445,611,379	31,611,651
iBoxx $ Investment Grade Corporate	467,079,274	31,516,837

76	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2007, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. In the case of the iShares Lehman Aggregate Bond Fund, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case the Fund generally requires the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. Investors purchasing and redeeming Creation Units in the Funds pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of February 28, 2007, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of February 28, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “FairValue Measurements. ”FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS	77

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman Aggregate Bond Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund (formerly iShares GS $ InvesTopTM Corporate Bond Fund), each a Fund of the iShares Bond Funds Series (the “Funds”), at February 28, 2007, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2007

78	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2007:

iShares Bond Fund	Interest- Related Dividends

Lehman 1-3 Credit	$57,180

Lehman Intermediate Credit	58,639

Lehman Credit	59,763

Lehman Intermediate Government/Credit	55,197

Lehman Government/Credit	72,386

Lehman Aggregate	131,315,717

Lehman iBoxx $ Investment Grade Corporate	117,875,746

TAX INFORMATION	79

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the iShares Lehman Aggregate and iShares iBoxx $ Investment Grade Corporate Bond Funds. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Information for the iShares Lehman 1-3 Year Credit, iShares Lehman Intermediate Credit, iShares Lehman Credit, iShares Lehman Intermediate Government/Credit and iShares Lehman Government/Credit Bond Funds is not presented as these Funds did not commence operations until after the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Lehman Aggregate Bond Fund

Period Covered: October 1, 2003 through December 31, 2006

	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	38	4.64%
Between 0.5% and –0.5%	781	95.36

	819	100.00%

iShares iBoxx $ Investment Grade Corporate Bond Fund

Period Covered: October 1, 2002 through December 31, 2006

	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	13	1.21%
Greater than 0.5% and Less than 1.0%	163	15.23
Between 0.5% and –0.5%	893	83.47
Less than –0.5% and Greater than –1.0%	1	0.09

	1,070	100.00%

80	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 125 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman, and President (since 2003).	Chief Executive Officer of Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Barclays Global Fund Advisors (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director, Chairman and Chief Executive Officer of Barclays Global Investors Services (since 2005); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGIF and MIP; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	81

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G. C. Parker, 1939	Trustee (since 2000) Lead Independent Trustee (since 2006)	Dean Witter Distinguished Professor of Finance, Emeritus (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.
Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (1991-2006); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); President of the Board of Directors, Catholic Charities CYO (since 2007); Chair of Thacher School Finance and Investment Committees.	Director (since 2005) of iShares, Inc.; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2002) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Director (2004 -2006) of Women’s Forum West (professional association).
Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG, LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

82	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Robert H. Silver, 1955	Trustee (since 2007)	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer of UBS Financial Services, Inc. (2003-2005); President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Broadway Producer (since 2006).	Director (since 2007) of iShares, Inc.; Director and Member (since 2006) of the Audit and Compensation Committee of EPAM Systems, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Trustee (since 2005), Newark Academy; Director (1990-2005), UBS Financial Services, Inc.

Officer
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000- 2003).	None.

TRUSTEE AND OFFICER INFORMATION	83

Notes:

84	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS Fixed-Rate (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs®” is a trademark of Goldman, Sachs & Co. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Annual Report.

4322-iS-0407

86	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-070-04007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Item 2.	Code of Ethics.

As of February 28, 2007, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and Chief Executive Officer, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended February 28, 2007, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d), and 4(g) are for the fourteen series of the Registrant for which the fiscal year-end is February 28, 2007 (the “Funds”) and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $83,850 for the fiscal year ended February 28, 2006 and $200,234 for the fiscal year ended February 28, 2007.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2006 and February 28, 2007 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $36,572 for the fiscal year ended February 28, 2006 and $86,370 for the fiscal year ended February 28, 2007.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended February 28, 2006 and February 28, 2007 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended in June 2006, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2007 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant were $905,938 for the fiscal year ended February 28, 2006 and $2,656,573 for the fiscal year ended February 28, 2007.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Cecilia H. Herbert, George G.C. Parker, Charles A. Hurty, John E. Kerrigan and Robert H. Silver.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Nominating Committee of Registrant’s Board of Trustees (the “Nominating Committee”) is charged with identifying nominees to serve as Board members and recommending such nominees to the Board. The Board believes that shareholders as a group are best served by the efficient allocation of Registrant and Board resources. As such, the Board is not required to consider any person nominated by any shareholder of the Registrant (acting solely in the capacity as shareholder and not in any other capacity) to serve as an independent Trustee, although the Nominating Committee may consider any such person if the Nominating Committee of the Board deems it appropriate after considering all circumstances the Nominating Committee’s members deem relevant.

Item 11.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: April 20, 2007

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: April 20, 2007